UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: March 31, 2020

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Annual Report
March 31, 2020
Classes A, I, P, R6, SMA and W
Fixed-Income Fund
■
Voya Investment Grade Credit Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports, like this annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
E-Delivery Sign-up – details inside

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This report contains a summary portfolio of investments for the Fund. The Fund’s Form NPORT-P is available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available: on www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Turbulent Waters Demand Steadfast Navigation
After a tumultuous January, stocks staged an impressive recovery until the last week of February, at which point the financial markets fell sharply as fears of the spreading coronavirus darkened the outlook. The tumult has since continued: as of this writing at the end of March, global stock markets, as measured by the MSCI All Country World IndexSM, have spiraled down into a bear market, i.e., a drop of 20% or more.
Governments around the world launched massive policy responses to the coronavirus pandemic in March. The U.S. Congress passed a $2 trillion rescue package, the largest single injection of cash into the U.S. economy in history. The U.S. Federal Reserve Board cut interest rates to near zero, expanded its purchases of U.S. Treasury and mortgage-backed securities to include corporate and municipal bonds, coordinated with other central banks to ease strains in the global funding markets and guaranteed support for critical market functions such as credit flows into the private and public sectors. While these measures provided only temporary respite from market tumult, we believe they have helped allay fears of an economic shutdown.
Until the picture is clearer, however, we expect the market swings to continue. It is our opinion that investors should resist the temptation of the 24-hour “breaking news” cycle; in the end, fundamentals will count most. The most valuable insight we can offer is a reminder that events such as the coronavirus are exactly why investors prepare portfolios for risk. It is also worth remembering that, in our view, portfolios should not be built just to withstand risk; primarily, they should be built to achieve long-term objectives. We believe that even severe market disruptions such as this should not distract investors from focusing on their objectives.
This is an unprecedented time for all of us, and the situation is fast-changing. And while we are humble and realistic in the face of the challenges ahead, we believe we are well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
April 2, 2020
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Corporate Bond Index	The index is the Corporate component of the U.S. Credit Index. It includes publicly-issued U.S. corporate and secured notes that meet the specified maturity, liquidity, and quality requirements. The Index includes corporate sectors including Industrial, Utility, and Finance.
MSCI All Country World IndexSM	A free-float adjusted market capitalization index that is designed to measure equity performance in the global developed and emerging markets.
2

Portfolio Managers’ Report	Voya Investment Grade Credit Fund

Sector Diversification as of March 31, 2020 (as a percentage of net assets)

Financials	29.8%
Consumer, Non-cyclical	15.9%
Utilities	11.9%
Energy	8.9%
Communications	8.7%
Industrials	7.1%
Technology	7.0%
Consumer, Cyclical	6.6%
Basic Materials	2.5%
U.S. Treasury Bonds	0.7%
U.S. Treasury Notes	0.2%
Assets in Excess of Other Liabilities*	0.7%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Voya Investment Grade Credit Fund (the “Fund”) seeks to maximize total return. Total return is a combination of income and capital appreciation. The Fund is managed by Anil Katarya, CFA, and Travis King, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2020, the Fund’s Class SMA shares returned 5.66%, compared to the Bloomberg Barclays U.S. Corporate Bond Index (the “Index” or “Bloomberg Barclays U.S. Corporate”), which returned 4.98% for the same period.
Portfolio Specifics: For the reporting period, the Fund outperformed the Index. Both sector allocation and security selection contributed to performance. The reporting period was defined by relatively strong performance until the last three months, when yield “spreads” — i.e., corporate bond yields relative to comparable-maturity U.S. Treasury securities — gapped wider as a result of the economic impact of the COVID-19 pandemic. As a result, corporate bonds underperformed, detracting from the Fund’s relative results. By contrast, the Fund’s allocations to cash and Treasuries added to returns.
Security selection added to returns across a variety of sectors, notably banking and real estate investment trusts, as well as capital goods and technology. Additionally, the Fund’s overweighting of utilities was a significant contributor. Detractors included the Fund’s allocation to the energy sector, which late in the period came under extreme pressure from an oil price war between Saudi Arabia and Russia. The Fund’s allocation to high yield also detracted from performance, as a result of holding securities of investment-grade-rated banks that were lower down in their capital structures, and therefore more vulnerable to credit risks. Per its prospectus, the Fund may allocate up to 10% of net asset exposure to high yield securities.
Current Strategy & Outlook: Spreads have widened meaningfully in response to recent volatility. Looking forward, oil prices in the $30 range will result in a sharp decline in cash flows. However, many investment grade-rated energy issuers, particularly the larger integrated
Top Ten Holdings as of March 31, 2020 (as a percentage of net assets)

Credit Agricole SA/London, 2.375%, 01/22/25	1.1%
Synovus Financial Corp., 5.750%, 12/15/25	1.0%
JPMorgan Chase & Co., 2.301%, 10/15/25	0.7%
Global Payments, Inc., 2.650%, 02/15/25	0.7%
United States Treasury Bond, 2.375%, 11/15/49	0.7%
JPMorgan Chase & Co., 4.600%, 12/31/99	0.7%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/46	0.7%
BlackRock, Inc., 2.400%, 04/30/30	0.6%
FirstEnergy Corp., 3.900%, 07/15/27	0.6%
Mitsubishi UFJ Financial Group, Inc., 2.559%, 02/25/30	0.6%
Portfolio holdings are subject to change daily.
and independents, do have multiple levers to pull and do not have short term funding needs, thus, in our opinion, making a jump to an immediate default unlikely.
As we saw during the energy crisis in 2015-2016, we believe that issuers are expected to cut capital expenditures to preserve liquidity and production will continue in the near term. We believe the hardest hit sector as a result of the sharp decline in oil prices will be oil field services — revenues in this sub-sector are derived directly from capital investments by independent upstream producers. Industries with more direct exposure to the fallout from efforts to contain the coronavirus, such as travel and leisure, will also experience extreme pressure, in our view.
We have been using recent volatility to selectively capitalize on opportunities that we believe to be attractive. The key areas where we see potential are in the long end of the credit curve — particularly among the AA-rated and A-rated issuers — and select subordinated securities, such as preferreds, of larger U.S. money center banks. Both areas have underperformed the broader market during the recent sell-off, and as a result, in our opinion, offer attractive value at current levels. Overall, we continue to prefer more domestic- and consumer-oriented issuers in our portfolios. For example, in our opinion, U.S. financial companies are well positioned due to their strong liquidity and robust capitalization, which allows them to support both their own credit downside as well as the downside in the broader economy.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
3

Voya Investment Grade Credit Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended March 31, 2020
	1 Year	5 Year	10 Year	Since Inception of Class P March 1, 2013
Including Sales Charge:
Class A(1)(2)	2.22%	2.78%	4.01%	—
Class I(2)	5.16%	3.55%	4.54%	—
Class P	5.60%	4.08%	—	4.67%
Class R6(2)	5.18%	3.57%	4.56%	—
Class SMA	5.66%	4.21%	5.21%	—
Class W(2)	5.07%	3.52%	4.52%	—
Excluding Sales Charge:
Class A(2)	4.80%	3.29%	4.28%	—
Class I(2)	5.16%	3.55%	4.54%	—
Class P	5.60%	4.08%	—	4.67%
Class R6(2)	5.18%	3.57%	4.56%	—
Class SMA	5.66%	4.21%	5.21%	—
Class W(2)	5.07%	3.52%	4.52%	—
Bloomberg Barclays U.S. Corporate	4.98%	3.36%	4.92%	3.52%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Investment Grade Credit Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The Fund’s performance is shown both with and without the imposition of sales charges.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The Fund does not pay most expenses directly. However, you may pay certain “wrap fees,” which are not included above. The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 2.50%.

(2)
Classes A, I and R6 incepted on August 3, 2016 and Class W incepted on August 1, 2017. The Class A, Class I, Class R6 and Class W shares performance shown for the period prior to their inception date is the performance of Class SMA shares with adjustment for any differences in the expenses between the two classes.

4

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 to March 31, 2020. The Fund’s expenses are shown without the imposition of any sales charges or fees and do not reflect any “wrap fees.” Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs of the Fund only and do not reflect any wrap fees or transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs at the fund level only, and will not help you determine the relative total costs of owning different mutual funds through wrap programs. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended March 31, 2020*	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended March 31, 2020*
Class A	$1,000.00	$970.80	0.90%	$4.43	$1,000.00	$1,020.50	0.90%	$4.55
Class I	1,000.00	973.00	0.65	3.21	1,000.00	1,021.75	0.65	3.29
Class P	1,000.00	974.50	0.13	0.64	1,000.00	1,024.35	0.13	0.66
Class R6	1,000.00	973.10	0.63	3.11	1,000.00	1,021.85	0.63	3.18
Class SMA	1,000.00	975.20	0.00	0.00	1,000.00	1,025.00	0.00	0.00
Class W	1,000.00	973.00	0.65	3.21	1,000.00	1,021.75	0.65	3.29

*
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Investment Grade Credit Fund and
the Board of Trustees of Voya Separate Portfolios Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Voya Investment Grade Credit Fund (the “Fund”) (one of the funds constituting Voya Separate Portfolios Trust (the “Trust”)), including the summary portfolio of investments, as of March 31, 2020, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Voya Separate Portfolios Trust) at March 31, 2020, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended March 31, 2019, and the financial highlights for each of the periods in the four-year period then ended, were audited by another independent registered public accounting firm whose report, dated May 23, 2019, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more Voya investment companies since 2019.
Boston, Massachusetts
May 26, 2020
6

STATEMENT OF ASSETS AND LIABILITIES as of March 31, 2020

ASSETS:
Investments in securities at fair value+*	$157,903,837
Short-term investments at fair value***	778,337
Cash	1,305,850
Cash collateral for futures	456,723
Receivables:
Investment securities sold	11,613,440
Dividends	8,577
Interest	1,359,241
Prepaid expenses	30,737
Reimbursement due from Investment Adviser	2,149
Other assets	3,914
Total assets	173,462,805
LIABILITIES:
Income distribution payable	12,931
Payable for investment securities purchased	13,589,265
Payable for fund shares redeemed	1,284
Payable upon receipt of securities loaned	778,337
Payable for investment management fees	2,423
Payable for distribution and shareholder service fees	92
Payable to trustees under the deferred compensation plan (Note 6)	3,914
Payable for trustee fees	1,895
Other accrued expenses and liabilities	70,656
Total liabilities	14,460,797
NET ASSETS	$159,002,008
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$160,294,108
Total distributable loss	(1,292,100)
NET ASSETS	$159,002,008
+ Including securities loaned at value	$758,269
* Cost of investments in securities	$160,084,834
*** Cost of short-term investments	$778,337
See Accompanying Notes to Financial Statements
7

STATEMENT OF ASSETS AND LIABILITIES as of March 31, 2020 (continued)

Class A
Net assets	$420,559
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	39,665
Net asset value and redemption price per share†	$10.60
Maximum offering price per share (2.50%)(1)	$10.87
Class I
Net assets	$1,595,487
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	150,442
Net asset value and redemption price per share	$10.61
Class P
Net assets	$153,074,838
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	14,451,417
Net asset value and redemption price per share	$10.59
Class R6
Net assets	$86,594
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	8,165
Net asset value and redemption price per share	$10.61
Class SMA
Net assets	$3,821,258
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	360,715
Net asset value and redemption price per share	$10.59
Class W
Net assets	$3,272
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	309
Net asset value and redemption price per share	$10.59

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of  $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
8

STATEMENT OF OPERATIONS for the year ended March 31, 2020

INVESTMENT INCOME:
Dividends	$8,578
Interest	5,562,954
Securities lending income, net	4,743
Total investment income	5,576,275
EXPENSES:
Investment management fees	800,432
Distribution and shareholder service fees:
Class A	724
Transfer agent fees:
Class A	506
Class I	378
Class P	209
Class R6	536
Class SMA	1,739
Class W	6
Shareholder reporting expense	4,758
Registration fees	91,614
Professional fees	45,137
Custody and accounting expense	38,842
Trustee fees	5,856
Miscellaneous expense	15,039
Interest expense	691
Total expenses	1,006,467
Waived and reimbursed fees	(796,806)
Net expenses	209,661
Net investment income	5,366,614
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	10,110,861
Futures	(1,550,247)
Net realized gain	8,560,614
Net change in unrealized appreciation (depreciation) on:
Investments	(5,545,997)
Futures	12,231
Net change in unrealized appreciation (depreciation)	(5,533,766)
Net realized and unrealized gain	3,026,848
Increase in net assets resulting from operations	$8,393,462
See Accompanying Notes to Financial Statements
9

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2020	Year Ended March 31, 2019
FROM OPERATIONS:
Net investment income	$5,366,614	$5,717,029
Net realized gain (loss)	8,560,614	(2,977,076)
Net change in unrealized appreciation (depreciation)	(5,533,766)	4,736,674
Increase in net assets resulting from operations	8,393,462	7,476,627
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(15,714)	(7,372)
Class I	(97,540)	(95,587)
Class P	(9,683,049)	(6,040,312)
Class R6	(4,435)	(119)
Class SMA	(217,101)	(150,344)
Class W	(190)	(115)
Total distributions	(10,018,029)	(6,293,849)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,648,237	2,446,982
Reinvestment of distributions	9,800,738	6,143,490
	11,448,975	8,590,472
Cost of shares redeemed	(1,693,523)	(1,572,514)
Net increase in net assets resulting from capital share transactions	9,755,452	7,017,958
Net increase in net assets	8,130,885	8,200,736
NET ASSETS:
Beginning of year or period	150,871,123	142,670,387
End of year or period	$159,002,008	$150,871,123
See Accompanying Notes to Financial Statements
10

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
03-31-20	10.68	0.28•	0.25	0.53	0.29	0.32	—	0.61	—	10.60	4.80	1.05	0.90	0.90	2.55	421	553
03-31-19	10.61	0.34	0.10	0.44	0.33	0.04	—	0.37	—	10.68	4.35	1.10	0.90	0.90	3.23	223	501
03-31-18	10.83	0.31	0.01	0.32	0.31	0.23	—	0.54	—	10.61	2.83	1.06	0.91	0.91	2.94	209	425
08-03-16(4) - 03-31-17	11.09	0.22•	(0.24)	(0.02)	0.20	0.04	—	0.24	—	10.83	(0.19)	1.65	0.90	0.90	3.09	71	321
Class I
03-31-20	10.68	0.32•	0.25	0.57	0.32	0.32	—	0.64	—	10.61	5.16	0.65	0.65	0.65	2.84	1,595	553
03-31-19	10.61	0.36•	0.11	0.47	0.36	0.04	—	0.40	—	10.68	4.60	0.69	0.65	0.65	3.50	2,327	501
03-31-18	10.83	0.34	0.01	0.35	0.34	0.23	—	0.57	—	10.61	3.08	0.71	0.66	0.66	3.17	1,201	425
08-03-16(4) - 03-31-17	11.10	0.23•	(0.24)	(0.01)	0.22	0.04	—	0.26	—	10.83	(0.12)	1.71	0.65	0.65	3.22	3	321
Class P
03-31-20	10.67	0.37•	0.25	0.62	0.38	0.32	—	0.70	—	10.59	5.60	0.63	0.13	0.13	3.35	153,075	553
03-31-19	10.60	0.41	0.12	0.53	0.42	0.04	—	0.46	—	10.67	5.17	0.66	0.15	0.15	3.99	144,945	501
03-31-18	10.83	0.40	0.00*	0.40	0.40	0.23	—	0.63	—	10.60	3.57	0.65	0.15	0.15	3.69	137,783	425
03-31-17	10.71	0.40	0.15	0.55	0.39	0.04	—	0.43	—	10.83	5.18	0.61	0.11	0.11	3.67	133,037	321
03-31-16	11.07	0.42	(0.33)	0.09	0.42	0.03	—	0.45	—	10.71	0.95	0.60	0.10	0.10	3.97	126,494	490
Class R6
03-31-20	10.68	0.31•	0.27	0.58	0.33	0.32	—	0.65	—	10.61	5.18	1.35	0.63	0.63	2.82	87	553
03-31-19	10.61	0.36	0.11	0.47	0.36	0.04	—	0.40	—	10.68	4.63	1.90	0.63	0.63	3.51	3	501
03-31-18	10.83	0.35	0.00*	0.35	0.34	0.23	—	0.57	—	10.61	3.12	1.78	0.64	0.64	3.19	3	425
08-03-16(4) - 03-31-17	11.10	0.23•	(0.24)	(0.01)	0.22	0.04	—	0.26	—	10.83	(0.12)	1.64	0.63	0.63	3.23	3	321
Class SMA
03-31-20	10.68	0.39•	0.24	0.63	0.40	0.32	—	0.72	—	10.59	5.66	0.68	0.00*	0.00*	3.47	3,821	553
03-31-19	10.60	0.43	0.12	0.55	0.43	0.04	—	0.47	—	10.68	5.39	0.73	0.00*	0.00*	4.13	3,369	501
03-31-18	10.82	0.42	0.00*	0.42	0.41	0.23	—	0.64	—	10.60	3.75	0.71	0.00*	0.00*	3.84	3,471	425
03-31-17	10.70	0.41	0.15	0.56	0.40	0.04	—	0.44	—	10.82	5.27	0.66	0.00	0.00	3.77	2,826	321
03-31-16	11.06	0.43	(0.33)	0.10	0.43	0.03	—	0.46	—	10.70	1.05	0.64	0.00*	0.00*	4.06	3,646	490
Class W
03-31-20	10.67	0.31•	0.25	0.56	0.32	0.32	—	0.64	—	10.59	5.07	0.80	0.65	0.65	2.83	3	553
03-31-19	10.60	0.36	0.11	0.47	0.36	0.04	—	0.40	—	10.67	4.61	0.85	0.65	0.65	3.50	3	501
08-01-17(4) - 03-31-18	11.16	0.23•	(0.33)	(0.10)	0.23	0.23	—	0.46	—	10.60	(1.03)	0.81	0.66	0.66	3.15	3	425

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of any wrap fees, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement

See Accompanying Notes to Financial Statements
11

Financial Highlights (continued)

by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
12

NOTES TO FINANCIAL STATEMENTS as of March 31, 2020

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for Voya Investment Grade Credit Fund (“Investment Grade Credit” or the “Fund”), a diversified series of the Trust.
The Fund offers the following classes of shares: Class A, Class I, Class P, Class R6, Class SMA and Class W. The separate classes of shares differ principally in the type of shareholder permitted to invest in each class and in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Fund’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing

13

NOTES TO FINANCIAL STATEMENTS as of March 31, 2020 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3

14

NOTES TO FINANCIAL STATEMENTS as of March 31, 2020 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.
C. Risk Exposures and the Use of Derivative Instruments. The Fund pursues its investment objectives by purchasing derivative instruments, including, but not limited to, futures contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

15

NOTES TO FINANCIAL STATEMENTS as of March 31, 2020 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Futures Contracts. The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are exposed to the market risk factor of the underlying financial instrument.
During the year ended March 31, 2020, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the year ended March 31, 2020, the Fund had an average notional value of  $22,036,459 and $17,462,650 on futures contracts purchased and sold, respectively. Please refer to the table within the Portfolio of Investments for open futures contracts at March 31, 2020.
E. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund distributes capital gains, if any, annually. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
F. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
G. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

16

NOTES TO FINANCIAL STATEMENTS as of March 31, 2020 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the year ended March 31, 2020, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
Purchases	Sales
$442,450,618	$426,636,938
U.S. government securities not included above were as follows:
Purchases	Sales
$439,862,625	$449,810,068
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Fund. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of the Fund have a plan (the “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares of the Fund pay the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the year ended March 31, 2020, the Distributor retained the following amounts in sales charges:
Class A
Initial Sales Charges:	$73
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At March 31, 2020, the following affiliated investment company owned more than 5% of the Fund:
Affiliated Investment Company	Percentage
Voya Intermediate Bond Portfolio	96.27%
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to

17

NOTES TO FINANCIAL STATEMENTS as of March 31, 2020 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Class A	Class I	Class P	Class R6	Class SMA(1)	Class W
0.90%	0.65%	0.15%	0.63%	0.00%	0.65%

(1)
The Investment Adviser is absorbing and/or reimbursing all operating expenses of Class SMA, except certain extraordinary expenses. Class SMA is an integral part of separately managed account programs (“wrap programs”) sponsored by investment advisers and broker-dealers that may or may not be affiliated with the Investment Adviser. Participants in a wrap program pay a “wrap fee” to the sponsor of the program for the cost and expenses of the program.

With the exception of the non-recoupable Class P management fee waiver for the Fund, the Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of March 31, 2020, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:
March 31,
2021	2022	2023	Total
$23,120	$39,422	$22,968	$85,510
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of March 31, 2020, are as follows:
	March 31,
	2021	2022	2023	Total
Class A	$207	$381	$429	$1,017
Class I	622	649	—	1,271
Class R6	34	39	533	606
Class W	3	7	7	17
The Expense Limitation Agreement is contractual through August 1, 2020 for Classes A, I, P, R6 and W shares and shall renew automatically for one-year terms. The Expense Limitation Agreement is contractual for an indefinite term for Class SMA shares. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 17, 2019, the Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 15, 2020. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 17, 2019, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 17, 2019.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Fund utilized the line of credit during the year ended March 31, 2020, as follows:
Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
10	$1,090,900	2.32%

18

NOTES TO FINANCIAL STATEMENTS as of March 31, 2020 (continued)

NOTE 9 — CAPITAL SHARES TRANSACTIONS
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
3/31/2020	39,189	—	1,393	(21,790)	18,792	443,543	—	15,523	(242,465)	216,601
3/31/2019	1,626	—	709	(1,167)	1,168	16,742	—	7,365	(12,029)	12,078
Class I
3/31/2020	5,421	—	8,758	(81,555)	(67,376)	61,300	—	97,540	(885,181)	(726,341)
3/31/2019	161,918	—	9,215	(66,563)	104,570	1,693,935	—	95,584	(694,423)	1,095,096
Class P
3/31/2020	—	—	869,107	—	869,107	—	—	9,683,049	—	9,683,049
3/31/2019	—	—	582,257	(361)	581,896	—	—	6,040,308	(3,691)	6,036,617
Class R6
3/31/2020	7,482	—	396	(15)	7,863	80,526	—	4,435	(168)	84,793
3/31/2019	—	—	11	—	11	—	—	119	—	119
Class SMA
3/31/2020	96,561	—	—*	(51,458)	45,103	1,062,868	—	—*	(565,709)	497,159
3/31/2019	70,792	—	—*	(82,704)	(11,912)	736,305	—	—*	(862,371)	(126,066)
Class W
3/31/2020	—	—	17	—	17	—	—	191	—	191
3/31/2019	—	—	11	—	11	—	—	114	—	114

*
Share amount is less than 0.500 or $0.50.

NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts and wash sale deferrals.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Year Ended March 31, 2020	Year Ended March 31, 2019
Ordinary Income	Ordinary Income	Long-term Capital Gains
$10,018,029	$5,729,839	$564,010
The tax-basis components of distributable earnings as of March 31, 2020 were:
Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)
$1,188,813	$(2,465,212)
At March 31, 2020, the Fund did not have any capital loss carryforwards for U.S. federal income tax purposes.
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of March 31, 2020, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the earliest tax year that remains subject to examination by these jurisdictions is 2015.

19

NOTES TO FINANCIAL STATEMENTS as of March 31, 2020 (continued)

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned.The market value of the loaned securities is determined at the Market Close of the Fund at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following is a summary of the Fund's securities lending agreements by counterparty which are subject to offset under the Agreement as of March 31, 2020:
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citadel Clearing LLC	$53,884	$(53,884)	$—
Goldman Sachs & Co. LLC	42,318	(42,318)	—
J.P. Morgan Securities LLC	332,832	(332,832)	—
National Financial Services LLC	255,761	(255,761)	—
SunTrust Robinson Humphrey, Inc.	25,820	(25,820)	—
TD Securities (USA) Inc.	47,654	(47,654)	—
Total	$758,269	$(758,269)	$—

(1)
Collateral with a fair value of  $778,337 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund.

20

NOTES TO FINANCIAL STATEMENTS as of March 31, 2020 (continued)

NOTE 13 — LIQUIDITY
Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Fund’s Adviser, Voya Investments, LLC, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, the Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding the Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether the Fund will be able to meet its redemption obligations in a timely manner.
During the period covered by the report, December 1, 2018 through December 31, 2019, the Program supported the Fund’s ability to honor redemption requests timely and the Program Administrator’s management of the Fund’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks.
NOTE 14 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
The Fund has made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Fund has concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts.
Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019 and interim periods within those annual periods. At this time, the Fund has elected to early adopt the amendments that allow for removal of disclosure requirements related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. These changes did not have a material impact on the Fund’s financial statements. The Fund plans to adopt the amendments that require additional fair value measurement disclosures for annual periods beginning

21

NOTES TO FINANCIAL STATEMENTS as of March 31, 2020 (continued)

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

after December 15, 2019, and interim periods within those annual periods. The Fund is currently evaluating the impact of these changes on the financial statements.
NOTE 16 — SUBSEQUENT EVENTS
Dividends. Subsequent to March 31, 2020, the Fund declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Class A	$0.0265	May 1, 2020	Daily
Class I	$0.0287	May 1, 2020	Daily
Class P	$0.0331	May 1, 2020	Daily
Class R6	$0.0289	May 1, 2020	Daily
Class SMA	$0.0344	May 1, 2020	Daily
Class W	$0.0291	May 1, 2020	Daily
Line of Credit renewal: Effective May 15, 2020, the funds to which the Credit Agreement is available have entered into a renewed Credit Agreement with BNY for an aggregate amount of  $400,000,000 and will continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. The Board approved this renewal on May 14, 2020.
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

22

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2020

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 97.9%
		Basic Materials: 2.5%
600,000	(1)	Anglo American Capital PLC, 4.875%, 05/14/2025	$583,223	0.4
225,000	(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	228,838	0.1
310,000	(1)(2)	BHP Billiton Finance USA Ltd., 6.750%, 10/19/2075	329,222	0.2
600,000	(1)(2)	BHP Billiton Finance USA Ltd., 6.250%, 10/19/2075	589,857	0.4
2,220,000		Other Securities	2,275,686	1.4
			4,006,826	2.5
		Communications: 8.7%
561,000		AT&T, Inc., 4.900%, 08/15/2037	631,842	0.4
1,098,000		AT&T, Inc., 4.750%-5.550%, 03/01/2037-08/15/2058	1,266,915	0.8
811,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	838,711	0.5
397,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	415,633	0.3
2,113,000		Comcast Corp., 3.200%-5.650%, 01/15/2033-10/15/2058	2,554,946	1.6
195,000	(1)	Deutsche Telekom AG, 3.625%, 01/21/2050	194,953	0.1
270,000	(1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	270,036	0.2
200,000	(1)	Tencent Holdings Ltd., 3.575%, 04/11/2026	213,406	0.1
654,000		Verizon Communications, Inc., 4.500%, 08/10/2033	788,898	0.5
351,000		Verizon Communications, Inc., 4.812%, 03/15/2039	433,970	0.3
499,000		Verizon Communications, Inc., 5.250%, 03/16/2037	640,200	0.4
961,000		ViacomCBS, Inc., 4.950%-5.500%, 01/15/2031-05/15/2033	1,000,874	0.6
1,359,000		Walt Disney Co/The, 4.625%-8.500%, 01/20/2024-11/15/2046	1,739,506	1.1
2,764,000		Other Securities	2,786,466	1.8
			13,776,356	8.7
		Consumer, Cyclical: 6.6%
615,000	(1)	Daimler Finance North America LLC, 2.125%, 03/10/2025	567,169	0.3
325,000		Ford Motor Credit Co. LLC, 2.645%, (US0003M + 1.270%), 03/28/2022	264,228	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
1,223,000		Home Depot, Inc./The, 2.700%-3.350%, 04/15/2030-04/15/2050	$1,263,526	0.8
1,326,000		Lowe’s Cos, Inc., 3.120%-5.125%, 04/15/2022-04/15/2050	1,390,818	0.9
325,000		McDonald’s Corp., 2.225%, (US0003M + 0.430%), 10/28/2021	319,881	0.2
883,000		McDonald’s Corp., 2.125%-5.700%, 03/01/2030-04/01/2050	936,340	0.6
60,000		Toyota Motor Credit Corp., 2.092%, (US0003M + 0.400%), 05/17/2022	57,463	0.0
6,031,223		Other Securities	5,709,834	3.6
			10,509,259	6.6
		Consumer, Non-cyclical: 15.9%
520,000	(1)	AbbVie, Inc., 2.046%, (US0003M + 0.350%), 05/21/2021	505,233	0.3
60,000	(1)	AbbVie, Inc., 2.300%, 11/21/2022	60,029	0.0
90,000	(1)	AbbVie, Inc., 2.950%, 11/21/2026	91,913	0.1
712,000	(1)	AbbVie, Inc., 3.200%, 11/21/2029	730,779	0.5
261,000	(1)	AbbVie, Inc., 4.050%, 11/21/2039	275,004	0.2
298,000	(1)	AbbVie, Inc., 4.250%, 11/21/2049	325,608	0.2
756,000		AbbVie, Inc., 3.200%-4.500%, 05/14/2026-05/14/2046	837,779	0.5
958,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	1,050,361	0.7
894,000		Anheuser-Busch InBev Worldwide, Inc., 4.375%-5.550%, 01/23/2031-01/23/2049	951,193	0.6
1,074,000		Anthem, Inc., 2.875%-5.100%, 09/15/2029-09/15/2049	1,152,323	0.7
193,000	(1)	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	209,792	0.1
39,000	(1)	Bristol-Myers Squibb Co., 5.000%, 08/15/2045	52,525	0.1
123,000	(1)	Bristol-Myers Squibb Co., 4.250%, 10/26/2049	154,842	0.1
421,000	(1)	Bristol-Myers Squibb Co., 4.550%, 02/20/2048	535,944	0.3

See Accompanying Notes to Financial Statements
23

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2020 (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
609,000		Cigna Corp., 4.800%, 08/15/2038	$688,243	0.5
324,000		Cigna Corp., 3.200%-4.900%, 03/15/2040-12/15/2048	364,666	0.2
697,000		CVS Health Corp., 4.780%, 03/25/2038	768,268	0.5
803,000		CVS Health Corp., 2.625%-5.050%, 08/15/2024-03/25/2048	867,387	0.5
1,165,000		Global Payments, Inc., 2.650%, 02/15/2025	1,157,127	0.7
130,000		Global Payments, Inc., 4.800%, 04/01/2026	144,008	0.1
660,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	660,586	0.4
492,000	(1)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	493,168	0.3
282,000	(1)	Mars, Inc., 4.125%, 04/01/2054	320,787	0.2
978,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	975,112	0.6
10,994,000		Other Securities	11,840,522	7.5
			25,213,199	15.9
		Energy: 8.9%
731,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	785,461	0.5
481,000		BP Capital Markets America, Inc., 3.119%-3.410%, 02/11/2026-05/04/2026	482,565	0.3
434,000	(1)	Cameron LNG LLC, 2.902%, 07/15/2031	381,727	0.2
485,000	(1)	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	364,780	0.2
713,000		Enterprise Products Operating LLC, 2.800%, 01/31/2030	651,955	0.4
1,387,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%-4.650%, 11/01/2024-12/15/2029	1,077,586	0.7
919,000		Williams Partners L.P., 3.600%, 03/15/2022	891,484	0.6
514,000		Williams Partners L.P., 3.750%, 06/15/2027	472,262	0.3
11,858,000	(3)	Other Securities	9,111,543	5.7
			14,219,363	8.9
		Financial: 29.6%
683,000		American International Group, Inc., 3.875%, 01/15/2035	672,145	0.4
725,000	(2)	American International Group, Inc., 4.250%-5.750%, 03/15/2029-04/01/2048	653,952	0.4
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
867,000		AvalonBay Communities, Inc., 2.300%, 03/01/2030	$808,954	0.5
205,000		AvalonBay Communities, Inc., 3.200%, 01/15/2028	204,346	0.1
1,200,000	(2)	Banco Bilbao Vizcaya Argentaria SA, 6.500%, 12/31/2199	930,834	0.6
885,000	(2)	Bank of America Corp., 3.419%, 12/20/2028	915,640	0.6
1,664,000	(2)	Bank of America Corp., 3.194%-5.125%, 10/22/2026-12/31/2199	1,738,553	1.1
1,027,000		BlackRock, Inc., 2.400%, 04/30/2030	1,028,646	0.6
338,000	(1)(2)	BNP Paribas SA, 3.052%, 01/13/2031	321,489	0.2
220,000		Canadian Imperial Bank of Commerce, 0.818%, (SOFRRATE + 0.800%), 03/17/2023	209,810	0.1
663,000	(2)	Citibank NA, 2.844%, 05/20/2022	664,359	0.4
759,000		Citigroup, Inc., 4.450%, 09/29/2027	797,630	0.5
275,000	(1)	Credit Agricole SA/London, 3.875%, 04/15/2024	281,165	0.2
1,730,000	(1)	Credit Agricole SA/London, 2.375%, 01/22/2025	1,696,505	1.1
288,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	294,424	0.2
487,000	(1)(2)	Credit Suisse Group AG, 4.194%, 04/01/2031	499,892	0.3
675,000	(1)(2)	Credit Suisse Group AG, 6.375%, 12/31/2199	593,011	0.4
410,000	(1)(2)	Credit Suisse Group AG, 7.250%, 12/31/2199	372,360	0.2
410,000	(1)(2)	Danske Bank A/S, 3.001%, 09/20/2022	406,221	0.3
710,000	(1)(2)	Danske Bank A/S, 3.244%, 12/20/2025	661,260	0.4
635,000	(1)	Danske Bank A/S, 4.375%, 06/12/2028	653,857	0.4
525,000	(1)(4)	Fairfax US, Inc., 4.875%, 08/13/2024	553,585	0.3
300,000	(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	290,948	0.2
136,000	(1)	Guardian Life Insurance Co. of America/The, 3.700%, 01/22/2070	125,832	0.1
235,000	(1)(2)	Harborwalk Funding Trust, 5.077%, 02/15/2069	278,087	0.2
110,000	(1)	High Street Funding Trust II, 4.682%, 02/15/2048	136,478	0.1

See Accompanying Notes to Financial Statements
24

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2020 (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
876,000	(2)	HSBC Holdings PLC, 2.633%, 11/07/2025	$851,402	0.5
448,000	(2)	HSBC Holdings PLC, 3.973%-4.041%, 03/13/2028-05/22/2030	459,172	0.3
1,187,000	(2)	JPMorgan Chase & Co., 2.301%, 10/15/2025	1,189,159	0.7
107,000	(2)	JPMorgan Chase & Co., 2.776%-3.207%, 04/01/2023-04/25/2023	108,863	0.1
321,000	(2)	JPMorgan Chase & Co., 4.493%, 03/24/2031	372,886	0.2
1,253,000	(2)	JPMorgan Chase & Co., 4.600%, 12/31/2199	1,098,192	0.7
415,000	(1)	KKR Group Finance Co. VII LLC, 3.625%, 02/25/2050	344,360	0.2
935,000	(2)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	884,845	0.6
1,035,000		Mitsubishi UFJ Financial Group, Inc., 2.559%, 02/25/2030	998,616	0.6
750,000	(2)	Mizuho Financial Group, Inc., 2.226%, 05/25/2026	736,633	0.5
241,000	(2)	Morgan Stanley, 2.720%, 07/22/2025	244,379	0.2
775,000	(2)	Morgan Stanley, 3.622%, 04/01/2031	808,264	0.5
138,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	121,847	0.1
796,000		Prologis L.P., 2.250%, 04/15/2030	731,153	0.5
883,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	933,831	0.6
200,000	(1)	Societe Generale SA, 3.000%, 01/22/2030	184,059	0.1
1,683,000	(2)	Synovus Financial Corp., 5.750%, 12/15/2025	1,596,738	1.0
685,000		UBS AG, 5.125%, 05/15/2024	691,850	0.4
845,000		UDR, Inc., 3.200%, 01/15/2030	834,202	0.5
652,000	(2)	Wells Fargo & Co., 3.196%, 06/17/2027	672,690	0.4
1,312,000	(2)	Wells Fargo & Co., 2.406%-4.750%, 10/30/2025-12/07/2046	1,367,584	0.9
646,000		XLIT Ltd., 4.450%, 03/31/2025	668,455	0.4
468,000		XLIT Ltd., 5.500%, 03/31/2045	543,996	0.4
14,764,000		Other Securities	14,794,624	9.3
			47,027,783	29.6
		Industrial: 7.1%
665,000	(1)	Carrier Global Corp., 2.242%, 02/15/2025	651,652	0.4
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial (continued)
550,000	(1)	Carrier Global Corp., 2.493%, 02/15/2027	$527,531	0.3
345,000	(1)	Carrier Global Corp., 3.377%, 04/05/2040	306,023	0.2
365,000		Caterpillar Financial Services Corp., 1.913%, (US0003M + 0.200%), 11/12/2021	358,328	0.2
577,000		Caterpillar Financial Services Corp., 2.150%, 11/08/2024	579,012	0.4
990,000		FedEx Corp., 3.100%-4.950%, 08/05/2029-10/17/2048	951,756	0.6
1,159,000		Rockwell Collins, Inc., 2.800%-4.800%, 03/15/2022-04/15/2047	1,222,945	0.8
940,000		Roper Technologies, Inc., 3.000%, 12/15/2020	940,704	0.6
284,000	(1)	Union Pacific Corp., 3.839%, 03/20/2060	308,768	0.2
760,000		United Technologies Corp., 3.650%-6.125%, 08/16/2023-06/01/2042	970,383	0.6
4,193,000	(3)	Other Securities	4,460,507	2.8
			11,277,609	7.1
		Technology: 7.0%
706,000		Apple, Inc., 3.200%, 05/13/2025	766,209	0.5
668,000		Apple, Inc., 4.250%, 02/09/2047	859,645	0.5
577,000		Apple, Inc., 3.850%-4.650%, 05/04/2043-08/04/2046	724,375	0.5
325,000	(1)	Broadcom, Inc., 3.125%, 04/15/2021	321,113	0.2
664,000	(1)	Broadcom, Inc., 3.125%, 10/15/2022	658,337	0.4
340,000	(1)	Broadcom, Inc., 4.250%, 04/15/2026	346,211	0.2
622,000		Microsoft Corp., 3.700%, 08/08/2046	741,040	0.5
532,000		Microsoft Corp., 4.500%, 02/06/2057	736,758	0.4
339,000		Microsoft Corp., 3.450%-4.200%, 11/03/2035-02/06/2037	397,668	0.3
1,628,000		Oracle Corp., 2.950%-3.850%, 04/01/2030-04/01/2060	1,638,491	1.0
3,836,000		Other Securities	3,894,910	2.5
			11,084,757	7.0
		Utilities: 11.6%
1,015,000		Entergy Louisiana LLC, 4.000%-4.950%, 09/01/2023-09/01/2048	1,117,581	0.7

See Accompanying Notes to Financial Statements
25

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2020 (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities (continued)
1,082,000		Exelon Corp., 4.050%-5.150%, 12/01/2020-04/15/2030	$1,083,750	0.7
420,000		FirstEnergy Corp., 2.850%, 07/15/2022	410,100	0.3
1,000,000		FirstEnergy Corp., 3.900%, 07/15/2027	1,012,915	0.6
723,000		IPALCO Enterprises, Inc., 3.450%, 07/15/2020	722,945	0.4
400,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	415,837	0.3
315,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	341,157	0.2
821,000		Oncor Electric Delivery Co. LLC, 2.750%, 06/01/2024	794,383	0.5
595,000		Public Service Co. of New Hampshire, 3.500%, 11/01/2023	636,386	0.4
11,640,858		Other Securities	11,925,274	7.5
			18,460,328	11.6
		Total Corporate Bonds/Notes
		(Cost $157,687,129)	155,575,480	97.9
U.S. TREASURY OBLIGATIONS: 0.9%
		U.S. Treasury Bonds: 0.7%
907,000		2.375%,11/15/2049	1,132,793	0.7

		U.S. Treasury Notes: 0.2%
279,000		0.375%-0.500%, 03/31/2022-03/31/2025	280,546	0.2
34,000		Other Securities	36,658	0.0
			317,204	0.2
		Total U.S. Treasury Obligations
		(Cost $1,447,705)	1,449,997	0.9

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.5%
		Financials: 0.2%
18,000		Other Securities	430,560	0.2

		Utilities: 0.3%
20,000	(5)	Other Securities	447,800	0.3
		Total Preferred Stock
		(Cost $950,000)	878,360	0.5
		Total Long-Term Investments
		(Cost $160,084,834)	157,903,837	99.3

Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
	Repurchase Agreements: 0.5%
778,337	(6)	Royal Bank of Canada (NY),
Repurchase Agreement
dated 03/31/20, 0.01%, due
04/01/20 (Repurchase
Amount $778,337,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations,
2.500%-5.000%, Market
Value plus accrued interest
$793,904, due
08/01/23-06/01/51)
(Cost $778,337)	$778,337	0.5
Total Short-Term Investments
(Cost $778,337)	778,337	0.5
Total Investments in Securities (Cost $160,863,171)	$158,682,174	99.8
Assets in Excess of Other Liabilities	319,834	0.2
Net Assets	$159,002,008	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Variable rate security. Rate shown is the rate in effect as of March 31, 2020.

(3)
The grouping contains securities on loan.

(4)
Security, or a portion of the security, is on loan.

(5)
The grouping contains non-income producing securities.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
SOFRRATE   Secured Overnight Financing Rate
US0003M   3-month LIBOR

See Accompanying Notes to Financial Statements
26

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2020 (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Preferred Stock	$—	$878,360	$—	$878,360
Corporate Bonds/Notes	—	155,575,480	—	155,575,480
U.S. Treasury Obligations	—	1,449,997	—	1,449,997
Short-Term Investments	—	778,337	—	778,337
Total Investments, at fair value	$—	$158,682,174	$—	$158,682,174
Other Financial Instruments+
Futures	515,710	—	—	515,710
Total Assets	$515,710	$158,682,174	$—	$159,197,884
Liabilities Table
Other Financial Instruments+
Futures	$(735,454)	$—	$—	$(735,454)
Total Liabilities	$(735,454)	$—	$—	$(735,454)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2020, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	46	06/19/20	$6,379,625	$234,943
U.S. Treasury 2-Year Note	79	06/30/20	17,410,242	267,438
U.S. Treasury Long Bond	1	06/19/20	179,063	13,329
			$23,968,930	$515,710
Short Contracts:
U.S. Treasury 5-Year Note	(64)	06/30/20	(8,023,000)	(227,779)
U.S. Treasury Ultra 10-Year Note	(47)	06/19/20	(7,333,469)	(384,052)
U.S. Treasury Ultra Long Bond	(15)	06/19/20	(3,328,125)	(123,623)
			$(18,684,594)	$(735,454)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$515,710
Total Asset Derivatives		$515,710
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$735,454
Total Liability Derivatives		$735,454

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements
27

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2020 (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(1,550,247)
Total	$(1,550,247)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$12,231
Total	$12,231
At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:
Cost for federal income tax purposes was $160,927,643.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$5,972,155
Gross Unrealized Depreciation	(8,437,367)
Net Unrealized Depreciation	$(2,465,212)
See Accompanying Notes to Financial Statements
28

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended March 31, 2020 were as follows:
Fund Name	Type	Per Share Amount
Voya Investment Grade Credit Fund
Class A	NII	$0.2949
Class I	NII	$0.3228
Class P	NII	$0.3795
Class R6	NII	$0.3252
Class SMA	NII	$0.3962
Class W	NII	$0.3227
All Classes	STCG	$0.3154

NII – Net investment income
STCG – Short-term capital gain
Pursuant to Internal Revenue Code Section 871(k)(1), the Fund designates 100% of net investment income distributions as interest-related dividends.
The Fund designates 100% of its short-term capital gain distributions as short-term capital gain dividends as defined in Internal Revenue Code Section 871(k)(2).
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.
29

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trust are managed under the direction of the Board. A Trustee, who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about Trustees of the Trust and is available, without charge, upon request at (800) 992-0180.
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Independent Trustees:
Colleen D. Baldwin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 59	Trustee Chairperson	July 2007 – Present January 2020 – Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009 – Present).	136	Dentaquest (February 2014 – Present); RSR Partners, Inc. (2016 – Present).
John V. Boyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 66	Trustee	May 2007 – Present	Retired. Formerly, President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008 – December 2019).	136	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 71	Trustee	May 2007 – Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000 – Present).	136	Wisconsin Energy Corporation (June 2006 – Present); The Royce Funds (22 funds) (December 2009 – Present); and AMICA Mutual Insurance Company (1992 – Present).
Martin J. Gavin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258 Age: 70	Trustee	August 2015 – Present	Retired. Formerly, President and Chief Executive Officer, Connecticut Children’s Medical Center (May 2006 – November 2015).	136	None.
Joseph E. Obermeyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	Trustee	May 2013 – Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999 – Present).	136	None.
Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 69	Trustee	May 2007 – Present	Consultant (May 2001 – Present).	136	None.
Christopher P. Sullivan 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 66	Trustee	October 2015 – Present	Retired.	136	None.
30

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Trustee who is an “interested person”:
Dina Santoro 230 Park Avenue New York, New York 10169 Age: 47	Trustee	July 2018 – Present	President, Voya Investments, LLC and Voya Capital, LLC (March 2018 – Present); Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017 – Present). Formerly, Managing Director, Quantitative Management Associates, LLC (January 2004 – August 2017).	136	Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018 – Present); Voya Investments Distributor, LLC (April 2018 – Present).

(1)
Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee who is not an “interested person” as defined in the 1940 Act, of each Fund (“Independent Trustee”) is subject to the Board’s retirement policy which states that each duly elected or appointed Independent Trustee shall retire from and cease to be a member of the Board of Trustees at the close of business on December 31 of the calendar year in which the Independent Trustee attains the age of 75. A majority vote of the Board’s other Independent Trustees may extend the retirement date of an Independent Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for the purposes of appointing a successor to the Independent Trustee or otherwise comply under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).

(2)
For the purposes of this table, “Fund Complex” means the Voya family of funds including the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Government Money Market Portfolio; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya International High Dividend Equity Income Fund; Voya Investors Trust; Voya Mutual Funds; Voya Natural Resources Equity Income Fund; Voya Partners, Inc.; Voya Prime Rate Trust; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Fund Complex is as of April 30, 2020.

31

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Michael Bell One Orange Way Windsor, Connecticut 06095 Age: 51	Chief Executive Officer	March 2018 – Present	Chief Executive Officer and Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018 – Present); Senior Vice President and Chief Financial Officer, Voya Investments Distributor, LLC (September 2019 – Present); Chief Financial Officer, Voya Investment Management (September 2014 – Present). Formerly, Senior Vice President, Chief Financial Officer and Treasurer, Voya Investments, LLC (November 2015 – March 2018).
Dina Santoro 230 Park Avenue New York, New York 10169 Age: 47	President	March 2018 – Present	President and Director, Voya Investments, LLC and Voya Capital, LLC (March 2018 – Present); Director, Voya Funds Services, LLC (March 2018 – Present); Director and Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017 – Present). Formerly, Managing Director, Quantitative Management Associates, LLC (January 2004 – August 2017).
Jonathan Nash 230 Park Avenue New York, New York 10169 Age: 52	Executive Vice President Chief Investment Risk Officer	March 2020 – Present March 2020 – Present	Senior Vice President, Investment Risk Management, Voya Investment Management (March 2017 – Present); Formerly, Consultant, DA Capital LLC (January 2016 – March 2017); Managing Director, Enterprise Risk, American International Group (AIG) (September 2014 – March 2015).
James M. Fink 5780 Powers Ferry Road NW Atlanta, Georgia 30327 Age: 62	Executive Vice President	March 2018 – Present	Managing Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018 – Present); Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Chief Administrative Officer, Voya Investment Management (September 2017 – Present). Formerly, Managing Director, Operations, Voya Investment Management (March 1999 – September 2017).
Kevin M. Gleason 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 53	Chief Compliance Officer	February 2012 – Present	Senior Vice President, Voya Investment Management and Chief Compliance Officer, Voya Family of Funds (February 2012 – Present).
Todd Modic 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 52	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2007 – Present	President, Voya Funds Services, LLC (March 2018 – Present) and Senior Vice President, Voya Investments, LLC (April 2005 – Present).
Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 55	Senior Vice President	March 2007 – Present	Senior Vice President, Voya Investments, LLC (September 2003 – Present).
Robert Terris 5780 Powers Ferry Road NW Atlanta, Georgia 30327 Age: 49	Senior Vice President	March 2007 – Present	Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Senior Vice President, Head of Division Operations, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (March 2006 – Present).
Maria M. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	Vice President	March 2007 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (September 2004 – Present).
32

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Fred Bedoya 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 47	Vice President	September 2012 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2012 – Present).
Sara M. Donaldson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 60	Vice President	September 2014 – Present	Vice President, Voya Investments, LLC (October 2015 – Present). Formerly, Vice President, Voya Funds Services, LLC (April 2014 – October 2015).
Micheline S. Faver 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 42	Vice President	September 2016 – Present	Senior Vice President, Head of Fund Compliance and Chief Compliance Office, Voya Investments, LLC (March 2020 – Present). Formerly, Vice President, Head of Fund Compliance and Chief Compliance Officer, Voya Investments, LLC (June 2016 – March 2020); and Vice President, Mutual Fund Compliance (March 2014 – June 2016).
Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 52	Vice President	March 2007 – Present	Vice President, Voya Funds Services, LLC (November 1995 – Present) and Voya Investments, LLC (August 1997 – Present).
Jason Kadavy 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 44	Vice President	September 2012 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2007 – Present).
Andrew K. Schlueter 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 44	Vice President	March 2018 – Present	Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Vice President, Voya Investments, LLC and Voya Funds Services, LLC (March 2018 – Present); Vice President, Head of Mutual Fund Operations, Voya Investment Management (February 2018 – Present). Formerly, Vice President, Voya Investment Management (March 2014 – February 2018).
Craig Wheeler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 51	Vice President	May 2013 – Present	Vice President – Director of Tax, Voya Investments, LLC (October 2015 – Present). Formerly, Vice President – Director of Tax, Voya Funds Services, LLC (March 2013 – October 2015).
Monia Piacenti One Orange Way Windsor, Connecticut 06095 Age: 43	Anti-Money Laundering Officer	June 2018 – Present	Anti-Money Laundering Officer, Voya Investments Distributor, LLC, Voya Investment Management and Voya Investment Management Trust Co. (June 2018 – Present); Compliance Consultant, Voya Financial, Inc. (January 2019 – Present). Formerly, Senior Compliance Officer, Voya Investment Management (December 2009 – December 2018).
Theresa K. Kelety 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 57	Secretary	January 2020 – Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).
Paul A. Caldarelli 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 68	Assistant Secretary	June 2010 – Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).
33

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Joanne F. Osberg 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 38	Assistant Secretary	January 2020 – Present	Vice President and Counsel, Voya Investment Management – Mutual Fund Legal Department (January 2013 – Present).

(1)
The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

34

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT Management Contract AND SUB-ADVISORY CONTRACT
At a meeting held on November 21, 2019, the Board of Trustees (“Board”) of Voya Separate Portfolios Trust (the “Trust”), including a majority of the Independent Trustees, considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of Voya Investment Grade Credit Fund, a series of the Trust (the “Fund”), and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”) for an additional one year period ending November 30, 2020. In determining to renew such contracts, the Board considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other matters.
In addition to the Board meeting on November 21, 2019, the Independent Trustees also held meetings outside the presence of personnel representing the Manager or Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2019, and November 19, 2019, specifically to review and consider materials related to the proposed continuance of the Contracts that they believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. Subsequent references herein to factors considered and determinations made by the Independent Trustees and/or the Board include, as applicable, factors considered and determinations made at those meetings by the Independent Trustees. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board follows a process pursuant to which it seeks and considers relevant information when it evaluates whether to renew existing investment management and sub-advisory contracts for the Voya funds. The Board has established a Contracts Committee and Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process, among other functions, and each IRC meets several times throughout the year to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers, with respect to each Voya fund that is assigned to that IRC.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”) related to the investment management and sub-advisory contract renewal process. The Methodology Guide sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data including, but not limited to, investment performance, fee structure, and expense information prepared in connection with the renewal process. In addition, the Independent Trustees periodically have retained, including most recently in 2018, an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was overarching, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Fund’s investment management and sub-advisory arrangements.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.

35

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The Board considered the “manager-of-managers” platform of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions of the Sub-Adviser with respect to the Fund under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing oversight and due diligence with respect to the sub-advisers and to advocate or recommend, when it believes appropriate, changes in investment strategies or investment sub-advisers designed to assist in improving a Voya fund’s performance. The Board was advised that, in connection with the Manager’s performance of these duties, the Manager has developed an oversight process formulated by its Manager Research & Selection Group which reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and the Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are consistently complied with, and other periodic reports covering related matters.
The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser and whether those resources are sufficient to provide high-quality services to the Fund.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and the Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index that appears in the Fund’s prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as the Fund grows larger and the extent to which any such economies are shared with the Fund. The Board considered that, while the Fund does not have management fee breakpoints, it has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Independent Trustees also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and the Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or the Sub-Adviser, as applicable, for these differences.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager intends to propose any changes thereto. The Board separately determined that the fees payable to the

36

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliated service providers in connection with services they render to the Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by the Manager.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Manager or reflect all risks, including entrepreneurial, regulatory, legal and operational risks, associated with offering and managing a mutual fund complex in the current regulatory and market environment.
The Board also considered that the Manager is entitled to earn a reasonable level of profits for the services that it provides to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund, including their ability to engage in soft-dollar transactions on behalf of the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.
Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 9, 2019, November 19,
2019, and/or November 21, 2019 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2019. In addition, the Board also considered at its October 9, 2019, November 19, 2019, and November 21, 2019 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
In considering whether to approve the renewal of the Contracts for Voya Investment Grade Credit Fund, the Board considered that, based on performance data for the periods ended March 31, 2019: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year, three-year and five-year periods, the second quintile for the year-to-date period, and the third quintile for the ten-year period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the ten-year period, during which it underperformed.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the third quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Fund’s management fee rate and net expense ratio.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is

37

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the
Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2020. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

38

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
172492         (0320-052120)

Annual Report
March 31, 2020
Classes A, I, P and W
■
Voya Emerging Markets Corporate Debt Fund

■
Voya Emerging Markets Hard Currency Debt Fund

■
Voya Emerging Markets Local Currency Debt Fund

■
Voya Securitized Credit Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports, like this annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from each Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
E-Delivery Sign-up – details inside

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This report contains a summary portfolio of investments for the Funds. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Funds’ complete schedule of portfolio holdings is available: on www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Turbulent Waters Demand Steadfast Navigation
Dear Shareholder,
After a tumultuous January, stocks staged an impressive recovery until the last week of February, at which point the financial markets fell sharply as fears of the spreading coronavirus darkened the outlook. The tumult has since continued: as of this writing at the end of March, global stock markets, as measured by the MSCI All Country World IndexSM, have spiraled down into a bear market, i.e., a drop of 20% or more.
Governments around the world launched massive policy responses to the coronavirus pandemic in March. The U.S. Congress passed a $2 trillion rescue package, the largest single injection of cash into the U.S. economy in history. The U.S. Federal Reserve Board cut interest rates to near zero, expanded its purchases of U.S. Treasury and mortgage-backed securities to include corporate and municipal bonds, coordinated with other central banks to ease strains in the global funding markets and guaranteed support for critical market functions such as credit flows into the private and public sectors. While these measures provided only temporary respite from market tumult, we believe they have helped allay fears of an economic shutdown.
Until the picture is clearer, however, we expect the market swings to continue. It is our opinion that investors should resist the temptation of the 24-hour “breaking news” cycle; in the end, fundamentals will count most. The most valuable insight we can offer is a reminder that events such as the coronavirus are exactly why investors prepare portfolios for risk. It is also worth remembering that, in our view, portfolios should not be built just to withstand risk; primarily, they should be built to achieve long-term objectives. We believe that even severe market disruptions such as this should not distract investors from focusing on their objectives.
This is an unprecedented time for all of us, and the situation is fast-changing. And while we are humble and realistic in the face of the challenges ahead, we believe we are well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
April 2, 2020
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index	An index of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible), and fixed-rate mortgage-backed securities.
JP Morgan Corporate Emerging Markets Bond Index Diversified	A liquid global benchmark for US-dollar corporate emerging market bonds. The Corporate Emerging Markets Bond Index (“CEMBI”) Diversified limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, balanced weightings for countries included in the index.
JP Morgan Emerging Markets Bond Index Global Diversified	Tracks total returns for US dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.
JP Morgan Government Bond Index — Emerging Markets Global Diversified	A comprehensive, global local Emerging Markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It limits the weights of those countries in the index with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.
MSCI All Country World IndexSM	A free-float adjusted market capitalization index that is designed to measure equity performance in the global developed and emerging markets.

Portfolio Managers’ Report	Voya Emerging Markets Corporate Debt Fund

Geographic Diversification as of March 31, 2020 (as a percentage of net assets)

Brazil	11.1%
Russia	8.6%
Colombia	7.6%
China	7.0%
United Arab Emirates	6.1%
India	5.9%
Mexico	5.9%
Turkey	5.1%
Chile	5.0%
Israel	4.6%
Countries between 0.2% – 4.4%^	29.8%
Assets in Excess of Other Liabilities*	3.3%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 19 countries, which each represents 0.2% – 4.4% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Corporate Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Kurt Kringelis, CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2020, the Fund’s Class P shares returned -4.70%, compared to the JP Morgan Corporate Emerging Markets Bond Index Diversified (the “Index” or “JPM CEMBI”) which returned -3.01% for the same period.
Portfolio Specifics: The Fund underperformed the Index for the reporting period. Emerging markets (“EM”) performed well for the first three quarters of the period despite a slowdown in economic growth that stemmed from the trade war between the U.S. and China. EMs sold off during the last three months of the reporting period, along with other risk assets, as a result of the spread of COVID-19 and the oil price war between Saudi Arabia and Russia.
Key detractors included the Fund’s positioning in Indian metals and mining, Mexican oil and gas, and Brazilian bank issuers. Cash also acted as a drag on returns for the period.
Key contributors to performance included selection in South African industrials, Chilean transportation and United Arab Emirates oil and gas issuers.
Current Strategy & Outlook: We believe that EM GDP growth is expected to slow materially in the second and third quarters of 2020. In our view, the shape and magnitude of the economic rebound will depend on the length of closure and confinement, public policy approach to curb the pandemic, as well as the impact of
Top Ten Holdings as of March 31, 2020* (as a percentage of net assets)

Woori Bank Co. Ltd., 4.750%, 04/30/24	2.2%
Reliance Industries Ltd., 3.667%, 11/30/27	2.1%
KazMunayGas National Co. JSC, 4.750%, 04/19/27	1.8%
Grupo Aval Ltd, 4.375%, 02/04/30	1.8%
Bank of China Ltd., 5.000%, 11/13/24	1.7%
Ecopetrol SA, 5.375%, 06/26/26	1.7%
NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/99	1.5%
China Construction Bank Corp., 3.875%, 05/13/25	1.3%
Pertamina Persero PT, 3.100%, 01/21/30	1.2%
Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	1.2%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
fiscal and monetary policy responses. EM inflation broadly should be contained with few exceptions, driven by collapsing domestic demand and lower commodity prices. It is our opinion that food inflation is likely to be volatile due to front-loaded demand. We anticipate monetary policy will remain supportive and loosen further, as EM central banks use their full arsenal of tools to support financial market stability and reduce volatility.
We believe the U.S. Federal Reserve’s currency swap line will prove supportive for EM currencies. What’s more, we expect fiscal policy to loosen significantly to support GDP growth. Fundamentally fragile countries will rely on, and receive, external support from international financial institutions, in our view. We also expect ratings downgrades for EM corporates across sectors, especially for those oil and gas companies with weak sovereign support. Given limited visibility, EM corporates are in liquidity preservation mode, cutting spending and drawing down their credit revolvers.
We believe that systemic EM corporates are likely to receive support from governments, while smaller issuers could face liquidity crunches due to lack of access to new funding. Finally, EM banks are receiving unprecedented levels of support in the form of foreign-exchange liquidity facilities; and prudent quantitative easing to smooth out severe impacts on their balance sheets, sustain lending and compliance with capital ratio requirements. Looking broadly at EM, we prefer local rates and are selective on hard currency sovereigns and fundamentally sound, liquid EM corporates. We expect EM currency exchange rates to remain volatile amidst a tidal wave of policy stimulus.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

Voya Emerging Markets Corporate Debt Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended March 31, 2020
	1 Year	5 Year	Since Inception of Class P August 9, 2012
Class P	-4.70%	2.99%	3.66%
JPM CEMBI	-3.01%	3.35%	3.71%
Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Emerging Markets Corporate Debt Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The performance graph and table do not reﬂect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
Fund holdings are subject to change daily.

Portfolio Managers’ Report	Voya Emerging Markets Hard Currency Debt Fund

Geographic Diversification as of March 31, 2020 (as a percentage of net assets)

Indonesia	7.9%
Mexico	5.9%
Russia	5.8%
Brazil	5.3%
Dominican Republic	5.1%
Turkey	4.8%
Panama	4.8%
Colombia	4.5%
Kazakhstan	3.8%
Chile	3.8%
Countries between 0.0% – 3.7%^	44.4%
Assets in Excess of Other Liabilities*	3.9%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 42 countries, which each represents 0.0% – 3.7% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Hard Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Matthew Toms, CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2020, the Fund’s Class P shares returned -8.07% compared to the JP Morgan Emerging Markets Bond Index Global Diversified (the “Index” or “JPM EMBI”) which returned -6.84% for the same period.
Portfolio Specifics: The Fund underperformed the Index for the reporting period. Emerging markets (“EM”) performed well for the first three quarters of the period despite a slowdown in economic growth that stemmed from the trade war between the U.S. and China. EM sold off during the last three months of the reporting period, along with other risk assets, as a result of the spread of COVID-19 and the oil price war between Saudi Arabia and China.
Key detractors for the period included the Fund’s modest overweights of Latin American countries such as Argentina, Chile and Mexico, its underweight of investment grade issuers in Asia and the Middle East, such as China, Malaysia, The Philippines, Qatar and Saudi Arabia.
Key contributors to performance included the Fund’s overweights of Turkey, Russia, The Dominican Republic and Brazil, as well as underweights of Angola and
Top Ten Holdings as of March 31, 2020* (as a percentage of net assets)

Kazakhstan Government International Bond, 6.500%, 07/21/45	1.8%
Russian Foreign Bond - Eurobond, 4.750%, 05/27/26	1.5%
Jamaica Government International Bond, 7.875%, 07/28/45	1.4%
Perusahaan Listrik Negara PT, 4.125%, 05/15/27	1.3%
CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/28	1.3%
Empresa Nacional del Petroleo, 3.750%, 08/05/26	1.3%
Colombia Government International Bond, 5.000%, 06/15/45	1.2%
Indonesia Government International Bond, 8.500%, 10/12/35	1.2%
Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/27	1.2%
Brazilian Government International Bond, 2.625%, 01/05/23	1.2%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
Venezuela.
Current Strategy & Outlook: We believe that EM GDP growth is expected to slow materially in the second and third quarters of 2020. In our view, the shape and magnitude of the economic rebound will depend on the length of closure and confinement, public policy approach to curb the pandemic, as well as the impact of fiscal and monetary policy responses. We believe EM inflation broadly should be contained with few exceptions, driven by collapsing domestic demand and lower commodity prices. It is our opinion that food inflation is likely to be volatile due to front-loaded demand. Monetary policy will remain supportive and loosen further, as EM central banks use their full arsenal of tools to support financial market stability and reduce volatility, in our view.
We believe the U.S. Federal Reserve’s currency swap line will prove supportive for EM currencies. What’s more, we expect fiscal policy to loosen significantly to support GDP growth. It is our opinion that fundamentally fragile countries will rely on, and receive, external support from international financial institutions. Ratings downgrades are expected for EM corporates across sectors, especially for those oil and gas companies with weak sovereign support. Given limited visibility, EM corporates are in liquidity preservation mode, cutting spending and drawing down their credit revolvers.
We believe that systemic EM corporates are likely to receive support from governments, while smaller issuers could face liquidity crunches due to lack of access to new funding. Finally, EM banks are receiving unprecedented levels of support in the form of foreign-exchange liquidity facilities; and prudent quantitative easing to smooth out severe impacts on their balance sheets, sustain lending and comply with capital ratio requirements. Looking broadly at EM, we prefer local rates and are selective on hard currency sovereigns and fundamentally sound, liquid EM corporates. We expect EM currency exchange rates to remain volatile amidst a tidal wave of policy stimulus.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

Voya Emerging Markets Hard Currency Debt Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended March 31, 2020
	1 Year	5 Year	Since Inception of Class P August 9, 2012
Including Sales Charge:
Class A(1)(2)	-11.18%	1.16%	1.63%
Class I(2)	-8.75%	1.94%	2.24%
Class P	-8.07%	2.74%	3.04%
Class W(2)	-8.81%	1.91%	2.22%
Excluding Sales Charge:
Class A(2)	-8.94%	1.67%	1.97%
Class I(2)	-8.75%	1.94%	2.24%
Class P	-8.07%	2.74%	3.04%
Class W(2)	-8.81%	1.91%	2.22%
JPM EMBI	-6.84%	2.82%	3.00%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Emerging Markets Hard Currency Debt Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The Fund’s performance is shown both with and without the imposition of sales charges.
The performance graph and table do not reﬂect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 2.50%.

(2)
Class A, Class I and Class W incepted on August 1, 2017. The Class A, Class I and Class W shares performance shown for the period prior to their inception date is the performance of Class P shares with adjustment for any differences in the expenses between the two classes.

Portfolio Managers’ Report	Voya Emerging Markets Local Currency Debt Fund

Geographic Diversification as of March 31, 2020 (as a percentage of net assets)

Brazil	10.9%
Mexico	10.6%
Russia	8.9%
Indonesia	8.4%
Thailand	7.6%
Colombia	5.3%
Poland	5.3%
Malaysia	5.3%
Peru	5.1%
South Africa	5.1%
Countries between 0.2% – 4.1%^	22.0%
Assets in Excess of Other Liabilities*	5.5%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 11 countries, which each represents 0.2% – 4.1% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Local Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Brian Timberlake, Ph.D., CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2020, the Fund’s Class P shares returned -8.07% compared to the J.P. Morgan Government Bond Index — Emerging Markets Global Diversified (the “Index” or “JPM GBI-EM”) which returned -6.52% for the same period.
Portfolio Specifics: The Fund underperformed the Index for the reporting period. Emerging markets (“EM”) performed well for the first three quarters of the period despite a slowdown in economic growth that stemmed from the trade war between the U.S. and China. EMs sold off during the last three months of the reporting period, along with other risk assets, as a result of the spread of COVID-19 and the oil price war between Saudi Arabia and China.
The Fund’s underperformance came from its allocations to interest rates and currency exchange (“FX”) rates. On the rates side, detractors included duration, i.e., interest-rate risk, positioning in Mexico, Colombia and Brazil. From an FX standpoint, the Fund’s currency positions in the Russian ruble and Mexican peso detracted. Contributions included our allocations to Russian and South African interest rates, as well as to the Indonesian rupiah and Czech krona.
Top Ten Holdings as of March 31, 2020* (as a percentage of net assets)

Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	4.5%
Mexican Bonos, 6.500%, 06/09/22	3.6%
Republic of South Africa Government Bond, 8.500%, 01/31/37	3.6%
Malaysia Government Bond, 3.955%, 09/15/25	3.5%
Thailand Government Bond, 3.775%, 06/25/32	3.2%
Russian Federal Bond - OFZ, 7.950%, 10/07/26	3.0%
Republic of Poland Government Bond, 2.750%, 04/25/28	3.0%
Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/25	3.0%
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/27	2.9%
Russian Federal Bond - OFZ, 7.250%, 05/10/34	2.7%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
Current Strategy & Outlook: Emerging markets GDP growth is expected to slow materially in the second and third quarters of 2020. In our view, the shape and magnitude of the economic rebound will depend on the length of closure and confinement, public policy approach to curb the pandemic, as well as the impact of fiscal and monetary policy responses. We believe EM inflation broadly should be contained with few exceptions, driven by collapsing domestic demand and lower commodity prices. It is our opinion that food inflation is likely to be volatile due to front-loaded demand. Monetary policy will remain supportive and loosen further, as EM central banks use their full arsenal of tools to support financial market stability and reduce volatility, in our view.
We believe the U.S. Federal Reserve’s currency swap line will prove supportive for EM currencies. What’s more, we expect fiscal policy to loosen significantly to support GDP growth. It is our opinion that fundamentally fragile countries will rely on, and receive, external support from international financial institutions. Ratings downgrades are expected for EM corporates across sectors, especially for those oil and gas companies with weak sovereign support. Given limited visibility, EM corporates are in liquidity preservation mode, cutting spending and drawing down their credit revolvers.
We believe that systemic EM corporates are likely to receive support from governments, while smaller issuers could face liquidity crunches due to lack of access to new funding. Finally, EM banks are receiving unprecedented levels of support in the form of foreign-exchange liquidity facilities; and prudent quantitative easing to smooth out severe impacts on their balance sheets, sustain lending and comply with capital ratio requirements. Looking broadly at EM, we prefer local rates and are selective on hard currency sovereigns and fundamentally sound, liquid EM corporates. We expect EM currency exchange rates to remain volatile amidst a tidal wave of policy stimulus.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

Voya Emerging Markets Local Currency Debt Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended March 31, 2020
	1 Year	5 Year	Since Inception of Class P August 6, 2012
Class P	-8.07%	-0.93%	-2.64%
JPM GBI-EM	-6.52%	0.25%	-1.68%
Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Emerging Markets Local Currency Debt Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The performance graph and table do not reﬂect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
Fund holdings are subject to change daily.

Portfolio Managers’ Report	Voya Securitized Credit Fund

Investment Type Allocation as of March 31, 2020 (as a percentage of net assets)

Collateralized Mortgage Obligations	39.9%
Commercial Mortgage-Backed Securities	32.8%
Asset-Backed Securities	23.1%
Assets in Excess of Other Liabilities*	4.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Voya Securitized Credit Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by David Goodson, John Edwards and Jonathan Abshire, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2020, the Fund’s P Class shares returned -9.04%, compared to the Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index(the “Index” or “Bloomberg Barclays U.S. Securitized”), which returned 6.89% for the same period.
Portfolio Specifics: The Fund lagged the Index for the reporting period, largely due to asset allocation effects. For the period, the Fund remained strategically underweight agency residential mortgage-backed securities (“RMBS”), the largest constituent of the Index. This underweight was offset by an overweight to the credit-oriented portions of the securitized universe, including off-benchmark, asset-backed securities (“ABS”), commercial mortgage-backed securities (“CMBS”) and non-agency RMBS. Allocations to off-index credit sectors detracted from performance over the period. Non-agency RMBS and credit risk transfer securities performed the worst as yield spreads moved aggressively wider later in the period, driven by concern of consumers’ ability to continue paying their mortgages during the coronavirus-induced economic shutdown.
Sector and security selection also weighed on returns for the period, with CMBS and ABS hurting the most. The Fund’s exposure to non-agency CMBS, particularly subordinate tranches within CMBS conduit deals, underperformed agency CMBS as the credit yield curve steepened dramatically. Within ABS, exposure to non-benchmark securities hurt, especially anything rated less than AAA. For the period,
Top Ten Holdings as of March 31, 2020* (as a percentage of net assets)

Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/50	1.0%
Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.847%, 01/25/50	0.6%
Barclays Commercial Mortgage Trust 2019-C4 XA, 1.601%, 08/15/52	0.5%
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.220%, 01/05/34	0.5%
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 F, 4.403%, 10/15/48	0.5%
SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/46	0.5%
Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/25	0.5%
DBJPM 16-C3 E Mortgage Trust, 4.241%, 08/10/49	0.5%
Wells Fargo Commercial Mortgage Trust 2010-C1 E, 4.000%, 11/15/43	0.5%
Barings CLO Ltd 2018-3A D, 4.719%, 07/20/29	0.5%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
the Fund remained strategically short duration, i.e., less interest rate risk than the Index. This detracted from performance as the U.S. rate structure moved aggressively lower, particularly during the last three months of the reporting period.
There were no material changes to the Fund’s top-line risk positioning during the reporting period as the Fund remained structurally overweight to securitized credit. That said, within the securitized credit allocations, we did adjust portfolio exposures. The Fund’s positions in legacy, pre-crisis issued non-agency RMBS continued to decrease over the period as these positions further amortized. This reduction was offset with increased allocations to other non-agency RMBS such as Jumbo 2.0 and credit risk transfer securities. This resulted in a net-positive increase in the Fund’s mortgage credit exposure. Another notable change was the reduction to collateralized loan obligations, given our view that a low inflation/low rate macroeconomic backdrop would be a headwind for this floating rate sector and its underlying loans relative to other risk markets.
The Fund utilized U.S. Treasury futures for duration management purposes. For the period, derivatives had a positive impact on the Fund’s performance.
Current Strategy & Outlook: In our view, there is no need to be a hero in the current fixed income environment. We see what we believe to be bountiful opportunities to earn outsized yields through high-quality investments with high-conviction, low-risk outcomes. While monetary policy will need time to take root, ultimately it will flow through to securitized markets; we believe meaningfully wider spreads in select areas of the securitized market represent attractive starting points for asset allocators seeking exposure to capitalize on the rebound of U.S. consumers.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

Voya Securitized Credit Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended March 31, 2020
	1 Year	5 Year	Since Inception of Class P August 7, 2014
Including Sales Charge:
Class A(1)(2)	-12.03%	1.22%	1.89%
Class I(2)	-9.49%	2.03%	2.65%
Class P	-9.04%	2.65%	3.29%
Class W(2)	-9.53%	2.00%	2.63%
Excluding Sales Charge:
Class A(2)	-9.79%	1.73%	2.35%
Class I(2)	-9.49%	2.03%	2.65%
Class P	-9.04%	2.65%	3.29%
Class W(2)	-9.53%	2.00%	2.63%
Bloomberg Barclays U.S. Securitized	6.89%	2.93%	3.15%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Securitized Credit Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The Fund’s performance is shown both with and without the imposition of sales charges.
The performance graph and table do not reﬂect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 2.50%.

(2)
Class A and Class I incepted on August 3, 2015 and Class W incepted on August 1, 2017. The Class A, Class I and Class W shares performance shown for the period prior to their inception date is the performance of Class P shares with adjustment for any differences in the expenses between the two classes.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (lads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 to March 31, 2020. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended March 31, 2020*	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio*	Expenses Paid During the Period Ended March 31, 2020*
Voya Emerging Markets Corporate Debt Fund
Class P	$1,000.00	$903.90	0.09%	$0.43	$1,000.00	$1,024.55	0.09%	$0.46
Voya Emerging Markets Hard Currency Debt Fund
Class A	$1,000.00	$868.40	1.15%	$5.37	$1,000.00	$1,019.25	1.15%	$5.81
Class I	1,000.00	869.80	0.88	4.11	1,000.00	1,020.60	0.88	4.45
Class P	1,000.00	872.10	0.09	0.42	1,000.00	1,024.55	0.09	0.46
Class W	1,000.00	869.40	0.90	4.21	1,000.00	1,020.50	0.90	4.55
Voya Emerging Markets Local Currency Debt Fund
Class P	$1,000.00	$870.90	0.16%	$0.75	$1,000.00	$1,024.20	0.16%	$0.81
Voya Securitized Credit Fund
Class A	$1,000.00	$868.60	0.96%	$4.48	$1,000.00	$1,020.20	0.96%	$4.85
Class I	1,000.00	869.40	0.68	3.18	1,000.00	1,021.60	0.68	3.44
Class P	1,000.00	871.80	0.05	0.23	1,000.00	1,024.75	0.05	0.25
Class W	1,000.00	869.20	0.71	3.32	1,000.00	1,021.45	0.71	3.59

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund and Voya Securitized Credit Fund and the Board of Trustees of Voya Separate Portfolios Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund and Voya Securitized Credit Fund (the “Funds”) (four of the funds constituting Voya Separate Portfolios Trust (the “Trust”)), including the summary portfolio of investments, as of March 31, 2020, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds (four of the funds constituting Voya Separate Portfolios Trust) at March 31, 2020, the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended March 31, 2019, and the financial highlights for each of the periods in the four-year period then ended, were audited by another independent registered public accounting firm whose report, dated May 23, 2019, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (‘‘PCAOB’’) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Voya investment companies since 2019.
Boston, Massachusetts
May 26, 2020

STATEMENTS OF ASSETS AND LIABILITIES as of March 31, 2020

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
ASSETS:
Investments in securities at fair value+*	$87,723,564	$142,666,360	$72,063,771	$959,334,614
Short-term investments at fair value**	2,152,917	3,935,485	3,363,000	29,533,000
Cash	310	500,551	—	206,078
Cash collateral for futures	139,622	96,525	8,410	3,656,264
Cash pledged for centrally cleared swaps (Note 2)	—	—	145,000	—
Cash pledged as collateral for OTC derivatives (Note 2)	—	—	570,000	—
Receivables:
Investment securities sold	—	2,918,250	1,692,698	—
Fund shares sold	—	—	—	11,542,592
Dividends	314	1,003	77,007	5,001
Interest	1,310,990	2,291,662	1,451,644	4,271,970
Foreign tax reclaims	—	—	50,994	—
Unrealized appreciation on forward foreign currency contracts	—	1,250	4,732,501	—
Unrealized appreciation on OTC swap agreements	—	—	30,837	—
Prepaid expenses	7,323	23,346	9,972	56,878
Reimbursement due from Investment Adviser	—	16	5,937	48,496
Other assets	2,536	4,160	2,367	8,530
Total assets	91,337,576	152,438,608	84,204,138	1,008,663,423
LIABILITIES:
Income distribution payable	—	41,865	—	355,980
Payable for investment securities purchased	—	2,000,000	—	—
Payable for fund shares redeemed	—	212,133	—	6,264,099
Payable upon receipt of securities loaned	593,917	1,843,485	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	4,983,143	—
Variation margin payable on centrally cleared swaps	—	—	11,208	—
Cash received as collateral for OTC derivatives (Note 2)	—	—	1,200,000	—
Payable for investment management fees	—	6,568	—	466,819
Payable for distribution and shareholder service fees	—	9	—	16,882
Payable to custodian due to bank overdraft	—	—	929,511	—
Payable to custodian due to foreign currency overdraft***	—	—	751,419	—
Payable to trustees under the deferred compensation plan (Note 6)	2,536	4,160	2,367	8,530
Payable for trustee fees	502	842	429	4,368
Other accrued expenses and liabilities	39,564	61,806	58,611	87,633
Total liabilities	636,519	4,170,868	7,936,688	7,204,311
NET ASSETS	$90,701,057	$148,267,740	$76,267,450	$1,001,459,112
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$100,340,048	$180,417,183	$99,474,207	$1,157,664,035
Total distributable loss	(9,638,991)	(32,149,443)	(23,206,757)	(156,204,923)
NET ASSETS	$90,701,057	$148,267,740	$76,267,450	$1,001,459,112
+ Including securities loaned at value	$581,186	$1,752,495	$—	$—
* Cost of investments in securities	$96,018,106	$167,778,797	$86,804,358	$1,093,278,420
** Cost of short-term investments	$2,152,917	$3,935,485	$3,363,000	$29,533,000
*** Cost of foreign currency overdraft	$—	$—	$769,787	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of March 31, 2020 (continued)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
Class A
Net assets	n/a	$52,120	n/a	$56,238,191
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	6,288	n/a	6,401,058
Net asset value and redemption price per share†	n/a	$8.29	n/a	$8.79
Maximum offering price per share (2.5%)(1)	n/a	$8.50	n/a	$9.02
Class I
Net assets	n/a	$7,712,177	n/a	$708,791,700
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	930,568	n/a	80,564,357
Net asset value and redemption price per share	n/a	$8.29	n/a	$8.80
Class P
Net assets	$90,701,057	$140,500,602	$76,267,450	$225,230,937
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,256,230	16,958,888	12,441,164	25,508,617
Net asset value and redemption price per share	$8.84	$8.28	$6.13	$8.83
Class W
Net assets	n/a	$2,841	n/a	$11,198,284
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	343	n/a	1,271,392
Net asset value and redemption price per share	n/a	$8.28	n/a	$8.81

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of  $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended March 31, 2020

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
INVESTMENT INCOME:
Dividends	$1,104	$2,331	$2,521	$13,110
Interest, net of foreign taxes withheld*	4,959,013	8,959,000	5,183,393	38,073,909
Securities lending income, net	26,822	13,658	3,653	—
Total investment income	4,986,939	8,974,989	5,189,567	38,087,019
EXPENSES:
Investment management fees	953,689	1,263,002	687,449	5,240,518
Distribution and shareholder service fees:
Class A	—	42	—	247,193
Transfer agent fees:
Class A	—	133	—	58,876
Class I	—	278	—	330,746
Class P	231	251	223	280
Class W	—	26	—	5,574
Shareholder reporting expense	2,562	4,025	2,961	33,010
Registration fees	26,556	61,883	41,017	164,925
Professional fees	22,190	29,947	19,262	93,315
Custody and accounting expense	25,646	34,205	114,906	142,985
Trustee fees	4,016	6,736	3,437	34,937
Miscellaneous expense	7,182	13,375	9,219	24,021
Interest expense	26	1,779	3,095	1,571
Total expenses	1,042,098	1,415,682	881,569	6,377,951
Waived and reimbursed fees	(953,689)	(1,187,542)	(747,692)	(1,198,517)
Net expenses	88,409	228,140	133,877	5,179,434
Net investment income	4,898,530	8,746,849	5,055,690	32,907,585
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Colombian capital gains tax withheld^)	637,996	2,088,351	(2,243,065)	(5,807,699)
Forward foreign currency contracts	—	46,136	337,905	—
Foreign currency related transactions	—	5,083	(141,413)	—
Futures	(643,898)	(605,460)	2,744	(7,544,859)
Swaps	—	—	13,698	—
Net realized gain (loss)	(5,902)	1,534,110	(2,030,131)	(13,352,558)
Net change in unrealized appreciation (depreciation) on:
Investments	(9,146,791)	(23,927,795)	(10,272,475)	(140,445,807)
Forward foreign currency contracts	—	1,250	(329,159)	—
Foreign currency related transactions	—	—	(87,869)	—
Futures	(120,329)	(72,896)	3,577	(5,732,009)
Swaps	—	—	(9,368)	—
Net change in unrealized appreciation (depreciation)	(9,267,120)	(23,999,441)	(10,695,294)	(146,177,816)
Net realized and unrealized loss	(9,273,022)	(22,465,331)	(12,725,425)	(159,530,374)
Decrease in net assets resulting from operations	$(4,374,492)	$(13,718,482)	$(7,669,735)	$(126,622,789)
* Foreign taxes withheld	$—	$—	$68,630	$—
^ Foreign taxes on sale of Colombian investments	$—	$—	$7,444	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Corporate Debt Fund		Voya Emerging Markets Hard Currency Debt Fund
	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2019
FROM OPERATIONS:
Net investment income	$4,898,530	$5,221,876	$8,746,849	$8,894,397
Net realized gain (loss)	(5,902)	(626,549)	1,534,110	(743,461)
Net change in unrealized appreciation (depreciation)	(9,267,120)	226,973	(23,999,441)	(1,950,574)
Increase (decrease) in net assets resulting from operations	(4,374,492)	4,822,300	(13,718,482)	6,200,362
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	—	(719)	(270)
Class I	—	—	(425,498)	(423,529)
Class P	(4,901,237)	(5,373,431)	(8,271,881)	(8,364,808)
Class W	—	—	(142)	(130)
Return of capital:
Class P	(290,841)	—	—	—
Total distributions	(5,192,078)	(5,373,431)	(8,698,240)	(8,788,737)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,799,997	615,002	11,578,540	14,066,186
Reinvestment of distributions	5,192,078	5,373,431	8,276,816	8,373,820
	6,992,075	5,988,433	19,855,356	22,440,006
Cost of shares redeemed	(3,169,502)	(15,439,405)	(10,942,488)	(31,298,795)
Net increase (decrease) in net assets resulting from capital share transactions	3,822,573	(9,450,972)	8,912,868	(8,858,789)
Net decrease in net assets	(5,743,997)	(10,002,103)	(13,503,854)	(11,447,164)
NET ASSETS:
Beginning of year or period	96,445,054	106,447,157	161,771,594	173,218,758
End of year or period	$90,701,057	$96,445,054	$148,267,740	$161,771,594
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Local Currency Debt Fund		Voya Securitized Credit Fund
	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2019
FROM OPERATIONS:
Net investment income	$5,055,690	$5,277,362	$32,907,585	$20,615,277
Net realized gain (loss)	(2,030,131)	(14,394,840)	(13,352,558)	534,686
Net change in unrealized appreciation (depreciation)	(10,695,294)	(3,807,898)	(146,177,816)	1,791,614
Increase (decrease) in net assets resulting from operations	(7,669,735)	(12,925,376)	(126,622,789)	22,941,577
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	—	(3,950,518)	(2,163,799)
Class I	—	—	(23,226,409)	(11,123,499)
Class P	(3,805,436)	(961,855)	(7,701,552)	(8,730,029)
Class W	—	—	(311,476)	(6,483)
Return of capital:
Class A	—	—	(623,559)	(62,943)
Class I	—	—	(6,364,021)	(235,068)
Class P	(220,139)	(3,260,619)	(1,692,395)	(111,905)
Class W	—	—	(96,788)	(578)
Total distributions	(4,025,575)	(4,222,474)	(43,966,718)	(22,434,304)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	22,979,994	9,800,004	1,034,036,107	309,160,142
Reinvestment of distributions	4,025,576	4,142,263	41,912,344	22,338,753
	27,005,570	13,942,267	1,075,948,451	331,498,895
Cost of shares redeemed	(12,535,505)	(40,864,989)	(445,878,589)	(132,111,627)
Net increase (decrease) in net assets resulting from capital share transactions	14,470,065	(26,922,722)	630,069,862	199,387,268
Net increase (decrease) in net assets	2,774,755	(44,070,572)	459,480,355	199,894,541
NET ASSETS:
Beginning of year or period	73,492,695	117,563,267	541,978,757	342,084,216
End of year or period	$76,267,450	$73,492,695	$1,001,459,112	$541,978,757
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Emerging Markets Corporate Debt Fund
Class P
03-31-20	9.77	0.49•	(0.90)	(0.41)	0.49	—	0.03	0.52	—	8.84	(4.70)	1.04	0.09	0.09	4.87	90,701	50
03-31-19	9.82	0.48	(0.04)	0.44	0.49	—	—	0.49	—	9.77	4.74	1.05	0.10	0.10	5.01	96,445	69
03-31-18	9.90	0.50	(0.08)	0.42	0.50	—	—	0.50	—	9.82	4.22	1.05	0.10	0.10	4.98	106,447	83
03-31-17	9.59	0.49	0.33	0.82	0.51	—	—	0.51	—	9.90	8.74	1.06	0.11	0.11	5.02	102,913	80
03-31-16	9.83	0.47•	(0.24)	0.23	0.47	—	—	0.47	—	9.59	2.45	1.05	0.10	0.10	4.86	89,926	86
Voya Emerging Markets Hard Currency Debt Fund
Class A
03-31-20	9.49	0.40	(1.20)	(0.80)	0.40	—	—	0.40	—	8.29	(8.94)	1.89	1.15	1.15	4.31	52	55
03-31-19	9.64	0.39	(0.16)	0.23	0.38	—	—	0.38	—	9.49	2.57	2.02	1.15	1.15	4.18	7	71
08-01-17(4) - 03-31-18	9.84	0.26•	(0.19)	0.07	0.26	—	0.01	0.27	—	9.64	0.64	1.90	1.15	1.15	3.89	7	51
Class I
03-31-20	9.50	0.43•	(1.21)	(0.78)	0.43	—	—	0.43	—	8.29	(8.75)	0.84	0.88	0.88	4.44	7,712	55
03-31-19	9.64	0.41	(0.15)	0.26	0.40	—	—	0.40	—	9.50	2.95	0.94	0.90	0.90	4.45	10,014	71
08-01-17(4) - 03-31-18	9.84	0.28•	(0.19)	0.09	0.28	—	0.01	0.29	—	9.64	0.82	0.85	0.85	0.85	4.39	7,659	51
Class P
03-31-20	9.49	0.50	(1.22)	(0.71)	0.50	—	—	0.50	—	8.28	(8.07)	0.84	0.09	0.09	5.22	140,501	55
03-31-19	9.64	0.48•	(0.15)	0.33	0.48	—	—	0.48	—	9.49	3.65	0.86	0.11	0.11	5.23	151,747	71
03-31-18	9.65	0.49	0.00*	0.49	0.49	—	0.01	0.50	—	9.64	5.06	0.84	0.09	0.09	4.96	165,549	51
03-31-17	9.36	0.53	0.34	0.87	0.55	—	0.03	0.58	—	9.65	9.51	0.83	0.08	0.08	5.49	152,590	64
03-31-16	9.47	0.48•	(0.08)	0.40	0.51	—	—	0.51	—	9.36	4.40	0.82	0.07	0.07	5.20	136,291	50
Class W
03-31-20	9.49	0.42	(1.22)	(0.79)	0.42	—	—	0.42	—	8.28	(8.81)	1.64	0.90	0.90	4.43	3	55
03-31-19	9.64	0.41	(0.16)	0.25	0.40	—	—	0.40	—	9.49	2.84	1.77	0.90	0.90	4.45	3	71
08-01-17(4) - 03-31-18	9.84	0.27•	(0.18)	0.09	0.28	—	0.01	0.29	—	9.64	0.82	1.65	0.90	0.90	4.07	3	51
Voya Emerging Markets Local Currency Debt Fund
Class P
03-31-20	6.99	0.42•	(0.94)	(0.52)	0.32	—	0.02	0.34	—	6.13	(8.07)	1.02	0.16	0.16	5.87	76,267	48
03-31-19	8.03	0.42•	(1.13)	(0.71)	0.06	—	0.27	0.33	—	6.99	(8.74)	1.10	0.16	0.16	5.89	73,493	65
03-31-18	7.49	0.45	0.45	0.90	0.36	—	—	0.36	—	8.03	12.30	1.03	0.15	0.15	5.89	117,563	50
03-31-17	7.43	0.40	(0.11)	0.29	0.00*	—	0.23	0.23	—	7.49	4.02	0.97	0.15	0.15	5.40	91,500	67
03-31-16	7.63	0.37•	(0.57)	(0.20)	—	—	—	—	—	7.43	(2.62)	0.99	0.15	0.15	5.06	82,622	18
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Securitized Credit Fund
Class A
03-31-20	10.21	0.36•	(1.30)	(0.94)	0.39	0.01	0.08	0.48	—	8.79	(9.79)	0.97	0.96	0.96	3.46	56,238	30
03-31-19	10.22	0.44	0.02	0.46	0.45	0.01	0.01	0.47	—	10.21	4.66	1.02	1.00	1.00	4.29	84,096	29
03-31-18	10.05	0.40	0.23	0.63	0.42	0.04	—	0.46	—	10.22	6.29	1.15	1.00	1.00	4.09	9,665	43
03-31-17	9.94	0.40	0.18	0.58	0.44	0.03	—	0.47	—	10.05	5.94	1.13	1.00	1.00	4.12	302	64
08-03-15(4) - 03-31-16	10.24	0.24•	(0.12)	0.12	0.27	0.15	—	0.42	—	9.94	1.22	1.04	0.95	0.95	3.65	485	35
Class I
03-31-20	10.22	0.37•	(1.28)	(0.91)	0.42	0.01	0.08	0.51	—	8.80	(9.49)	0.71	0.68	0.68	3.65	708,792	30
03-31-19	10.24	0.47	0.02	0.49	0.49	0.01	0.01	0.51	—	10.22	4.87	0.72	0.68	0.68	4.57	303,211	29
03-31-18	10.07	0.43	0.23	0.66	0.45	0.04	—	0.49	—	10.24	6.55	0.73	0.68	0.68	4.24	160,778	43
03-31-17	9.96	0.44•	0.17	0.61	0.47	0.03	—	0.50	—	10.07	6.29	0.74	0.68	0.68	4.39	121,798	64
08-03-15(4) - 03-31-16	10.24	0.26•	(0.11)	0.15	0.28	0.15	—	0.43	—	9.96	1.51	0.82	0.73	0.73	3.93	1,210	35
Class P
03-31-20	10.27	0.44•	(1.30)	(0.86)	0.49	0.01	0.08	0.58	—	8.83	(9.04)	0.66	0.05	0.05	4.32	225,231	30
03-31-19	10.29	0.53	0.02	0.55	0.55	0.01	0.01	0.57	—	10.27	5.56	0.68	0.05	0.05	5.18	152,687	29
03-31-18	10.12	0.50	0.23	0.73	0.52	0.04	—	0.56	—	10.29	7.28	0.69	0.05	0.05	4.86	171,597	43
03-31-17	10.01	0.51	0.15	0.66	0.52	0.03	—	0.55	—	10.12	6.78	0.70	0.05	0.05	5.05	153,632	64
03-31-16	10.30	0.44	(0.08)	0.36	0.50	0.15	—	0.65	—	10.01	3.62	0.74	0.05	0.05	4.31	143,975	35
Class W
03-31-20	10.23	0.37•	(1.28)	(0.91)	0.42	0.01	0.08	0.51	—	8.81	(9.53)	0.72	0.71	0.71	3.57	11,198	30
03-31-19	10.25	0.47	0.01	0.48	0.48	0.01	0.01	0.50	—	10.23	4.80	0.77	0.75	0.75	4.54	1,984	29
08-01-17(4) - 03-31-18	10.27	0.31•	0.01	0.32	0.30	0.04	—	0.34	—	10.25	3.10	0.90	0.75	0.75	4.54	44	43

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of March 31, 2020

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for: Voya Emerging Markets Corporate Debt Fund (“Corporate Debt”), Voya Emerging Markets Hard Currency Debt Fund (“Hard Currency Debt”), Voya Emerging Markets Local Currency Debt Fund (“Local Currency Debt”) and Voya Securitized Credit Fund (“Securitized Credit”) (each a “Fund,” and collectively, the “Funds”). Each Fund (except Corporate Debt and Securitized Credit) is a non-diversified series of the Trust. Corporate Debt and Securitized Credit are each a diversified series of the Trust.
Each Fund offers at least one or more of the following classes of shares: Class A, Class I, Class P and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures

NOTES TO FINANCIAL STATEMENTS as of March 31, 2020 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included within the Portfolios of Investments.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2020 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2020 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net

NOTES TO FINANCIAL STATEMENTS as of March 31, 2020 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of March 31, 2020, the maximum amount of loss that Hard Currency Debt and Local Currency Debt would incur if the counterparties to their derivative transactions failed to perform would be $1,250 and $4,763,338, respectively, which represents the gross payments to be received by the Fund on open forward foreign currency contracts and OTC interest rate swaps were they to be unwound as of March 31, 2020. At March 31, 2020, Local Currency Debt had received $1,200,000 cash collateral from certain counterparties for open OTC derivatives. Hard Currency Debt did not receive any cash collateral at March 31, 2020.
The Funds’ Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.
As of March 31, 2020, Local Currency Debt had a liability position of  $4,983,143 on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of March 31, 2020, Local Currency Debt could have been required to pay this amount in cash to their counterparties. At March 31, 2020, Local Currency Debt pledged $570,000 in cash collateral for its open OTC derivatives.
E. Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
For the year ended March 31, 2020, Hard Currency Debt and Local Currency Debt entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. Hard Currency Debt and Local Currency Debt used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements.
During the year ended March 31, 2020, the Funds had an average contract amount on forward foreign currency contracts to buy and sell as disclosed below:
	Purchased	Sold
Hard Currency Debt	$48,310	$886,480
Local Currency Debt	38,536,374	35,812,867
Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts held by Hard Currency Debt and Local Currency Debt at March 31, 2020.
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by each Fund. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During year ended March 31, 2020, Corporate Debt, Hard Currency Debt, Local Currency Debt and Securitized Credit have purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a

NOTES TO FINANCIAL STATEMENTS as of March 31, 2020 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the year ended March 31, 2020, the Funds had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Corporate Debt	$15,340,516	$13,429,706
Hard Currency Debt	15,892,397	13,728,816
Local Currency Debt	1,012,056	1,031,061
Securitized Credit	64,927,110	327,991,536
Please refer to the tables within each respective Portfolio of Investments for open futures contracts at March 31, 2020.
F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund distributes capital gains, if any, annually. Each Fund declares dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
J. Swap Agreements. The Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Fund’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties

NOTES TO FINANCIAL STATEMENTS as of March 31, 2020 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or brokers. The fair value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations. Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Fund may make payments that are greater than what a Fund received from the counterparty. Other risks include credit, liquidity and market risk.
For the year ended March 31, 2020, Local Currency Debt entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. The average notional amount on long interest rate swaps was $2,619,276.
For the year ended March 31, 2020, Local Currency Debt entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. The average notional amount on short interest rate swaps was $1,645,620.
Local Currency Debt entered into interest rate swaps to manage its interest rate exposure. Please refer to the table within the Portfolio of Investments for open interest rate swaps held by Local Currency Debt at March 31, 2020.
At March 31, 2020, Local Currency Debt had pledged $145,000 as cash collateral for open centrally cleared swaps.
K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the year ended March 31, 2020, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Corporate Debt	$52,249,738	$47,917,983
Hard Currency Debt	98,138,467	90,351,605
Local Currency Debt	56,979,215	39,074,825
Securitized Credit	744,382,901	215,439,272
U.S. government securities not included above were as follows:
	Purchases	Sales
Hard Currency Debt	$217,416	$213,196
Securitized Credit	100,599,160	23,408,816
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.
For Corporate Debt — 0.95%; for Hard Currency Debt — 0.75%; for Local Currency Debt — 0.80%; and for Securitized Credit — 0.60%. The Investment Adviser is contractually obligated to waive the management fee for

NOTES TO FINANCIAL STATEMENTS as of March 31, 2020 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Class P shares of the Funds. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of Securitized Credit and Hard Currency Debt each have a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Funds for expenses incurred in the distribution and/or shareholder servicing of the Funds’ Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A shares of each Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A. For the year ended March 31, 2020, the Distributor retained the following amounts in sales charges.
Class A
Initial Sales Charges:
Hard Currency Debt	$60
Securitized Credit	1,314
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At March 31, 2020, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:
Subsidiary/Affliated Investment Company	Fund	Percentage
Voya Global Bond Portfolio	Corporate Debt	8.09%
	Hard Currency Debt	7.93
	Local Currency Debt	15.08
Voya Intermediate Bond Portfolio	Corporate Debt	88.50
	Hard Currency Debt	76.68
	Local Currency Debt	65.17
	Securitized Credit	14.23
Voya Investment Management Co. LLC	Securitized Credit	6.69
Voya Investment Trust Co.	Local Currency Debt	14.39
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Funds, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
Fund	Class A	Class I	Class P	Class W
Corporate Debt	N/A	N/A	0.15%	N/A
Hard Currency Debt	1.15%	0.90%	0.15%	0.90%
Local Currency Debt	N/A	N/A	0.15%	N/A
Securitized Credit	1.00%	0.68%	0.05%	0.75%

NOTES TO FINANCIAL STATEMENTS as of March 31, 2020 (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

With the exception of the non-recoupable Class P management fee waiver for the Funds, the Investment Adviser may at a later date recoup from a Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of March 31, 2020, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	March 31,
	2021	2022	2023	Total
Local Currency Debt	$73,225	$126,303	$60,243	$259,771
Securitized Credit	114,313	106,236	45,788	266,337
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of March 31, 2020 are as follows:
	March 31,
	2021	2022	2023	Total
Hard Currency Debt
Class A	$41	$52	$96	$189
Class W	15	31	48	94
Securitized Credit
Class I	17,201	18,382	147,804	183,387
Class P	—	—	128	128
Class W	22	—	—	22
The Expense Limitation Agreement is contractual through August 1, 2020 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 17, 2019, each Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 15, 2020. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 17, 2019, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 17, 2019.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Funds utilized the line of credit during the year ended March 31, 2020,
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Hard Currency Debt	2	$806,000	2.89%
Local Currency Debt	8	873,250	3.02
Securitized Credit	3	6,023,000	1.40

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars are as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Corporate Debt
Class P
3/31/2020	175,781	—	523,360	(311,464)	387,677	1,799,997	—	5,192,078	(3,169,502)	3,822,573
3/31/2019	62,564	—	562,387	(1,597,381)	(972,430)	615,002	—	5,373,431	(15,439,405)	(9,450,972)

NOTES TO FINANCIAL STATEMENTS as of March 31, 2020 (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Hard Currency Debt
Class A
3/31/2020	6,013	—	76	(497)	5,592	57,292	—	712	(4,890)	53,114
3/31/2019	118	—	30	(207)	(59)	1,112	—	271	(1,934)	(551)
Class I
3/31/2020	581,795	—	425	(705,870)	(123,650)	5,772,145	—	4,080	(6,402,859)	(626,634)
3/31/2019	633,051	—	920	(373,894)	260,077	5,935,610	—	8,598	(3,515,471)	2,428,737
Class P
3/31/2020	590,960	—	863,202	(478,554)	975,608	5,749,103	—	8,271,882	(4,534,739)	9,486,246
3/31/2019	879,242	—	906,289	(2,975,121)	(1,189,590)	8,129,464	—	8,364,821	(27,781,390)	(11,287,105)
Class W
3/31/2020	—	—	15	—	15	—	—	142	—	142
3/31/2019	—	—	14	—	14	—	—	130	—	130
Local Currency Debt
Class P
3/31/2020	3,105,137	—	566,887	(1,747,636)	1,924,388	22,979,994	—	4,025,576	(12,535,505)	14,470,065
3/31/2019	1,315,436	—	585,775	(6,029,338)	(4,128,127)	9,800,004	—	4,142,263	(40,864,989)	(26,922,722)
Securitized Credit
Class A
3/31/2020	7,433,705	—	446,005	(9,716,361)	(1,836,651)	76,430,588	—	4,551,554	(97,158,066)	(16,175,924)
3/31/2019	9,406,416	—	218,885	(2,332,854)	7,292,447	95,424,424	—	2,221,646	(23,639,208)	74,006,862
Class I
3/31/2020	79,872,907	—	2,753,810	(31,716,958)	50,909,759	819,104,337	—	27,936,087	(314,356,088)	532,684,336
3/31/2019	20,362,932	—	1,107,996	(7,510,697)	13,960,231	207,103,606	—	11,270,309	(76,396,192)	141,977,723
Class P
3/31/2020	12,687,998	—	922,000	(2,975,720)	10,634,278	123,392,060	—	9,393,947	(30,500,874)	102,285,133
3/31/2019	421,573	—	864,855	(3,088,862)	(1,802,434)	4,293,736	—	8,841,916	(31,668,671)	(18,533,019)
Class W
3/31/2020	1,468,051	—	3,037	(393,635)	1,077,453	15,109,122	—	30,756	(3,863,561)	11,276,317
3/31/2019	229,308	—	479	(40,126)	189,661	2,338,376	—	4,882	(407,556)	1,935,702
NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the

NOTES TO FINANCIAL STATEMENTS as of March 31, 2020 (continued)

NOTE 10 — SECURITIES LENDING (continued)

event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of March 31, 2020:
Corporate Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$80,028	$(80,028)	$—
Goldman Sachs & Co. LLC	252,512	(252,512)	—
Societe Generale	248,646	(248,646)	—
	$581,186	$(581,186)	$—

(1)
Collateral with a fair value of  $593,917 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Hard Currency Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$833,492	$(833,492)	$—
J.P. Morgan Securities LLC	32,901	(32,901)	—
JP Morgan Securities, Plc.	116,608	(116,608)	—
Morgan Stanley & Co. LLC	676,752	(676,752)	—
UBS AG	92,742	(92,742)	—
	$1,752,495	$(1,752,495)	$—

(1)
Collateral with a fair value of  $1,843,485 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, defaulted securities, perpetual preferred securities, capital loss carryforwards and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended March 31, 2020		Year Ended March 31, 2019
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
Corporate Debt	$4,901,237	$290,841	$5,373,431	$—
Hard Currency Debt	8,698,240	—	8,788,737	—
Local Currency Debt	3,805,436	220,139	961,855	3,260,619
Securitized Credit	35,189,955	8,776,763	22,023,810	410,494
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2020 were:
	Undistributed Ordinary Income	Late Year Ordinary Losses Deferred	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
					Amount	Character	Expiration
Corporate Debt	$—	$—	$—	$(8,302,883)	$(635,949)	Short-term	None
					(698,305)	Long-term	None
					$(1,334,254)
Hard Currency Debt	457,960	—	—	(25,422,055)	(3,785,531)	Short-term	None
					(3,354,877)	Long-term	None
					$(7,140,408)

NOTES TO FINANCIAL STATEMENTS as of March 31, 2020 (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Late Year Ordinary Losses Deferred	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
					Amount	Character	Expiration
Local Currency Debt	—	(1,202,674)	—	(14,800,130)	(2,653,670)	Short-term	None
					(4,548,512)	Long-term	None
					$(7,202,182)
Securitized Credit	—	—	(21,537,721)	(134,305,078)	—	—	—
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of March 31, 2020, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the earliest tax year that remains subject to examination by these jurisdictions is 2015.
NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. Dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund.
NOTE 13 — LIQUIDITY
Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Funds’ Adviser, Voya Investments, LLC, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding a Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Fund will be able to meet its redemption obligations in a timely manner.
During the period covered by the report, December 1, 2018 through December 31, 2019, the Program supported the Funds’ ability to honor redemption requests timely and the Program Administrator’s management of each Fund’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks.
NOTE 14 — MARKET DISRUPTION
A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global

NOTES TO FINANCIAL STATEMENTS as of March 31, 2020 (continued)

NOTE 14 — MARKET DISRUPTION (continued)

economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.
NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
The Funds have made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Funds have concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts. As a result of the adoption of ASU 2017-08 effective as of April 1, 2019, the amortized cost basis of investments for Corporate Debt was reduced by $64,215 and unrealized appreciation of investments was increased by $64,215.
Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019 and interim periods within those annual periods. At this time, the Funds have elected to early adopt the amendments that allow for removal of disclosure requirements related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. These changes did not have a material impact on the Funds’ financial statements. The Funds plan to adopt the amendments that require additional fair value measurement disclosures for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The Funds are currently evaluating the impact of these changes on the financial statements.
NOTE 16 — SUBSEQUENT EVENTS
Dividends. Subsequent to March 31, 2020, the Funds declared dividends from net investment income of:
	Class	Per Share Amount	Payable Date	Record Date
Corporate Debt	P	$0.0367	May 1, 2020	Daily
Hard Currency Debt	A	$0.0279	May 1, 2020	Daily
	I	$0.0300	May 1, 2020	Daily
	P	$0.0351	May 1, 2020	Daily
	W	$0.0297	May 1, 2020	Daily
Local Currency Debt	P	$0.0234	May 1, 2020	Daily
Securitized Credit	A	$0.0308	May 1, 2020	Daily
	I	$0.0331	May 1, 2020	Daily
	P	$0.0378	May 1, 2020	Daily
	W	$0.0326	May 1, 2020	Daily
Line of Credit renewal: Effective May 15, 2020, the funds to which the Credit Agreement is available have entered into a renewed Credit Agreement with BNY for an aggregate amount of  $400,000,000 and will continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. The Board approved this renewal on May 14, 2020.
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2020

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.1%
	Argentina: 1.1%
500,000 (1)(2)	Arcor SAIC, 6.000%, 07/06/2023	$371,130	0.4
1,100,000 (2)	YPF SA, 8.500%, 06/27/2029	581,397	0.7
		952,527	1.1
	Brazil: 11.1%
900,000 (2)	Banco BTG Pactual SA/ Cayman Islands, 4.500%, 01/10/2025	792,000	0.9
750,000 (2)	Banco do Brasil SA/Cayman, 4.625%, 01/15/2025	731,437	0.8
600,000 (2)	Banco Safra SA/Cayman Islands, 4.125%, 02/08/2023	582,003	0.7
500,000 (2)	Banco Votorantim SA, 4.500%, 09/24/2024	451,505	0.5
550,000 (2)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	430,100	0.5
1,040,000 (2)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	925,080	1.0
500,000 (2)	Itau Unibanco Holding SA/Cayman Island, 3.250%, 01/24/2025	468,600	0.5
1,125,000 (2)(3)	Itau Unibanco Holding SA/Cayman Island, 4.625%, 12/31/2099	923,063	1.0
400,000	Itau Unibanco Holding SA/Cayman Island, 5.500%, 08/06/2022	405,374	0.5
700,000 (2)	Klabin Finance SA, 4.875%, 09/19/2027	643,948	0.7
300,000 (2)	Minerva Luxembourg SA, 5.875%, 01/19/2028	265,185	0.3
500,000 (2)	Minerva Luxembourg SA, 6.500%, 09/20/2026	459,479	0.5
250,000	Petrobras Global Finance BV, 5.750%, 02/01/2029	237,138	0.3
750,000	Petrobras Global Finance BV, 7.375%, 01/17/2027	771,037	0.8
750,000 (2)	St Marys Cement, Inc. Canada, 5.750%, 01/28/2027	719,664	0.8
300,000 (2)	Suzano Austria GmbH, 7.000%, 03/16/2047	285,563	0.3
1,000,000	Other Securities	942,336	1.0
		10,033,512	11.1
	Chile: 5.0%
275,000 (2)(3)	AES Gener SA, 7.125%, 03/26/2079	216,735	0.2
1,000,000	C&W Senior Financing DAC, 6.875%, 09/15/2027	869,468	1.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Chile (continued)
600,000 (2)	Celulosa Arauco y Constitucion SA, 4.200%, 01/29/2030	$517,830	0.6
875,000	Celulosa Arauco y Constitucion SA, 3.875%-5.500%, 11/02/2027-11/02/2047	747,027	0.8
675,000 (2)	Colbun SA, 3.950%, 10/11/2027	650,616	0.7
750,000 (2)	SACI Falabella, 3.750%, 10/30/2027	645,020	0.7
950,000	Other Securities	922,259	1.0
		4,568,955	5.0
	China: 7.0%
1,500,000	Bank of China Ltd., 5.000%, 11/13/2024	1,589,831	1.7
1,200,000 (3)	China Construction Bank Corp., 3.875%, 05/13/2025	1,201,164	1.3
1,000,000	CNAC HK Finbridge Co. Ltd., 4.875%, 03/14/2025	1,055,625	1.2
500,000	CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	554,427	0.6
650,000	CNOOC Finance 2015 USA LLC, 3.500%, 05/05/2025	686,691	0.8
950,000 (2)	Tencent Holdings Ltd., 3.595%, 01/19/2028	1,010,955	1.1
350,000	Other Securities	246,750	0.3
		6,345,443	7.0
	Colombia: 7.6%
1,540,000	Ecopetrol SA, 5.375%, 06/26/2026	1,510,035	1.7
250,000	Ecopetrol SA, 5.875%, 05/28/2045	224,079	0.2
2,000,000 (2)	Grupo Aval Ltd, 4.375%, 02/04/2030	1,612,500	1.8
1,025,000 (2)	Millicom International Cellular SA, 5.125%, 01/15/2028	900,506	1.0
700,000	Millicom International Cellular SA, 6.000%, 03/15/2025	682,504	0.8
500,000 (2)	Transportadora de Gas Internacional SA ESP, 5.550%, 11/01/2028	485,021	0.5
1,600,000	Other Securities	1,453,388	1.6
		6,868,033	7.6
	Ghana: 0.2%
600,000	Other Securities	153,194	0.2

	Hong Kong: 0.2%
200,000	Other Securities	187,850	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	India: 5.9%
1,100,000 (2)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	$951,690	1.0
1,000,000 (2)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/2024	980,196	1.1
500,000 (2)	Bharti Airtel Ltd., 4.375%, 06/10/2025	464,417	0.5
2,000,000 (2)	Reliance Industries Ltd., 3.667%, 11/30/2027	1,894,638	2.1
1,000,000 (2)	Vedanta Resources Ltd., 6.375%, 07/30/2022	378,936	0.4
1,100,000 (4)	Other Securities	725,572	0.8
		5,395,449	5.9
	Indonesia: 2.8%
1,200,000 (2)	Pertamina Persero PT, 3.100%, 01/21/2030	1,067,922	1.2
550,000	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	534,687	0.6
1,000,000 (2)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	972,157	1.0
		2,574,766	2.8
	Israel: 4.6%
900,000 (1)	Altice Financing SA, 7.500%, 05/15/2026	880,245	0.9
800,000 (2)(3)	Bank Leumi Le-Israel BM, 3.275%, 01/29/2031	734,000	0.8
500,000	Israel Electric Corp. Ltd., 6.875%, 06/21/2023	550,905	0.6
500,000 (2)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	512,307	0.6
500,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	459,373	0.5
1,250,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,062,406	1.2
		4,199,236	4.6
	Jamaica: 0.4%
350,000 (2)	Digicel Ltd., 6.000%, 04/15/2021	202,545	0.2
263,000	Other Securities	152,198	0.2
		354,743	0.4
	Kazakhstan: 2.1%
1,725,000	KazMunayGas National Co. JSC, 4.750%, 04/19/2027	1,660,851	1.8
275,000 (2)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	275,085	0.3
		1,935,936	2.1
	Kuwait: 1.0%
1,000,000	Equate Petrochemical BV, 4.250%, 11/03/2026	949,375	1.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Malaysia: 1.1%
1,000,000	Petronas Capital Ltd., 3.500%, 03/18/2025	$1,019,195	1.1

	Mexico: 5.9%
950,000 (2)	Alpek SAB de CV, 4.250%, 09/18/2029	779,732	0.9
500,000 (2)(3)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	381,880	0.4
162,000	Cemex Finance LLC, 6.000%, 04/01/2024	140,945	0.2
250,000	Cemex SAB de CV, 5.700%, 01/11/2025	213,120	0.2
600,000 (2)	Cemex SAB de CV, 5.700%, 01/11/2025	511,488	0.6
500,000 (2)	Cemex SAB de CV, 7.750%, 04/16/2026	450,280	0.5
500,000 (2)(3)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	471,100	0.5
680,000 (2)	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	597,409	0.7
1,000,000 (2)	Petroleos Mexicanos, 6.950%, 01/28/2060	678,450	0.7
625,000 (2)	Sigma Finance Netherlands BV, 4.875%, 03/27/2028	602,473	0.7
500,000	Other Securities	498,920	0.5
		5,325,797	5.9
	Morocco: 2.0%
750,000	OCP SA, 5.625%, 04/25/2024	746,719	0.9
500,000	OCP SA, 6.875%, 04/25/2044	548,750	0.6
500,000 (2)	OCP SA, 4.500%, 10/22/2025	474,414	0.5
		1,769,883	2.0
	Peru: 4.4%
750,000 (3)	Banco de Credito del Peru/Panama, 6.125%, 04/24/2027	774,782	0.8
500,000 (3)	Banco de Credito del Peru/Panama, 6.875%, 09/16/2026	504,276	0.6
500,000 (2)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	443,564	0.5
500,000 (2)	Kallpa Generacion SA, 4.125%, 08/16/2027	453,526	0.5
775,000	Southern Copper Corp., 5.250%-6.750%, 04/16/2040-04/23/2045	838,770	0.9
1,050,000	Other Securities	957,434	1.1
		3,972,352	4.4

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Philippines: 1.0%
750,000	Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024	$880,761	1.0

	Russia: 8.6%
1,000,000 (2)(3)	Alfa Bank AO Via Alfa Bond Issuance PLC, 5.950%, 04/15/2030	859,250	1.0
550,000 (3)	Alfa Bank AO Via Alfa Bond Issuance PLC, 6.950%, 12/31/2199	474,488	0.5
550,000 (2)	ALROSA Finance SA, 4.650%, 04/09/2024	556,187	0.6
750,000 (2)	Evraz PLC, 5.250%, 04/02/2024	762,371	0.8
800,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	833,072	0.9
250,000 (2)	Novolipetsk Steel via Steel Funding DAC, 4.000%, 09/21/2024	248,841	0.3
550,000 (2)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	529,543	0.6
500,000 (2)(3)	Sovcombank Via SovCom Capital DAC, 7.750%, 12/31/2199	396,710	0.4
1,000,000 (2)	VEON Holdings BV, 4.000%, 04/09/2025	953,750	1.1
1,000,000	VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/2022	1,000,731	1.1
1,150,000	Other Securities	1,172,107	1.3
		7,787,050	8.6
	Saudi Arabia: 1.7%
900,000 (2)	SABIC Capital II BV, 4.500%, 10/10/2028	941,917	1.0
600,000	Other Securities	597,060	0.7
		1,538,977	1.7
	Singapore: 1.7%
1,100,000 (2)	Medco Bell Pte Ltd, 6.375%, 01/30/2027	651,743	0.7
900,000	Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/2024	928,068	1.0
		1,579,811	1.7
	South Africa: 2.3%
1,000,000	AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022	960,919	1.1
400,000	AngloGold Ashanti Holdings PLC, 6.500%, 04/15/2040	357,318	0.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	South Africa (continued)
775,000 (2)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	$735,278	0.8
		2,053,515	2.3
	South Korea: 2.8%
550,000 (2)(3)	Kookmin Bank, 4.350%, 12/31/2199	529,104	0.6
1,925,000 (2)	Woori Bank Co. Ltd., 4.750%, 04/30/2024	2,050,792	2.2
		2,579,896	2.8
	Thailand: 2.0%
775,000 (2)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	852,861	0.9
1,000,000 (2)	PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059	967,590	1.1
		1,820,451	2.0
	Turkey: 4.8%
475,000 (2)	QNB Finansbank AS, 6.875%, 09/07/2024	440,653	0.5
550,000 (2)	Turk Telekomunikasyon AS, 6.875%, 02/28/2025	520,960	0.6
750,000	Turkiye Garanti Bankasi AS, 5.875%, 03/16/2023	698,748	0.8
800,000 (2)	Turkiye Sinai Kalkinma Bankasi AS, 6.000%, 01/23/2025	691,160	0.7
700,000 (2)	Turkiye Sise ve Cam Fabrikalari AS, 6.950%, 03/14/2026	640,739	0.7
1,050,000 (2)	Turkiye Vakiflar Bankasi TAO, 5.250%, 02/05/2025	884,940	1.0
550,000	Other Securities	489,390	0.5
		4,366,590	4.8
	United Arab Emirates: 6.1%
1,000,000 (2)	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/2026	1,009,605	1.1
1,050,000 (3)	First Abu Dhabi Bank PJSC, 5.250%, 12/31/2199	974,946	1.1
750,000 (2)	MHP Lux SA, 6.250%, 09/19/2029	592,500	0.7
1,400,000 (2)(3)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,323,000	1.5
1,770,000	Other Securities	1,587,321	1.7
		5,487,372	6.1
	Zambia: 0.7%
750,000 (2)	First Quantum Minerals Ltd., 7.250%, 04/01/2023	646,879	0.7
	Total Corporate Bonds/Notes (Cost $93,248,420)	85,347,548	94.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: 2.6%
	Egypt: 1.0%
1,000,000 (2)	Egypt Government International Bond, 7.600%, 03/01/2029	$898,720	1.0

	Ghana: 0.4%
550,000 (2)	Ghana Government International Bond, 6.375%, 02/11/2027	405,625	0.4

	Indonesia: 0.6%
500,000	Other Securities	515,476	0.6

	Nigeria: 0.3%
400,000	Other Securities	279,933	0.3

	Turkey: 0.3%
300,000	Other Securities	276,262	0.3
	Total Sovereign Bonds (Cost $2,769,686)	2,376,016	2.6
	Total Long-Term Investments (Cost $96,018,106)	87,723,564	96.7
SHORT-TERM INVESTMENTS: 2.4%
	Repurchase Agreements: 0.7%
593,917 (5)	Royal Bank of Canada (NY), Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $593,917, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $605,795, due 08/01/23-06/01/51) (Cost $593,917)	593,917	0.7
Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.7%
1,559,000	(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.340% (Cost $1,559,000)	1,559,000	1.7
		Total Short-Term Investments (Cost $2,152,917)	2,152,917	2.4

Shares		Value	Percentage of Net Assets
	Total Investments in Securities (Cost $98,171,023)	$89,876,481	99.1
	Assets in Excess of Other Liabilities	824,576	0.9
	Net Assets	$90,701,057	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Variable rate security. Rate shown is the rate in effect as of March 31, 2020.

(4)
The grouping contains securities on loan.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of March 31, 2020.

Sector Diversification	Percentage of Net Assets
Financial	31.9%
Basic Materials	18.3
Energy	15.6
Communications	9.4
Utilities	7.8
Consumer, Non-cyclical	6.8
Industrial	2.9
Sovereign Bonds	2.6
Consumer, Cyclical	1.4
Short-Term Investments	2.4
Assets in Excess of Other Liabilities	0.9
Net Assets	100.0%

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2020 (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$85,347,548	$—	$85,347,548
Sovereign Bonds	—	2,376,016	—	2,376,016
Short-Term Investments	1,559,000	593,917	—	2,152,917
Total Investments, at fair value	$1,559,000	$88,317,481	$—	$89,876,481
Other Financial Instruments+
Futures	492,673	—	—	492,673
Total Assets	$2,051,673	$88,317,481	$—	$90,369,154
Liabilities Table
Other Financial Instruments+
Futures	$(704,014)	$—	$—	$(704,014)
Total Liabilities	$(704,014)	$—	$—	$(704,014)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2020, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	47	06/30/20	$10,357,992	$158,014
U.S. Treasury 5-Year Note	36	06/30/20	4,512,938	147,869
U.S. Treasury Ultra Long Bond	10	06/19/20	2,218,750	186,790
			$17,089,680	$492,673
Short Contracts:
U.S. Treasury 10-Year Note	(65)	06/19/20	(9,014,687)	(374,903)
U.S. Treasury Long Bond	(6)	06/19/20	(1,074,375)	(80,028)
U.S. Treasury Ultra 10-Year Note	(30)	06/19/20	(4,680,938)	(249,083)
			$(14,770,000)	$(704,014)
See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2020 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$492,673
Total Asset Derivatives		$492,673
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$704,014
Total Liability Derivatives		$704,014

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(643,898)
Total	$(643,898)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(120,329)
Total	$(120,329)
At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:
Cost for federal income tax purposes was $97,968,024.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,379,739
Gross Unrealized Depreciation	(9,682,622)
Net Unrealized Depreciation	$(8,302,883)
See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2020

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 32.3%
	Brazil: 4.1%
600,000 (1)	Banco BTG Pactual SA/ Cayman Islands, 4.500%, 01/10/2025	$528,000	0.4
500,000 (1)	Banco do Brasil SA/ Cayman, 4.625%, 01/15/2025	487,625	0.3
250,000 (1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	195,500	0.1
1,590,000 (1)(2)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	1,414,305	0.9
250,000 (1)	Itau Unibanco Holding SA/Cayman Island, 3.250%, 01/24/2025	234,300	0.2
1,250,000	Petrobras Global Finance BV, 5.750%, 02/01/2029	1,185,687	0.8
1,000,000	Petrobras Global Finance BV, 7.375%, 01/17/2027	1,028,050	0.7
1,000,000	Petrobras Global Finance BV, 8.750%, 05/23/2026	1,085,050	0.7
		6,158,517	4.1
	Chile: 3.8%
750,000 (1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	638,282	0.4
1,200,000 (1)	Celulosa Arauco y Constitucion SA, 5.500%, 04/30/2049	960,366	0.7
1,150,000 (1)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	1,106,895	0.8
750,000 (1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	754,574	0.5
2,000,000 (1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	1,878,632	1.3
300,000 (1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	239,523	0.1
		5,578,272	3.8
	China: 2.2%
1,700,000	CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	1,885,051	1.3
1,300,000 (1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	1,383,413	0.9
		3,268,464	2.2
	Colombia: 1.3%
1,250,000 (1)	Grupo Aval Ltd, 4.375%, 02/04/2030	1,007,812	0.7
1,000,000	Other Securities	899,760	0.6
		1,907,572	1.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Georgia: 0.6%
1,000,000 (1)	Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/2021	$969,620	0.6

	India: 0.3%
500,000 (1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	432,587	0.3

	Indonesia: 4.1%
1,250,000	Pertamina Persero PT, 5.625%, 05/20/2043	1,274,833	0.8
750,000 (1)	Pertamina Persero PT, 3.100%, 01/21/2030	667,451	0.5
1,000,000 (1)	Pertamina Persero PT, 3.650%, 07/30/2029	929,975	0.6
750,000	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	729,118	0.5
2,000,000 (1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,944,315	1.3
500,000 (1)	Perusahaan Listrik Negara PT, 6.250%, 01/25/2049	547,653	0.4
		6,093,345	4.1
	Kazakhstan: 2.0%
1,500,000 (1)	KazMunayGas National Co. JSC, 6.375%, 10/24/2048	1,491,750	1.0
1,500,000	KazMunayGas National Co. JSC, 4.750%-5.750%, 04/19/2027-04/19/2047	1,462,016	1.0
		2,953,766	2.0
	Mexico: 4.1%
500,000 (1)(3)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	381,880	0.3
2,000,000 (1)	Petroleos Mexicanos, 6.950%, 01/28/2060	1,356,900	0.9
1,000,000 (1)	Banco Nacional de Comercio Exterior SNC/ Cayman Islands, 4.375%, 10/14/2025	933,745	0.6
1,500,000	Petroleos Mexicanos, 6.875%, 08/04/2026	1,152,814	0.8
3,200,000	Petroleos Mexicanos, 4.500%-6.750%, 01/23/2026-09/21/2047	2,268,258	1.5
		6,093,597	4.1
	Panama: 1.8%
1,000,000 (1)	Autoridad del Canal de Panama, 4.950%, 07/29/2035	1,155,305	0.8

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Panama (continued)
1,500,000 (1)	Empresa de Transmision Electrica SA, 5.125%, 05/02/2049	$1,530,457	1.0
		2,685,762	1.8
	Peru: 2.3%
500,000 (1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	443,564	0.3
500,000 (1)	Kallpa Generacion SA, 4.125%, 08/16/2027	453,526	0.3
250,000	Petroleos del Peru SA, 4.750%, 06/19/2032	229,638	0.2
1,000,000 (1)	Petroleos del Peru SA, 5.625%, 06/19/2047	911,356	0.6
1,500,000	Other Securities	1,405,031	0.9
		3,443,115	2.3
	Russia: 2.7%
650,000 (1)(3)	Alfa Bank AO Via Alfa Bond Issuance PLC, 5.950%, 04/15/2030	558,512	0.4
700,000 (1)	Evraz PLC, 5.250%, 04/02/2024	711,546	0.5
300,000 (1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	288,842	0.2
650,000 (1)	VEON Holdings BV, 4.000%, 04/09/2025	619,938	0.4
1,700,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	1,770,278	1.2
		3,949,116	2.7
	Saudi Arabia: 0.9%
1,250,000 (1)	SABIC Capital II BV, 4.500%, 10/10/2028	1,308,218	0.9

	Singapore: 0.4%
975,000 (1)	Medco Bell Pte Ltd, 6.375%, 01/30/2027	577,682	0.4

	South Africa: 0.6%
1,000,000 (1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	857,000	0.6

	United Arab Emirates: 1.0%
475,000 (1)	MHP Lux SA, 6.250%, 09/19/2029	375,250	0.2
600,000 (1)(3)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	567,000	0.4
750,000	Other Securities	632,250	0.4
		1,574,500	1.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Venezuela: 0.1%
2,750,000 (4)(5)	Petroleos de Venezuela SA, 9.000%-9.750%, 11/17/2021-05/17/2035	$165,000	0.1
	Total Corporate Bonds/Notes (Cost $54,098,789)	48,016,133	32.4
SOVEREIGN BONDS: 63.8%
	Angola: 0.4%
1,250,000 (1)(2)	Angolan Government International Bond, 8.000%-9.500%, 11/12/2025-11/26/2029	528,560	0.4

	Argentina: 1.5%
7,701,019 (2)	Argentine Republic Government International Bond, 6.625%-8.280%, 04/22/2026-07/06/2036	2,163,189	1.5

	Azerbaijan: 0.3%
500,000	Other Securities	489,844	0.3

	Belarus: 0.4%
700,000	Other Securities	640,340	0.4

	Brazil: 1.2%
1,750,000	Brazilian Government International Bond, 2.625%, 01/05/2023	1,769,250	1.2

	Colombia: 3.2%
1,750,000	Colombia Government International Bond, 5.000%, 06/15/2045	1,811,250	1.2
1,000,000	Colombia Government International Bond, 5.200%, 05/15/2049	1,057,470	0.7
1,200,000	Colombia Government International Bond, 6.125%-8.125%, 05/21/2024-01/18/2041	1,391,652	1.0
500,000	Colombia Government International Bond, 3.000%, 01/30/2030	458,000	0.3
		4,718,372	3.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Costa Rica: 1.5%
1,100,000 (1)	Costa Rica Government International Bond, 4.250%, 01/26/2023	$991,369	0.7
1,500,000	Costa Rica Government International Bond, 6.125%, 02/19/2031	1,274,250	0.8
		2,265,619	1.5
	Croatia: 0.7%
1,000,000	Croatia Government International Bond, 5.500%, 04/04/2023	1,051,040	0.7

	Dominican Republic: 5.1%
2,000,000	Dominican Republic International Bond, 5.875%, 01/30/2060	1,705,000	1.1
750,000	Dominican Republic International Bond, 5.875%, 04/18/2024	745,309	0.5
1,500,000	Dominican Republic International Bond, 6.000%, 07/19/2028	1,434,589	1.0
1,500,000 (1)	Dominican Republic International Bond, 5.500%, 01/27/2025	1,453,117	1.0
750,000 (1)	Dominican Republic International Bond, 6.600%, 01/28/2024	741,566	0.5
1,500,000 (1)	Dominican Republic International Bond, 6.875%, 01/29/2026	1,505,314	1.0
		7,584,895	5.1
	Ecuador: 0.7%
500,000 (1)(2)	Ecuador Government International Bond, 10.750%, 01/31/2029	143,750	0.1
3,150,000 (1)(2)	Ecuador Government International Bond, 7.875%-10.750%, 03/28/2022-01/31/2029	897,863	0.6
		1,041,613	0.7
	Egypt: 3.7%
750,000 (1)(2)	Egypt Government International Bond, 5.875%, 06/11/2025	677,038	0.4
1,100,000 (1)	Egypt Government International Bond, 7.600%, 03/01/2029	988,592	0.7
1,750,000 (1)	Egypt Government International Bond, 8.700%, 03/01/2049	1,461,022	1.0
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Egypt (continued)
2,700,000	Egypt Government International Bond, 4.550%-8.500%, 11/20/2023-01/31/2047	$2,381,126	1.6
		5,507,778	3.7
	El Salvador: 0.6%
1,000,000 (1)	El Salvador Government International Bond, 6.375%, 01/18/2027	883,542	0.6

	Gabon: 0.2%
500,000 (1)	Gabon Government International Bond, 6.625%, 02/06/2031	309,418	0.2

	Ghana: 2.3%
1,750,000	Ghana Government International Bond, 7.875%, 03/26/2027	1,304,319	0.9
2,000,000	Ghana Government International Bond, 7.875%, 02/11/2035	1,418,000	0.9
1,000,000	Ghana Government International Bond, 8.750%, 03/11/2061	690,000	0.5
		3,412,319	2.3
	Honduras: 0.3%
500,000	Other Securities	439,276	0.3

	Hungary: 0.9%
1,000,000	Hungary Government International Bond, 5.375%-7.625%, 02/21/2023-03/29/2041	1,321,835	0.9

	Indonesia: 3.8%
300,000	Indonesia Government International Bond, 4.750%, 02/11/2029	326,319	0.2
1,250,000	Indonesia Government International Bond, 5.250%, 01/17/2042	1,435,037	1.0
1,250,000	Indonesia Government International Bond, 8.500%, 10/12/2035	1,800,805	1.2
500,000 (1)	Indonesia Government International Bond, 4.125%, 01/15/2025	515,989	0.4

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Indonesia (continued)
1,500,000 (1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	$1,508,685	1.0
		5,586,835	3.8
	Ivory Coast: 0.9%
1,496,250 (3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,356,146	0.9

	Jamaica: 1.8%
2,000,000	Jamaica Government International Bond, 7.875%, 07/28/2045	2,160,630	1.4
500,000	Jamaica Government International Bond, 8.000%, 03/15/2039	550,157	0.4
		2,710,787	1.8
	Kazakhstan: 1.8%
2,000,000 (1)	Kazakhstan Government International Bond, 6.500%, 07/21/2045	2,628,960	1.8

	Kenya: 1.0%
500,000 (1)	Kenya Government International Bond, 6.875%, 06/24/2024	478,537	0.3
1,100,000	Kenya Government International Bond, 7.250%-8.000%, 02/28/2028-05/22/2032	1,024,032	0.7
		1,502,569	1.0
	Lebanon: 0.5%
4,000,000 (6)	Other Securities	770,480	0.5

	Mexico: 1.8%
2,690,000	Mexico Government International Bond, 3.250%-4.500%, 04/22/2029-01/15/2047	2,645,303	1.8

	Morocco: 1.2%
1,500,000	Morocco Government International Bond, 4.250%, 12/11/2022	1,493,278	1.0
250,000 (1)	Morocco Government International Bond, 5.500%, 12/11/2042	266,638	0.2
		1,759,916	1.2
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Namibia: 0.3%
500,000	Other Securities	$482,948	0.3

	Nigeria: 1.0%
2,050,000	Nigeria Government International Bond, 6.500%-7.875%, 11/28/2027-02/23/2038	1,430,734	1.0

	Oman: 1.0%
800,000	Oman Government International Bond, 6.000%, 08/01/2029	577,468	0.4
500,000 (1)	Oman Government International Bond, 5.375%, 03/08/2027	360,584	0.3
750,000 (1)	Oman Government International Bond, 6.500%, 03/08/2047	494,138	0.3
		1,432,190	1.0
	Pakistan: 0.3%
500,000	Other Securities	479,672	0.3

	Panama: 3.0%
500,000	Panama Government International Bond, 3.875%, 03/17/2028	540,630	0.4
1,000,000	Panama Government International Bond, 4.500%, 04/16/2050	1,109,065	0.7
1,250,000	Panama Government International Bond, 6.700%, 01/26/2036	1,617,581	1.1
800,000	Panama Government International Bond, 9.375%, 04/01/2029	1,140,842	0.8
		4,408,118	3.0
	Paraguay: 1.5%
2,150,000	Paraguay Government International Bond, 4.625%-5.600%, 01/25/2023-03/13/2048	2,208,522	1.5

	Peru: 0.9%
861,000	Peruvian Government International Bond, 5.625%, 11/18/2050	1,291,763	0.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Philippines: 1.6%
750,000	Philippine Government International Bond, 6.375%, 01/15/2032	$977,349	0.7
1,000,000	Philippine Government International Bond, 7.750%, 01/14/2031	1,421,334	0.9
		2,398,683	1.6
	Poland: 0.5%
750,000	Other Securities	812,233	0.5

	Qatar: 0.8%
1,000,000 (1)	Qatar Government International Bond, 4.000%-4.817%, 03/14/2029-03/14/2049	1,128,124	0.8

	Romania: 1.1%
500,000 (1)	Romanian Government International Bond, 4.375%, 08/22/2023	518,582	0.3
1,150,000	Romanian Government International Bond, 5.125%-6.750%, 02/07/2022-06/15/2048	1,190,105	0.8
		1,708,687	1.1
	Russia: 3.1%
1,000,000	Russia Government Bond, 5.625%, 04/04/2042	1,221,850	0.8
2,000,000	Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	2,129,000	1.5
1,000,000	Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047	1,214,800	0.8
		4,565,650	3.1
	Senegal: 0.3%
500,000	Other Securities	452,070	0.3

	South Africa: 1.8%
2,000,000	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	1,649,012	1.1
1,300,000	Republic of South Africa Government International Bond, 5.750%-6.300%, 06/22/2048-09/30/2049	1,006,798	0.7
		2,655,810	1.8
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Sri Lanka: 1.4%
750,000	Sri Lanka Government International Bond, 7.550%, 03/28/2030	$427,526	0.3
500,000 (1)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	345,000	0.2
2,000,000 (1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	1,240,000	0.9
		2,012,526	1.4
	Turkey: 4.8%
1,500,000	Turkey Government International Bond, 4.875%, 10/09/2026	1,272,225	0.8
1,250,000	Turkey Government International Bond, 5.600%, 11/14/2024	1,151,092	0.8
1,450,000	Turkey Government International Bond, 7.250%, 12/23/2023	1,422,350	0.9
1,750,000	Turkey Government International Bond, 7.375%, 02/05/2025	1,724,459	1.2
1,800,000	Turkey Government International Bond, 5.125%-7.625%, 02/17/2028-05/11/2047	1,598,912	1.1
		7,169,038	4.8
	Ukraine: 2.5%
441,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2020	433,809	0.3
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2021	334,136	0.3
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2022	329,126	0.2
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2023	325,750	0.2
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2024	320,068	0.2
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2025	316,244	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Ukraine (continued)
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2026	$319,617	0.2
225,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2027	206,955	0.2
1,150,000	Ukraine Government International Bond, 7.375%-9.750%, 11/01/2028-09/25/2032	1,076,711	0.7
		3,662,416	2.5
	Uruguay: 1.7%
1,500,000	Uruguay Government International Bond, 4.375%, 10/27/2027	1,632,829	1.1
750,000	Uruguay Government International Bond, 4.375%-7.625%, 01/23/2031-03/21/2036	970,597	0.6
		2,603,426	1.7
	Venezuela: 0.1%
1,250,000 (6)	Other Securities	125,000	0.1

	Zambia: 0.3%
1,250,000 (1)	Zambia Government International Bond, 8.500%-8.970%, 04/14/2024-07/30/2027	501,741	0.3
	Total Sovereign Bonds (Cost $113,648,156)	94,617,237	63.8
U.S. TREASURY OBLIGATIONS: 0.0%
	U.S. Treasury Bonds: 0.0%
10,000	Other Securities	14,240	0.0

	U.S. Treasury Notes: 0.0%
18,000	Other Securities	18,750	0.0
	Total U.S. Treasury Obligations (Cost $31,852)	32,990	0.0
	Total Long-Term Investments (Cost $167,778,797)	142,596,136	96.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Repurchase Agreements: 1.3%
843,485 (7)	Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $843,485, collateralized by various U.S. Government Agency Obligations, 0.150%-8.500%, Market Value plus accrued interest $860,355, due 04/15/21-09/20/69)	$843,485	0.6
1,000,000 (7)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,020,000, due 07/15/20-02/20/50)	1,000,000	0.7
	Total Repurchase Agreements (Cost $1,843,485)	1,843,485	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
2,092,000 (8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.340% (Cost $2,092,000)	2,092,000	1.4
	Total Short-Term Investments (Cost $3,935,485)	3,935,485	2.7
	Total Investments in Securities (Cost $171,714,282)	$146,601,845	98.9
	Assets in Excess of Other Liabilities	1,665,895	1.1
	Net Assets	$148,267,740	100.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2020 (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
Variable rate security. Rate shown is the rate in effect as of March 31, 2020.

(4)
Defaulted security.

(5)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2020, the Fund held restricted securities with a fair value of  $165,000 or 0.1% of net assets. Please refer to the table below for additional details.

(6)
The grouping contains securities in default.

(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(8)
Rate shown is the 7-day yield as of March 31, 2020.

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	63.8%
Energy	13.9
Basic Materials	5.3
Utilities	5.3
Financial	4.7
Communications	1.3
Consumer, Non-cyclical	1.0
Industrial	0.8
U.S. Treasury Obligations	0.0
Short-Term Investments	2.7
Assets in Excess of Other Liabilities	1.2
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$48,016,133	$—	$48,016,133
Sovereign Bonds	—	94,617,237	—	94,617,237
U.S. Treasury Obligations	—	32,990	—	32,990
Short-Term Investments	2,092,000	1,843,485	—	3,935,485
Total Investments, at fair value	$2,092,000	$144,509,845	$—	$146,601,845
Other Financial Instruments+
Forward Foreign Currency Contracts	—	1,250	—	1,250
Futures	578,223	—	—	578,223
Total Assets	$2,670,223	$144,511,095	$—	$147,181,318
Liabilities Table
Other Financial Instruments+
Futures	$(785,027)	$—	$—	$(785,027)
Total Liabilities	$(785,027)	$—	$—	$(785,027)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2020, Voya Emerging Markets Hard Currency Debt Fund held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Petroleos de Venezuela SA	7/25/2013	$1,396,755	$105,000
Petroleos de Venezuela SA	2/27/2014	807,052	60,000
		$2,203,807	$165,000
See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2020 (continued)

At March 31, 2020, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 44,825	USD 48,310	JPMorgan Chase Bank N.A.	06/05/20	$1,250
				$1,250
At March 31, 2020, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	49	06/30/20	$10,798,758	$159,807
U.S. Treasury 5-Year Note	28	06/30/20	3,510,062	111,939
U.S. Treasury Long Bond	37	06/19/20	6,625,313	260,550
U.S. Treasury Ultra Long Bond	5	06/19/20	1,109,375	45,927
			$22,043,508	$578,223
Short Contracts:
U.S. Treasury 10-Year Note	(40)	06/19/20	(5,547,500)	(235,820)
U.S. Treasury Ultra 10-Year Note	(64)	06/19/20	(9,986,000)	(549,207)
			$(15,533,500)	$(785,027)
Currency Abbreviations
EUR – EU Euro
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,250
Interest rate contracts	Net Assets — Unrealized appreciation*	578,223
Total Asset Derivatives		$579,473
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$785,027
Total Liability Derivatives		$785,027

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$46,136	—	$46,136
Interest rate contracts	—	(605,460)	(605,460)
Total	$46,136	$(605,460)	$(559,324)

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2020 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$1,250	$—	$1,250
Interest rate contracts	—	(72,896)	(72,896)
Total	$1,250	$(72,896)	$(71,646)
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2020:
JPMorgan Chase Bank N.A.
Assets:
Forward foreign currency contracts	$1,250
Total Assets	$1,250
Net OTC derivative instruments by counterparty, at fair value	$1,250
Total collateral pledged by the Fund/(Received from counterparty)	$—
Net Exposure(1)	$1,250

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:
Cost for federal income tax purposes was $171,818,347.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$4,119,391
Gross Unrealized Depreciation	(29,541,446)
Net Unrealized Depreciation	$(25,422,055)
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2020

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: 92.8%
	Brazil: 10.9%
BRL 10,229,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	$2,229,331	2.9
BRL 16,158,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	3,450,903	4.5
BRL 10,350,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2025	2,245,297	3.0
BRL 1,666,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2029	364,650	0.5
		8,290,181	10.9
	Chile: 2.1%
CLP 115,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	147,119	0.2
CLP 1,145,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	1,491,189	1.9
		1,638,308	2.1
	China: 1.0%
CNY 5,380,000	China Government Bond, 3.250%, 11/22/2028	790,723	1.0

	Colombia: 5.3%
COP 8,917,700,000	Colombian TES, 6.000%, 04/28/2028	2,050,443	2.7
COP 2,767,700,000	Colombian TES, 7.000%, 06/30/2032	667,527	0.9
COP 2,265,000,000	Colombian TES, 7.500%, 08/26/2026	571,269	0.7
COP 2,962,200,000	Colombian TES, 7.750%, 09/18/2030	757,555	1.0
		4,046,794	5.3
	Czech Republic: 4.0%
CZK 43,310,000	Czech Republic Government Bond, 1.000%, 06/26/2026	1,733,604	2.3
CZK 7,730,000	Czech Republic Government Bond, 2.000%, 10/13/2033	319,745	0.4
CZK 23,500,000	Czech Republic Government Bond, 2.400%, 09/17/2025	1,001,289	1.3
		3,054,638	4.0
	Dominican Republic: 0.2%
DOP 8,000,000	Dominican Republic International Bond, 8.900%, 02/15/2023	138,068	0.2
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Hungary: 3.3%
HUF 321,900,000	Hungary Government Bond, 2.750%, 12/22/2026	$1,036,248	1.4
HUF 228,890,000	Hungary Government Bond, 3.000%, 06/26/2024	744,830	1.0
HUF 230,000,000	Hungary Government Bond, 3.000%, 10/27/2027	743,175	0.9
		2,524,253	3.3
	Indonesia: 8.4%
IDR 24,459,000,000	Indonesia Treasury Bond, 7.500%, 08/15/2032	1,387,386	1.8
IDR 18,344,000,000	Indonesia Treasury Bond, 7.500%, 05/15/2038	1,023,464	1.3
IDR 11,487,000,000	Indonesia Treasury Bond, 8.250%, 06/15/2032	691,148	0.9
IDR 18,137,000,000	Indonesia Treasury Bond, 8.375%, 03/15/2034	1,105,901	1.5
IDR 16,503,000,000	Indonesia Treasury Bond, 8.375%, 04/15/2039	1,015,091	1.3
IDR 9,481,000,000	Indonesia Treasury Bond, 11.000%, 09/15/2025	667,860	0.9
IDR 8,978,000,000	Indonesia Treasury Bond, 7.000%-8.750%, 05/15/ 2027-05/15/2031	539,685	0.7
		6,430,535	8.4
	Malaysia: 5.3%
MYR 2,608,000	Malaysia Government Bond, 3.899%, 11/16/2027	622,682	0.8
MYR 10,865,000	Malaysia Government Bond, 3.955%, 09/15/2025	2,617,029	3.5
MYR 3,164,000	Malaysia Government Bond, 3.828%-4.762%, 07/05/ 2034-04/07/2037	773,568	1.0
		4,013,279	5.3
	Mexico: 10.6%
MXN 65,182,200	Mexican Bonos, 6.500%, 06/09/2022	2,755,773	3.6
MXN 12,170,000	Mexican Bonos, 7.500%, 06/03/2027	521,921	0.7
MXN 37,912,700	Mexican Bonos, 7.750%, 05/29/2031	1,640,255	2.2
MXN 26,101,000	Mexican Bonos, 8.500%, 11/18/2038	1,163,793	1.5
MXN 18,220,000	Mexican Bonos, 10.000%, 11/20/2036	934,629	1.2
MXN 25,710,000	Mexican Bonos, 7.750%, 11/13/2042	1,060,003	1.4
		8,076,374	10.6

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Peru: 5.1%
PEN 3,710,000	Peru Government Bond, 6.350%, 08/12/2028	$1,203,057	1.6
PEN 372,000	Peru Government Bond, 6.850%, 02/12/2042	122,379	0.2
PEN 2,821,000	Peru Government Bond, 6.900%, 08/12/2037	949,538	1.2
PEN 1,500,000 (1)	Peru Government Bond, 5.400%, 08/12/2034	437,025	0.6
PEN 3,729,000 (1)	Peru Government Bond, 6.150%, 08/12/2032	1,169,412	1.5
		3,881,411	5.1
	Philippines: 0.3%
PHP 10,000,000	Philippine Government International Bond, 6.250%, 01/14/2036	215,588	0.3

	Poland: 5.3%
PLN 6,749,000	Republic of Poland Government Bond, 2.500%, 07/25/2026	1,733,350	2.3
PLN 8,868,000	Republic of Poland Government Bond, 2.750%, 04/25/2028	2,307,364	3.0
		4,040,714	5.3
	Romania: 3.3%
RON 3,370,000	Romania Government Bond, 3.250%, 04/29/2024	749,251	1.0
RON 3,065,000	Romania Government Bond, 4.850%, 04/22/2026	722,409	1.0
RON 4,365,000	Romania Government Bond, 5.000%, 02/12/2029	1,007,765	1.3
		2,479,425	3.3
	Russia: 8.9%
RUB 156,256,000	Russian Federal Bond - OFZ, 7.250%, 05/10/2034	2,080,200	2.7
RUB 77,670,000	Russian Federal Bond - OFZ, 7.500%, 08/18/2021	1,008,998	1.3
RUB 102,964,000	Russian Federal Bond - OFZ, 7.750%, 09/16/2026	1,394,642	1.9
RUB 168,800,000	Russian Federal Bond - OFZ, 7.950%, 10/07/2026	2,308,997	3.0
		6,792,837	8.9
	South Africa: 5.1%
ZAR 22	Republic of South Africa Government Bond, 6.250%, 03/31/2036	1	0.0
ZAR 65,035,000	Republic of South Africa Government Bond, 8.500%, 01/31/2037	2,753,832	3.6
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	South Africa (continued)
ZAR 25,448,000	Republic of South Africa Government Bond, 9.000%, 01/31/2040	$1,120,141	1.5
		3,873,974	5.1
	South Korea: 1.3%
IDR 15,800,000,000	Export-Import Bank of Korea, 7.250%, 12/07/2024	953,421	1.3

	Thailand: 7.6%
THB 21,590,000	Thailand Government Bond, 2.875%, 12/17/2028	734,407	0.9
THB 44,790,000	Thailand Government Bond, 3.400%, 06/17/2036	1,677,195	2.2
THB 5,688,000	Thailand Government Bond, 3.650%, 06/20/2031	205,723	0.3
THB 64,354,000	Thailand Government Bond, 3.775%, 06/25/2032	2,415,729	3.2
THB 19,669,000	Thailand Government Bond, 4.875%, 06/22/2029	773,061	1.0
		5,806,115	7.6
	Turkey: 3.7%
TRY 8,188,000	Turkey Government Bond, 8.000%, 03/12/2025	1,023,926	1.3
TRY 4,885,000	Turkey Government Bond, 10.400%, 03/20/2024	685,484	0.9
TRY 7,833,000	Turkey Government Bond, 9.500%-12.200%, 01/12/ 2022-08/11/2027	1,116,159	1.5
		2,825,569	3.7
	Uruguay: 1.1%
UYU 34,962,000	Uruguay Government International Bond, 8.500%, 03/15/2028	653,932	0.8
UYU 10,000,000	Uruguay Government International Bond, 9.875%, 06/20/2022	216,028	0.3
		869,960	1.1
	Total Sovereign Bonds (Cost $85,149,360)	70,742,167	92.8
SUPRANATIONAL BONDS: 1.7%
	Supranational: 1.3%
PLN 2,402,000	European Investment Bank, 3.000%, 05/24/2024	624,663	0.8
ZAR 6,900,000	European Investment Bank, 8.125%, 12/21/2026	402,280	0.5
		1,026,943	1.3

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
SUPRANATIONAL BONDS (continued)
	Turkey: 0.4%
TRY 2,000,000	European Investment Bank, 9.125%, 10/07/2020	$294,661	0.4
	Total Supranational Bonds (Cost $1,654,998)	1,321,604	1.7
	Total Long-Term Investments (Cost $86,804,358)	72,063,771	94.5

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
	Mutual Funds: 4.4%
3,363,000 (2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.340% (Cost $3,363,000)	3,363,000	4.4
	Total Short-Term Investments (Cost $3,363,000)	3,363,000	4.4
	Total Investments in Securities (Cost $90,167,358)	$75,426,771	98.9
	Assets in Excess of Other Liabilities	840,679	1.1
	Net Assets	$76,267,450	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Rate shown is the 7-day yield as of March 31, 2020.

Currency Abbreviations:
BRL
Brazilian Real

CLP
Chilean Peso

CNY
Chinese Yuan

COP
Colombian Peso

CZK
Czech Koruna

DOP
Dominican Peso

HUF
Hungarian Forint

IDR
Indonesian Rupiah

MXN
Mexican Peso

MYR
Malaysian Ringgit

PEN
Peruvian Nuevo Sol

PHP
Philippine Peso

PLN
Polish Zloty

RON
Romanian New Leu

RUB
Russian Ruble

THB
Thai Baht

TRY
Turkish New Lira

UYU
Uruguayan Peso Uruguayo

ZAR
South African Rand

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	92.8%
Supranational Bonds	1.7
Short-Term Investments	4.4
Assets in Excess of Other Liabilities	1.1
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Sovereign Bonds	$—	$70,742,167	$—	$70,742,167
Supranational Bonds	—	1,321,604	—	1,321,604
Short-Term Investments	3,363,000	—	—	3,363,000
Total Investments, at fair value	$3,363,000	$72,063,771	$—	$75,426,771

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2020 (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Other Financial Instruments+
Centrally Cleared Swaps	—	65,335	—	65,335
Forward Foreign Currency Contracts	—	4,732,501	—	4,732,501
Futures	49,344	—	—	49,344
OTC Swaps	—	30,837	—	30,837
Total Assets	$3,412,344	$76,892,444	$—	$80,304,788
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(38,763)	$—	$(38,763)
Forward Foreign Currency Contracts	—	(4,983,143)	—	(4,983,143)
Futures	(43,994)	—	—	(43,994)
Total Liabilities	$(43,994)	$(5,021,906)	$—	$(5,065,900)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2020, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB 15,705,640	USD 216,019	Bank of America N.A.	05/15/20	$(16,122)
HUF 553,021,121	USD 1,818,555	Bank of America N.A.	05/15/20	(125,925)
USD 454,207	RUB 29,393,412	Bank of America N.A.	05/15/20	80,096
MXN 4,816,117	USD 216,019	Bank of America N.A.	05/15/20	(14,318)
MXN 4,591,868	USD 212,113	Bank of America N.A.	05/15/20	(19,804)
RUB 15,661,226	USD 216,019	Bank of America N.A.	05/15/20	(16,687)
RUB 15,650,425	USD 216,019	Bank of America N.A.	05/15/20	(16,825)
RUB 15,700,067	USD 216,019	Bank of America N.A.	05/15/20	(16,193)
RUB 15,699,505	USD 216,019	Bank of America N.A.	05/15/20	(16,200)
RON 64,484	USD 14,607	Barclays Bank PLC	05/15/20	55
IDR 3,033,860,340	USD 220,353	Barclays Bank PLC	05/15/20	(35,421)
USD 1,864,289	MYR 7,683,667	Barclays Bank PLC	05/15/20	83,288
ILS 12,325	USD 3,583	Barclays Bank PLC	05/15/20	(96)
MXN 4,776,862	USD 222,409	Barclays Bank PLC	05/15/20	(22,352)
USD 685,898	MXN 13,047,837	Barclays Bank PLC	05/15/20	139,450
HUF 445,027,885	USD 1,456,702	Barclays Bank PLC	05/15/20	(94,607)
MYR 9,003,530	USD 2,205,937	Barclays Bank PLC	05/15/20	(119,004)
MYR 7,515,776	USD 1,810,158	Barclays Bank PLC	05/15/20	(68,073)
MYR 3,932,491	USD 914,533	Barclays Bank PLC	05/15/20	(3,019)
TRY 5,576,516	USD 886,376	Barclays Bank PLC	05/15/20	(53,823)
USD 708,994	RUB 44,888,135	Barclays Bank PLC	05/15/20	137,671
CZK 2,664,847	USD 116,238	Barclays Bank PLC	05/15/20	(8,977)
MXN 4,712,953	USD 222,409	Barclays Bank PLC	05/15/20	(25,029)
ZAR 572,161	USD 38,629	Barclays Bank PLC	05/15/20	(6,842)
THB 45,133,710	USD 1,451,554	BNP Paribas	05/15/20	(76,035)
USD 2,047,578	PHP 104,540,152	BNP Paribas	05/15/20	13,113
CZK 6,901,638	USD 303,051	BNP Paribas	05/15/20	(25,258)
USD 1,457,203	BRL 6,156,648	BNP Paribas	05/15/20	275,840
USD 386,679	IDR 5,343,980,000	BNP Paribas	05/15/20	60,932
PLN 14,751,256	USD 3,800,249	BNP Paribas	05/15/20	(235,360)
USD 176,764	CZK 4,066,464	BNP Paribas	05/15/20	13,087
IDR 2,411,154,748	USD 164,365	BNP Paribas	05/15/20	(17,390)
IDR 19,133,208,220	USD 1,312,439	BNP Paribas	05/15/20	(146,155)
USD 442,521	PLN 1,677,930	BNP Paribas	05/15/20	37,021
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2020 (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR 1,290,951,902	USD 90,019	BNP Paribas	05/15/20	(11,327)
USD 91	KRW 107,306	BNP Paribas	05/15/20	3
ZAR 11,717,641	USD 780,745	BNP Paribas	05/15/20	(129,753)
USD 48,399	RON 209,977	BNP Paribas	05/15/20	656
USD 302,829	MXN 5,804,953	BNP Paribas	05/15/20	59,715
THB 2,656,497	USD 85,034	BNP Paribas	05/15/20	(4,073)
USD 825,818	HUF 254,457,510	BNP Paribas	05/15/20	47,001
RUB 43,729,479	USD 683,299	BNP Paribas	05/15/20	(126,722)
TRY 105,266	USD 16,441	BNP Paribas	05/15/20	(725)
RUB 16,041,420	USD 212,113	BNP Paribas	05/15/20	(7,942)
MXN 4,651,528	USD 212,113	BNP Paribas	05/15/20	(17,305)
USD 275,467	CZK 6,844,694	BNP Paribas	05/15/20	(34)
ZAR 9,280,339	USD 621,450	BNP Paribas	05/15/20	(105,866)
MXN 4,636,694	USD 212,113	BNP Paribas	05/15/20	(17,926)
RON 218,250	USD 50,331	Citibank N.A.	05/15/20	(707)
USD 40,058	PLN 155,725	Citibank N.A.	05/15/20	2,425
CLP 354,230,800	USD 424,000	Citibank N.A.	05/15/20	(9,631)
MXN 4,816,490	USD 223,878	Citibank N.A.	05/15/20	(22,162)
CLP 358,909,920	USD 432,000	Citibank N.A.	05/15/20	(12,158)
BRL 1,991,120	USD 464,813	Citibank N.A.	05/15/20	(82,749)
RUB 15,726,594	USD 216,019	Citibank N.A.	05/15/20	(15,855)
USD 246,297	COP 1,005,199,795	Citibank N.A.	05/15/20	(390)
CLP 186,392,087	USD 222,409	Citibank N.A.	05/15/20	(4,373)
CLP 17,453,439	USD 22,168	Citibank N.A.	05/15/20	(1,751)
USD 115,832	TRY 704,983	Citibank N.A.	05/15/20	10,580
USD 2,975,051	MXN 56,634,336	Citibank N.A.	05/15/20	603,184
MXN 4,402,183	USD 179,809	Citibank N.A.	05/15/20	4,556
USD 1,780,097	COP 6,080,261,083	Citibank N.A.	05/15/20	287,934
BRL 1,984,659	USD 464,813	Citibank N.A.	05/15/20	(83,989)
USD 435,977	PLN 1,801,321	Citibank N.A.	05/15/20	658
USD 287,464	RON 1,251,651	Citibank N.A.	05/15/20	2,876
USD 33,550	COP 119,045,381	Citibank N.A.	05/15/20	4,335
PEN 810,000	USD 235,561	Citibank N.A.	05/15/20	11
RON 331,014	USD 75,956	Citibank N.A.	05/15/20	(694)
RUB 43,772,749	USD 683,299	Citibank N.A.	05/15/20	(126,172)
RUB 2,038,157	USD 25,739	Citibank N.A.	05/15/20	202
RUB 29,330,928	USD 453,952	Citibank N.A.	05/15/20	(80,636)
RUB 43,839,712	USD 683,299	Citibank N.A.	05/15/20	(125,319)
BRL 1,435,545	USD 334,314	Citibank N.A.	05/15/20	(58,856)
CZK 42,554,222	USD 1,878,000	Citibank N.A.	05/15/20	(165,180)
BRL 980,473	USD 228,474	Citibank N.A.	05/15/20	(40,337)
ZAR 4,381,506	USD 290,232	Citibank N.A.	05/15/20	(46,810)
RUB 15,711,408	USD 216,019	Citibank N.A.	05/15/20	(16,049)
RUB 15,721,820	USD 216,019	Citibank N.A.	05/15/20	(15,916)
BRL 981,798	USD 228,474	Citibank N.A.	05/15/20	(40,083)
USD 1,100,862	PLN 4,294,000	Citibank N.A.	05/15/20	63,145
USD 3,043,530	PEN 10,208,608	Citibank N.A.	05/15/20	74,566
BRL 980,496	USD 228,474	Citibank N.A.	05/15/20	(40,332)
RUB 15,716,592	USD 216,019	Citibank N.A.	05/15/20	(15,983)
USD 25,480	CLP 20,354,625	Credit Suisse International	05/15/20	1,669
USD 808,892	COP 2,788,905,600	Credit Suisse International	05/15/20	124,464
BRL 979,628	USD 228,474	Credit Suisse International	05/15/20	(40,499)
BRL 977,640	USD 228,474	Credit Suisse International	05/15/20	(40,880)
RUB 15,653,056	USD 216,019	Goldman Sachs International	05/15/20	(16,791)
CLP 4,745,451	USD 5,580	Goldman Sachs International	05/15/20	(29)
TRY 1,264,983	USD 203,501	Goldman Sachs International	05/15/20	(14,644)
RUB 15,590,840	USD 216,019	Goldman Sachs International	05/15/20	(17,583)
RUB 29,675,448	USD 441,973	Goldman Sachs International	05/15/20	(64,272)
RUB 15,984,258	USD 212,113	Goldman Sachs International	05/15/20	(8,670)
RUB 15,550,975	USD 212,113	Goldman Sachs International	05/15/20	(14,185)
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2020 (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP 155,194,517	USD 186,838	Goldman Sachs International	05/15/20	(5,296)
RUB 15,561,011	USD 212,113	Goldman Sachs International	05/15/20	(14,057)
RUB 3,978,529	USD 50,599	Goldman Sachs International	05/15/20	38
CLP 151,248,968	USD 179,809	Goldman Sachs International	05/15/20	(2,882)
RUB 15,627,912	USD 212,113	Goldman Sachs International	05/15/20	(13,205)
BRL 814,057	USD 180,637	Goldman Sachs International	05/15/20	(24,432)
USD 104,018	PEN 357,890	Goldman Sachs International	05/15/20	(67)
USD 141,482	RON 616,670	Goldman Sachs International	05/15/20	1,270
RUB 15,602,919	USD 212,113	Goldman Sachs International	05/15/20	(13,523)
PHP 69,179,352	USD 1,364,000	Goldman Sachs International	05/15/20	(17,695)
RUB 15,720,712	USD 216,019	Goldman Sachs International	05/15/20	(15,930)
MXN 40,844,415	USD 2,136,802	Goldman Sachs International	05/15/20	(426,223)
PEN 517,849	USD 152,933	Goldman Sachs International	05/15/20	(2,328)
USD 297,475	CLP 244,311,718	Goldman Sachs International	05/15/20	11,687
MXN 15,851,726	USD 666,629	Goldman Sachs International	05/15/20	(2,752)
MXN 4,333,714	USD 179,809	Goldman Sachs International	05/15/20	1,689
CLP 413,134,000	USD 521,587	Goldman Sachs International	05/15/20	(38,315)
CLP 187,372,441	USD 222,409	Goldman Sachs International	05/15/20	(3,226)
USD 33,401	RUB 2,158,340	Goldman Sachs International	05/15/20	5,930
USD 685,898	MXN 13,075,596	Goldman Sachs International	05/15/20	138,287
MXN 4,483,690	USD 216,019	Goldman Sachs International	05/15/20	(28,240)
COP 9,586,746,243	USD 2,796,527	Goldman Sachs International	05/15/20	(443,834)
COP 317,395,768	USD 92,127	Goldman Sachs International	05/15/20	(14,235)
COP 2,833,705,017	USD 694,166	Goldman Sachs International	05/15/20	1,256
USD 2,790,200	BRL 12,062,593	Goldman Sachs International	05/15/20	475,581
MXN 17,747,189	USD 929,626	Goldman Sachs International	05/15/20	(186,367)
MXN 4,503,504	USD 216,019	Goldman Sachs International	05/15/20	(27,411)
IDR 1,024,753,500	USD 63,023	Goldman Sachs International	05/15/20	(558)
USD 37,977	HUF 12,449,766	HSBC Bank USA N.A.	05/15/20	(128)
USD 602,617	IDR 8,398,074,693	HSBC Bank USA N.A.	05/15/20	90,704
USD 798,521	CNY 5,664,845	HSBC Bank USA N.A.	05/15/20	(429)
PEN 6,123,664	USD 1,809,517	HSBC Bank USA N.A.	05/15/20	(28,575)
USD 1,363,916	IDR 18,929,790,164	HSBC Bank USA N.A.	05/15/20	210,032
MXN 4,595,839	USD 212,113	HSBC Bank USA N.A.	05/15/20	(19,638)
MXN 4,627,824	USD 212,113	HSBC Bank USA N.A.	05/15/20	(18,298)
IDR 18,962,118,672	USD 1,312,439	HSBC Bank USA N.A.	05/15/20	(156,584)
PHP 69,794,310	USD 1,363,916	HSBC Bank USA N.A.	05/15/20	(5,643)
PHP 100,705,000	USD 1,976,468	HSBC Bank USA N.A.	05/15/20	(16,639)
MXN 3,597,164	USD 181,203	HSBC Bank USA N.A.	05/15/20	(30,553)
IDR 4,856,034,721	USD 295,038	HSBC Bank USA N.A.	05/15/20	966
USD 1,312,439	PHP 66,856,955	HSBC Bank USA N.A.	05/15/20	11,330
USD 994,924	THB 30,988,188	HSBC Bank USA N.A.	05/15/20	50,511
USD 148,794	HUF 45,203,341	HSBC Bank USA N.A.	05/15/20	10,440
USD 1,786,000	HUF 544,970,931	HSBC Bank USA N.A.	05/15/20	118,010
USD 584,727	THB 19,147,233	HSBC Bank USA N.A.	05/15/20	1,185
USD 163,202	THB 5,117,371	HSBC Bank USA N.A.	05/15/20	7,242
USD 1,364,000	IDR 18,795,920,000	HSBC Bank USA N.A.	05/15/20	218,276
USD 410,803	ZAR 6,495,317	HSBC Bank USA N.A.	05/15/20	49,945
USD 56,255	PHP 2,871,553	HSBC Bank USA N.A.	05/15/20	372
USD 15,842	PHP 812,243	HSBC Bank USA N.A.	05/15/20	35
USD 89,069	HUF 27,050,543	HSBC Bank USA N.A.	05/15/20	6,275
USD 4,316	BRL 22,468	JPMorgan Chase Bank N.A.	05/15/20	5
RUB 2,904,858	USD 43,403	JPMorgan Chase Bank N.A.	05/15/20	(6,431)
RUB 29,235,494	USD 453,952	JPMorgan Chase Bank N.A.	05/15/20	(81,851)
USD 124,219	PHP 6,393,821	JPMorgan Chase Bank N.A.	05/15/20	(211)
TRY 5,576,612	USD 886,376	JPMorgan Chase Bank N.A.	05/15/20	(53,809)
TRY 333,053	USD 53,042	JPMorgan Chase Bank N.A.	05/15/20	(3,319)
TRY 581,298	USD 89,933	JPMorgan Chase Bank N.A.	05/15/20	(3,147)
TRY 263,839	USD 39,666	JPMorgan Chase Bank N.A.	05/15/20	(276)
USD 3,472,000	RUB 224,298,075	JPMorgan Chase Bank N.A.	05/15/20	617,197
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2020 (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 204,767	TRY 1,270,026	JPMorgan Chase Bank N.A.	05/15/20	15,157
MXN 4,726,693	USD 212,113	JPMorgan Chase Bank N.A.	05/15/20	(14,157)
CNY 6,114,281	USD 874,959	JPMorgan Chase Bank N.A.	05/15/20	(12,623)
ZAR 1,738,633	USD 114,740	Morgan Stanley Capital Services LLC	05/15/20	(18,147)
USD 351,237	ZAR 6,299,773	Morgan Stanley Capital Services LLC	05/15/20	1,243
ZAR 9,441,718	USD 580,996	Morgan Stanley Capital Services LLC	05/15/20	(56,446)
USD 886,376	CZK 20,310,925	Morgan Stanley Capital Services LLC	05/15/20	68,855
USD 237,604	ZAR 3,736,110	Morgan Stanley Capital Services LLC	05/15/20	30,038
USD 886,376	CZK 20,365,871	Morgan Stanley Capital Services LLC	05/15/20	66,644
USD 341,881	PLN 1,334,392	Morgan Stanley Capital Services LLC	05/15/20	19,403
USD 1,818,555	CZK 41,621,196	Morgan Stanley Capital Services LLC	05/15/20	143,290
USD 990,636	COP 3,388,349,852	Morgan Stanley Capital Services LLC	05/15/20	159,097
THB 56,300,486	USD 1,808,270	Morgan Stanley Capital Services LLC	05/15/20	(92,426)
PLN 3,338,836	USD 810,029	Morgan Stanley Capital Services LLC	05/15/20	(3,144)
CLP 156,119,964	USD 186,838	Morgan Stanley Capital Services LLC	05/15/20	(4,213)
USD 1,810,158	PHP 92,048,344	Standard Chartered Bank	05/15/20	18,797
USD 1,312,439	PHP 66,786,083	Standard Chartered Bank	05/15/20	12,709
RUB 29,393,412	USD 454,639	Standard Chartered Bank	05/15/20	(80,528)
RUB 29,866,549	USD 464,813	Standard Chartered Bank	05/15/20	(84,680)
BRL 1,975,224	USD 464,813	Toronto Dominion Securities	05/15/20	(85,799)
USD 468,128	TRY 2,864,478	Toronto Dominion Securities	05/15/20	40,472
				$(250,642)

At March 31, 2020, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	7	06/30/20	$877,516	$28,752
U.S. Treasury Ultra Long Bond	1	06/19/20	221,875	20,592
			$1,099,391	$49,344
Short Contracts:
U.S. Treasury 10-Year Note	(3)	06/19/20	(416,063)	(18,426)
U.S. Treasury 2-Year Note	(1)	06/30/20	(220,383)	(3,400)
U.S. Treasury Long Bond	(1)	06/19/20	(179,063)	(13,338)
U.S. Treasury Ultra 10-Year Note	(1)	06/19/20	(156,031)	(8,830)
			$(971,540)	$(43,994)
At March 31, 2020, the following centrally cleared interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month PLZ-WIBOR	Semi-Annual	2.660%	Annual	06/27/27	PLN 2,200,000	$62,056	$65,335
Receive	28-day MXN TIIE-BANXICO	Monthly	6.880	Monthly	07/28/22	MXN 33,000,000	(33,952)	(38,763)
							$28,104	$26,572
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2020 (continued)

At March 31, 2020, the following over-the-counter interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Counterparty	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-month ZAR-JIBAR	Quarterly	Barclays Bank PLC	8.280%	Quarterly	09/30/24	ZAR 7,500,000	$30,837	$—	$30,837
								$30,837	$—	$30,837
Currency Abbreviations
BRL –  Brazilian Real
CLP –  Chilean Peso
COP –  Colombian Peso
CNY –  Chinese Yuan
CZK –  Czech Koruna
HUF –  Hungarian Forint
IDR –  Indonesian Rupiah
ILS –  Israeli New Shekel
KRW –  South Korean Won
MXN –  Mexican Peso
MYR –  Malaysian Ringgit
PEN –  Peruvian Nuevo Sol
PHP –  Philippine Peso
PLN –  Polish Zloty
RON –  Romanian New Leu
RUB –  Russian Ruble
THB –  Thai Baht
TRY –  Turkish Lira
USD –  United States Dollar
ZAR –  South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$4,732,501
Interest rate contracts	Net Assets — Unrealized appreciation*	49,344
Interest rate contracts	Net Assets — Unrealized appreciation**	65,335
Interest rate contracts	Unrealized appreciation on OTC swap agreements	30,837
Total Asset Derivatives		$4,878,017
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$4,983,143
Interest rate contracts	Net Assets — Unrealized depreciation*	43,994
Interest rate contracts	Net Assets — Unrealized depreciation**	38,763
Total Liability Derivatives		$5,065,900

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

**
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2020 (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$337,905	$—	$—	$337,905
Interest rate contracts	—	2,744	13,698	16,442
Total	$337,905	$2,744	$13,698	$354,347
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$(329,159)	$—	$—	$(329,159)
Interest rate contracts	—	3,578	(9,368)	(5,790)
Total	$(329,159)	$3,578	$(9,368)	$(334,949)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2020:
	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	Toronto Dominion Securities	Totals
Assets:
Forward foreign currency contracts	$80,096	$360,464	$507,368	$1,054,472	$126,133	$635,738	$775,323	$632,359	$488,570	$31,506	$40,472	$4,732,501
OTC Interest rate swaps	—	30,837	—	—	—	—	—	—	—	—	—	30,837
Total Assets	$80,096	$391,301	$507,368	$1,054,472	$126,133	$635,738	$775,323	$632,359	$488,570	$31,506	$40,472	$4,763,338
Liabilities:
Forward foreign currency contracts	$242,074	$437,243	$921,871	$1,006,132	$81,379	$1,416,750	$276,487	$175,824	$174,376	$165,208	$85,799	$4,983,143
Total Liabilities	$242,074	$437,243	$921,871	$1,006,132	$81,379	$1,416,750	$276,487	$175,824	$174,376	$165,208	$85,799	$4,983,143
Net OTC derivative instruments by counterparty, at fair value	$(161,978)	$(45,942)	$(414,503)	$48,340	$44,754	$(781,012)	$498,836	$456,535	$314,194	$(133,702)	$(45,327)	$(219,805)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$414,503	$(48,340)	$—	$—	$(410,000)	$(456,535)	$—	$—	$—	$(500,372)
Net Exposure(1)(2)	$(161,978)	$(45,942)	$—	$—	$44,754	$(781,012)	$88,836	$—	$314,194	$(133,702)	$(45,327)	$(720,177)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At March 31, 2020, the Fund had pledged $570,000 in cash collateral to BNP Paribas. In addition, the Fund had received $280,000 and $510,000 in cash collateral from Citibank N.A. and JPMorgan Chase Bank N.A., respectively. Excess cash collateral is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2020 (continued)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:
Cost for federal income tax purposes was $89,136,659.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$5,164,888
Gross Unrealized Depreciation	(19,965,018)
Net Unrealized Depreciation	$(14,800,130)
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2020

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 39.8%
856,503 (1)(2)	Agate Bay Mortgage Trust 2014-2 B2, 3.880%, 09/25/2044	$821,884	0.1
1,554,950 (1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.802%, 01/25/2045	1,282,331	0.1
1,575,745 (1)(2)	Agate Bay Mortgage Trust 2015-3 B4, 3.624%, 04/25/2045	1,467,410	0.1
1,304,649 (1)(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.573%, 06/25/2045	1,196,763	0.1
898,512 (1)(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.772%, 12/25/2045	838,302	0.1
646,000 (1)(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.772%, 12/25/2045	491,824	0.1
1,793,622 (1)(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.795%, 03/25/2046	1,714,476	0.2
998,319 (1)(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.795%, 03/25/2046	746,127	0.1
658,689	Alternative Loan Trust 2004-32CB 2A2, 1.347%, (US0001M + 0.400%), 02/25/2035	546,566	0.1
906,008	Alternative Loan Trust 2004-J7 MI, 1.967%, (US0001M + 1.020%), 10/25/2034	829,821	0.1
2,950,626	Alternative Loan Trust 2005-10CB 1A1, 1.447%, (US0001M + 0.500%), 05/25/2035	2,234,412	0.2
484,326	Alternative Loan Trust 2005-31 1A1, 1.507%, (US0001M + 0.560%), 08/25/2035	405,725	0.0
367,117	Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	309,822	0.0
635,239	Alternative Loan Trust 2005-J2 1A12, 1.347%, (US0001M + 0.400%), 04/25/2035	494,179	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
395,607	Alternative Loan Trust 2006-19CB A12, 1.347%, (US0001M + 0.400%), 08/25/2036	$210,674	0.0
818,036	Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	541,301	0.1
552,458	Alternative Loan Trust 2007-18CB 1A7, 1.417%, (US0001M + 0.470%), 08/25/2037	239,886	0.0
1,526,509	Alternative Loan Trust 2007-OA4 A1, 1.117%, (US0001M + 0.170%), 05/25/2047	1,261,095	0.1
2,473,473 (1)(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	2,361,507	0.2
790,263 (1)(2)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	784,332	0.1
1,373,793 (1)(2)	Chase Home Lending Mortgage Trust 2019-ATR2 A3, 3.500%, 07/25/2049	1,393,431	0.1
1,000,000 (1)(2)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	964,037	0.1
684,642 (1)(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	681,797	0.1
414,730 (1)(2)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	415,435	0.0
1,302,190 (1)(2)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	1,261,014	0.1
2,604,379 (1)(2)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	2,658,847	0.3
1,481,896 (1)(2)	CIM Trust 2019-J1 1A2, 3.500%, 08/25/2049	1,493,317	0.2
500,000 (1)(2)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	448,698	0.0
981,550 (1)(2)	CIM Trust 2019-J1 B3, 4.010%, 08/25/2049	783,631	0.1
357,430 (1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.982%, 03/25/2036	293,676	0.0
443,519 (1)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.128%, 09/25/2037	391,441	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,191,594 (1)(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 3.979%, 08/25/2036	$1,064,600	0.1
1,130,192	Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	1,088,082	0.1
242,412	CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	218,360	0.0
1,000,000 (1)(2)	COLT 2019-1 M1 Mortgage Loan Trust, 4.518%, 03/25/2049	925,338	0.1
2,434,391 (1)(2)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	2,388,685	0.2
2,000,000 (2)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.947%, (US0001M + 2.000%), 01/25/2040	1,325,151	0.1
1,409,625 (2)(3)	CSMC 2019-AFC1 A3 Trust, 2.877% (Step Rate @ 3.877% on 08/25/2023), 07/25/2049	1,361,999	0.1
1,684,869 (1)(2)	CSMC Trust 2013-7 A11, 3.500%, 08/25/2043	1,735,469	0.2
500,000 (1)(2)	Deephave Residential Mortgage Trust 2019-2A M1, 3.921%, 04/25/2059	471,677	0.0
1,700,000 (1)(2)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	1,651,843	0.2
3,000,000 (1)(2)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	2,896,423	0.3
1,200,000 (1)(2)	Deephaven Residential Mortgage Trust 2018-3 M1, 4.357%, 08/25/2058	1,164,858	0.1
2,000,000 (1)(2)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	1,902,668	0.2
3,500,000 (1)(2)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	2,863,891	0.3
541,221 (1)(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.802%, 06/27/2037	479,559	0.0
1,500,000	Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 5.197%, (US0001M + 4.250%), 04/25/2029	1,459,973	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,299,119	Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 5.947%, (US0001M + 5.000%), 07/25/2025	$2,238,928	0.2
809,542	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 6.497%, (US0001M + 5.550%), 04/25/2028	757,857	0.1
626,661	Fannie Mae Connecticut Avenue Securities 2016-C01 2M2, 7.897%, (US0001M + 6.950%), 08/25/2028	632,370	0.1
649,453	Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 5.197%, (US0001M + 4.250%), 01/25/2029	617,561	0.1
2,285,292	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 5.397%, (US0001M + 4.450%), 01/25/2029	2,205,480	0.2
2,920,703	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 5.297%, (US0001M + 4.350%), 05/25/2029	2,817,336	0.3
3,478,539	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 4.497%, (US0001M + 3.550%), 07/25/2029	3,220,532	0.3
3,180,000	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 4.597%, (US0001M + 3.650%), 09/25/2029	2,321,214	0.2
2,000,000	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.947%, (US0001M + 3.000%), 10/25/2029	1,797,492	0.2
1,600,000	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 3.797%, (US0001M + 2.850%), 11/25/2029	1,416,038	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,211,607	Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 3.147%, (US0001M + 2.200%), 01/25/2030	$2,873,026	0.3
3,700,000	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 3.347%, (US0001M + 2.400%), 05/28/2030	3,337,084	0.3
2,512,230	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 3.447%, (US0001M + 2.500%), 05/25/2030	2,198,207	0.2
2,138,782	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 3.747%, (US0001M + 2.800%), 02/25/2030	1,807,803	0.2
3,740,446	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 3.147%, (US0001M + 2.200%), 08/25/2030	3,132,308	0.3
3,100,000	Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 3.097%, (US0001M + 2.150%), 10/25/2030	2,613,549	0.3
4,061,029	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 3.497%, (US0001M + 2.550%), 12/25/2030	3,373,409	0.3
4,800,000	Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 3.297%, (US0001M + 2.350%), 01/25/2031	4,088,873	0.4
1,432,441	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.947%, (US0001M + 2.000%), 03/25/2031	1,275,812	0.1
3,123,691	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 3.047%, (US0001M + 2.100%), 03/25/2031	2,657,347	0.3
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,000,000	Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 3.197%, (US0001M + 2.250%), 07/25/2030	$2,628,858	0.3
3,970,000 (2)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 3.047%, (US0001M + 2.100%), 06/25/2039	3,274,687	0.3
2,208,983 (2)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 3.347%, (US0001M + 2.400%), 04/25/2031	1,912,682	0.2
1,000,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.997%, (US0001M + 2.050%), 01/25/2040	608,636	0.1
970,884	Fannie Mae Connecticut Avenue Securities, 6.647%, (US0001M + 5.700%), 04/25/2028	972,158	0.1
699,391	Fannie Mae Connecticut Avenue Securities, 6.847%, (US0001M + 5.900%), 10/25/2028	689,439	0.1
3,900,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 4.513%, (US0001M + 3.650%), 02/25/2040	2,668,825	0.3
1,000,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 5.047%, (US0001M + 4.100%), 07/25/2039	545,150	0.1
4,100,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 4.513%, (US0001M + 3.650%), 02/25/2040	2,805,688	0.3
924,382 (1)(2)	Flagstar Mortgage Trust 2017-1 B3, 3.682%, 03/25/2047	852,092	0.1
961,537 (1)(2)	Flagstar Mortgage Trust 2018-2 B2, 4.042%, 04/25/2048	912,036	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,860,529 (1)(2)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	$1,892,071	0.2
2,094,706 (1)(2)	Flagstar Mortgage Trust 2018-5 B2, 4.536%, 09/25/2048	2,040,577	0.2
971,120 (1)(2)	Flagstar Mortgage Trust 2018-5 B3, 4.536%, 09/25/2048	891,435	0.1
973,657 (1)(2)	Flagstar Mortgage Trust 2018-6RR B1, 5.004%, 10/25/2048	862,306	0.1
1,506,406 (1)(2)	Flagstar Mortgage Trust 2019-1INV A15, 3.500%, 10/25/2049	1,523,621	0.1
993,728 (1)(2)	Flagstar Mortgage Trust 2019-2 B2, 4.184%, 12/25/2049	819,539	0.1
1,483,470 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.322%, 07/25/2048	1,367,326	0.1
4,993,062 (1)(2)	Flagstar Mortgage Trust 2020-1NV B2A, 4.356%, 03/25/2050	4,318,503	0.4
2,491,950 (1)(2)	Flagstar Mortgage Trust 2020-1NV B3, 4.356%, 03/25/2050	2,132,470	0.2
900,000 (2)	Freddie Mac STACR Trust 2018-DNA3 M2, 3.047%, (US0001M + 2.100%), 09/25/2048	751,929	0.1
3,600,000 (2)	Freddie Mac Stacr Trust 2018-HQA2 M2, 3.247%, (US0001M + 2.300%), 10/25/2048	2,983,454	0.3
3,900,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.647%, (US0001M + 4.700%), 04/25/2028	3,628,574	0.4
2,500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.497%, (US0001M + 5.550%), 07/25/2028	2,437,055	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,980,487	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 5.947%, (US0001M + 5.000%), 12/25/2028	$2,866,641	0.3
1,070,589	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA1 M3, 7.297%, (US0001M + 6.350%), 09/25/2028	1,068,655	0.1
1,500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA2 M3, 6.097%, (US0001M + 5.150%), 11/25/2028	1,439,663	0.1
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 4.797%, (US0001M + 3.850%), 03/25/2029	225,956	0.0
4,600,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 3.447%, (US0001M + 2.500%), 03/25/2030	4,022,661	0.4
3,350,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 3.597%, (US0001M + 2.650%), 12/25/2029	2,941,702	0.3
2,365,875	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 3.297%, (US0001M + 2.350%), 04/25/2030	2,059,592	0.2
1,100,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 2.747%, (US0001M + 1.800%), 07/25/2030	915,500	0.1
993,088	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 3.247%, (US0001M + 2.300%), 09/25/2030	847,864	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,500,000 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.997%, (US0001M + 2.050%), 04/25/2049	$2,939,046	0.3
3,000,000 (2)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 2.797%, (US0001M + 1.850%), 02/25/2050	1,951,669	0.2
9,400,000 (2)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.847%, (US0001M + 1.900%), 01/25/2050	6,006,055	0.6
2,000,000 (2)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.911%, (US0001M + 3.100%), 03/25/2050	1,313,875	0.1
2,500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA1 M2, 4.197%, (US0001M + 3.250%), 07/25/2029	2,233,205	0.2
532,914 (1)(2)	Galton Funding Mortgage Trust 2019-1 A21, 4.500%, 02/25/2059	536,705	0.0
986,080 (1)(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	926,986	0.1
1,318,030 (1)(2)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	1,296,227	0.1
2,000,000 (1)(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	1,976,909	0.2
980,776 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/01/2050	997,871	0.1
1,667,319 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/01/2050	1,688,902	0.2
1,000,000 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/01/2050	951,054	0.1
2,192,653 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.694%, 05/01/2050	1,579,823	0.2
426,058 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 A1, 4.000%, 08/25/2049	431,644	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
978,804 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.333%, 08/25/2049	$951,431	0.1
1,198,104 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	1,216,212	0.1
987,733 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.496%, 11/25/2049	955,836	0.1
1,703,065 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	1,717,879	0.2
991,779 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.095%, 03/25/2050	980,473	0.1
3,684,459 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 4.095%, 03/25/2050	3,454,462	0.3
3,090,384 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 4.095%, 03/25/2050	2,758,687	0.3
882,472	HarborView Mortgage Loan Trust 2006-14 2A1A, 0.900%, (US0001M + 0.150%), 01/25/2047	699,201	0.1
1,153,700	HarborView Mortgage Loan Trust 2007-5 A1A, 0.940%, (US0001M + 0.190%), 09/19/2037	944,826	0.1
3,685,980	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 1.157%, (US0001M + 0.210%), 02/25/2046	2,712,093	0.3
989,203 (1)(2)	JP Morgan Mortgage Trust 2019-6 B1, 4.250%, 12/25/2049	906,262	0.1
3,059,652 (1)(2)	JP Morgan Mortgage Trust 2019-7 B2A, 3.220%, 02/25/2050	2,638,751	0.3
1,488,091 (1)(2)	JP Morgan Mortgage Trust 2019-8 B2A, 3.226%, 03/25/2050	1,313,710	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,953,364 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.476%, 03/25/2050	$2,213,177	0.2
3,490,698 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.556%, 05/25/2050	2,923,485	0.3
2,932,957 (1)(2)	JP Morgan Mortgage Trust 2020-1 A15, 3.500%, 06/25/2050	2,966,442	0.3
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	964,804	0.1
2,049,808 (1)(2)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	2,081,380	0.2
3,000,000 (1)(2)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	2,932,040	0.3
903,543 (1)(2)	JP Morgan Trust 2015-3 B3, 3.664%, 05/25/2045	849,981	0.1
2,457,182 (1)(2)	JP Morgan Trust 2015-5 B3, 3.053%, 05/25/2045	2,332,494	0.2
702,062 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	715,616	0.1
482,667 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	493,314	0.1
981,591 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.651%, 08/25/2049	1,003,706	0.1
981,591 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.651%, 08/25/2049	915,288	0.1
1,111,244 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	1,138,745	0.1
1,276,345 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.900%, 06/25/2049	1,210,287	0.1
654,145	JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	491,768	0.1
181,780 (1)	JP Morgan Mortgage Trust 2007-A3 1A1, 3.940%, 05/25/2037	148,924	0.0
1,265,996	JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	802,915	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,178,434 (1)(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.726%, 01/25/2044	$2,935,179	0.3
786,000 (1)(2)	JP Morgan Mortgage Trust 2014-5 B4, 2.959%, 10/25/2029	638,953	0.1
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.868%, 05/25/2046	765,981	0.1
3,722,977 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.529%, 01/25/2047	3,384,730	0.3
1,606,280 (1)(2)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	1,582,956	0.2
935,703 (1)(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.834%, 08/25/2047	886,003	0.1
1,428,623 (1)(2)	JP Morgan Mortgage Trust 2017-4 B1, 3.939%, 11/25/2048	1,353,898	0.1
1,428,623 (1)(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.939%, 11/25/2048	1,335,276	0.1
2,198,468 (1)(2)	JP Morgan Mortgage Trust 2017-5 B1, 3.147%, 10/26/2048	1,913,913	0.2
972,343 (1)(2)	JP Morgan Mortgage Trust 2017-5 B2, 3.147%, 10/26/2048	828,600	0.1
1,431,875 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.818%, 12/25/2048	1,296,577	0.1
1,551,334 (1)(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.763%, 09/25/2048	1,418,101	0.1
2,198,122 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.763%, 09/25/2048	1,982,556	0.2
1,057,180 (1)(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.773%, 10/25/2048	969,975	0.1
2,210,468 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.773%, 10/25/2048	2,004,592	0.2
3,485,251 (1)(2)	JP MORGAN MORTGAGE TRUST 2018-5 A13, 3.500%, 10/25/2048	3,419,185	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,421,267 (1)(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	$2,458,606	0.2
1,824,497 (1)(2)	JP Morgan Mortgage Trust 2018-6C B2, 3.950%, 12/25/2048	1,676,205	0.2
1,941,056 (1)(2)	JP Morgan Mortgage Trust 2018-8 B1, 4.202%, 01/25/2049	1,823,279	0.2
970,528 (1)(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.202%, 01/25/2049	901,142	0.1
971,134 (1)(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.462%, 02/25/2049	934,827	0.1
971,134 (1)(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.462%, 02/25/2049	918,352	0.1
1,465,754 (1)(2)	JP Morgan Mortgage Trust 2018-LTV1 B1, 4.773%, 04/25/2049	1,472,010	0.2
1,293,344 (1)(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	1,318,643	0.1
222,521 (1)(2)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	226,213	0.0
3,317,360 (1)(2)	JP Morgan Mortgage Trust 2019-5 B1, 4.466%, 11/25/2049	3,343,278	0.3
2,036,370 (1)(2)	JP Morgan Mortgage Trust 2019-5 B2, 4.466%, 11/25/2049	1,936,206	0.2
1,978,406 (1)(2)	JP Morgan Mortgage Trust 2019-6 B2, 4.250%, 12/25/2049	1,894,115	0.2
2,755,814 (1)(2)	JP Morgan Mortgage Trust 2019-7 A15, 3.500%, 09/25/2049	2,796,885	0.3
2,964,656 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.470%, 12/31/2049	2,555,623	0.3
3,403,959 (1)(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	3,423,752	0.3
1,717,803 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.130%, 10/25/2049	1,621,519	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,452,445 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	$2,428,765	0.2
1,062,726 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A3, 3.500%, 02/25/2050	1,084,426	0.1
2,104,533 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	2,171,394	0.2
1,976,749 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.824%, 12/25/2049	1,864,395	0.2
1,976,749 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.824%, 12/25/2049	1,714,964	0.2
993,283 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.571%, 12/31/2049	945,075	0.1
2,483,209 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.571%, 12/31/2049	2,303,060	0.2
1,355,314 (1)(2)	JP Morgan Trust 2015-3 B4, 3.664%, 05/25/2045	1,214,500	0.1
326,466	Lehman XS Trust Series 2005-5N 3A1B, 2.966%, (12MTA + 1.000%), 11/25/2035	310,896	0.0
969,589 (1)(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.481%, 10/25/2048	984,050	0.1
2,067,164 (1)(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.481%, 10/25/2048	2,020,104	0.2
87,347	Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 1.327%, (US0001M + 0.380%), 08/25/2035	85,576	0.0
213,866	Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	175,391	0.0
900,000	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 2.747%, (US0001M + 1.800%), 09/25/2035	778,074	0.1
800,000 (1)(2)	New Residential Mortgage Loan Trust 2019-NQM2 M1, 4.267%, 04/25/2049	752,990	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,082,647 (1)(2)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	$2,047,214	0.2
665,690 (1)(2)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	665,230	0.1
1,152,539 (1)(2)	OBX 2019-EXP2 1A3 Trust, 4.000%, 07/25/2059	1,162,145	0.1
837,221 (1)(2)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	828,721	0.1
1,039,319 (1)(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	1,065,457	0.1
1,825,499 (1)(2)	OBX 2020-INV1 A21 Trust, 3.500%, 05/25/2049	1,860,015	0.2
1,951,926 (1)(2)	PSMC 2019-2 A1 Trust, 3.500%, 10/25/2049	1,995,702	0.2
1,455,000 (1)(2)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	1,374,473	0.1
985,853 (1)(2)	PSMC 2020-1 A1 Trust, 3.500%, 01/25/2050	1,000,758	0.1
839,259 (1)(2)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	851,438	0.1
1,387,433 (1)(2)	RCKT Mortgage Trust 2019-1 B1A, 3.929%, 09/25/2049	1,169,501	0.1
991,024 (1)(2)	RCKT Mortgage Trust 2019-1 B2A, 3.929%, 09/25/2049	813,299	0.1
3,500,000 (1)(2)	RCKT Mortgage Trust 2020-1 A13, 3.000%, 02/25/2050	3,463,345	0.3
2,000,000 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.538%, 02/25/2050	1,568,007	0.2
527,350 (1)	Sequoia Mortgage Trust 2013-3 B3, 3.513%, 03/25/2043	504,134	0.1
903,312 (2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	866,004	0.1
439,478 (1)(2)	Sequoia Mortgage Trust 2015-3 B3, 3.703%, 07/25/2045	392,832	0.0
949,297 (1)(2)	Sequoia Mortgage Trust 2017-CH1 B2B, 4.536%, 08/25/2047	916,894	0.1
238,882 (1)(2)	Sequoia Mortgage Trust 2018-6 A4, 4.000%, 07/25/2048	237,567	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
55,945 (1)(2)	Sequoia Mortgage Trust 2018-CH4 A10, 4.500%, 10/25/2048	$55,759	0.0
2,100,000 (1)(2)	Sequoia Mortgage Trust 2018-CH4 A13, 4.500%, 10/25/2048	2,063,726	0.2
1,198,715 (1)(2)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	1,186,216	0.1
1,468,672 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.246%, 06/25/2049	1,290,450	0.1
1,139,925 (1)(2)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	1,152,876	0.1
2,259,518 (1)(2)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	2,285,932	0.2
496,347 (1)(2)	Sequoia Mortgage Trust 2019-5 B2, 3.776%, 12/25/2049	405,886	0.1
496,347 (1)(2)	Sequoia Mortgage Trust 2019-5 B3, 3.776%, 12/25/2049	387,476	0.0
704,986 (1)(2)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	704,540	0.1
689,284 (1)(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 5.052%, 03/25/2049	699,962	0.1
1,899,802 (1)(2)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	1,902,772	0.2
1,724,513 (1)(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.903%, 08/25/2049	1,656,102	0.2
2,400,000 (1)(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	2,398,751	0.2
3,028,367 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.534%, 09/25/2049	2,959,886	0.3
1,783,316 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.534%, 09/25/2049	1,639,875	0.2
959,705 (1)(2)	Sequoia Mortgage Trust 2020-1 A1, 3.500%, 02/25/2050	984,412	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,439,557 (1)(2)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	$1,470,493	0.1
3,777,382 (1)(2)	Sequoia Mortgage Trust 2020-2 A19, 3.500%, 03/25/2050	3,806,542	0.4
998,349 (1)(2)	Sequoia Mortgage Trust 2020-2 B2, 3.675%, 03/25/2050	797,384	0.1
2,488,884 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.675%, 03/25/2050	1,891,361	0.2
1,200,000 (1)(2)	Sequoia Mortgage Trust 2020-3 A19, 3.000%, 04/25/2050	1,217,327	0.1
2,000,000 (1)(2)	Sequoia Mortgage Trust 2020-3 B3, 3.442%, 04/25/2050	1,492,759	0.2
1,419,785 (1)(2)	Shellpoint Co-Originator Trust 2017-2 B3, 3.714%, 10/25/2047	1,308,347	0.1
1,862,638 (1)(2)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	1,861,588	0.2
3,000,000 (1)(2)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	2,563,713	0.3
800,000 (2)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	733,354	0.1
2,000,000 (1)(2)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	1,810,894	0.2
1,500,000 (1)(2)	Verus Securitization Trust 2018-3 M1, 4.595%, 10/25/2058	1,454,986	0.1
522,087 (1)(2)	Verus Securitization Trust 2018-INV1 A1, 3.626%, 03/25/2058	501,264	0.0
933,426 (1)(2)	Verus Securitization Trust 2019-1 A2, 3.938%, 02/25/2059	906,833	0.1
3,536,016 (2)(3)	Verus Securitization Trust 2019-4 A3, 3.000% (Step Rate @ 4.000% on 10/25/2023), 11/25/2059	3,587,168	0.4
1,570,777 (1)(2)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	1,553,856	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
653,294 (1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 4.464%, 06/25/2034	$582,808	0.1
771,042 (1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 4.534%, 07/25/2034	722,322	0.1
1,268,425 (1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 4.121%, 09/25/2035	1,211,185	0.1
519,101	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.437%, (US0001M + 0.490%), 10/25/2045	456,968	0.0
389,589 (1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 3.752%, 12/25/2035	340,021	0.0
365,007 (1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 3.270%, 11/25/2036	307,275	0.0
1,059,771 (1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 3.357%, 12/25/2036	939,782	0.1
579,202 (1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.333%, 12/25/2036	485,445	0.1
389,186 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.586%, 02/25/2037	333,693	0.0
670,392 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.655%, 02/25/2037	544,927	0.1
425,797 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.740%, 12/25/2036	368,570	0.0
533,247	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	473,333	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
331,675	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/2035	$298,457	0.0
698,300	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	645,743	0.1
757,246	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 1.177%, (US0001M + 0.230%), 01/25/2047	618,587	0.1
254,064	Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	234,957	0.0
148,122 (1)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.093%, 04/25/2036	142,709	0.0
848,674 (1)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.353%, 12/28/2037	778,673	0.1
481,468 (1)(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.691%, 07/25/2047	433,262	0.0
2,031,011 (1)(2)	Wells Fargo Mortgage Backed Securities 2019-3 A17 Trust, 3.500%, 10/25/2049	2,070,183	0.2
3,302,181 (1)(2)	Wells Fargo Mortgage Backed Securities 2019-3 B3 Trust, 3.821%, 10/25/ 2049	2,814,418	0.3
1,617,000 (1)(2)	Wells Fargo Mortgage Backed Securities 2020-1 B2 Trust, 3.474%, 12/25/ 2049	1,314,825	0.1
2,112,318 (1)(2)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.474%, 12/25/ 2049	1,834,982	0.2
10,738,922	Other Securities	6,742,916	0.7
	Total Collateralized Mortgage Obligations (Cost $448,371,178)	399,178,125	39.9

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 32.8%
3,500,000 (2)	AREIT 2019-CRE3 D Trust, 3.355%, (US0001M + 2.650%), 09/14/2036	$2,379,898	0.2
5,000,000 (2)	Atrium Hotel Portfolio Trust 2017-ATRM E, 3.755%, (US0001M + 3.050%), 12/15/2036	4,006,479	0.4
2,500,000 (2)	Austin Fairmont Hotel Trust 2019-FAIR E, 2.955%, (US0001M + 2.250%), 09/15/2032	2,020,210	0.2
3,500,000 (2)	Banc of America Commercial Mortgage Trust 2017-BNK3 D, 3.250%, 02/15/2050	2,502,297	0.3
1,550,000 (2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	1,106,849	0.1
5,680,000 (2)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	3,075,756	0.3
7,060,000 (1)(2)(4)	BANK 2017-BNK4 XE, 1.468%, 05/15/2050	616,576	0.1
2,644,000 (2)	BANK 2019-BNK17 D, 3.000%, 04/15/2052	1,950,550	0.2
11,131,424 (1)(4)	Bank 2019-BNK19 XA, 0.964%, 08/15/2061	772,394	0.1
21,150,000 (1)(2)(4)	BANK 2017-BNK8 XE, 1.273%, 11/15/2050	1,603,306	0.2
9,363,500 (1)(2)(4)	BANK 2018-BNK12 XD, 1.420%, 05/15/2061	885,830	0.1
1,700,000 (2)	BANK 2017-BNK9 D, 2.800%, 11/15/2054	1,121,854	0.1
5,200,000 (2)	BANK 2019-BNK20 D, 2.500%, 09/15/2061	3,053,382	0.3
52,182,007 (1)(4)	BANK 2019-BNK20 XA, 0.841%, 09/15/2061	3,190,147	0.3
53,129,180 (1)(4)	BANK 2019-BNK21 XA, 0.997%, 10/15/2052	3,305,644	0.3
1,650,000 (2)	BANK 2020-BNK25 D, 2.500%, 01/15/2063	1,109,382	0.1
1,350,000 (1)(2)	BAMLL Commercial Mortgage Securities Trust 2016-FR14 C, 1.321%, 02/27/2048	1,271,483	0.1
48,847,549 (1)(4)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.601%, 08/15/2052	5,288,070	0.5
103,000,000 (1)(2)(4)	BBCCRE Trust 2015-GTP XB, 0.215%, 08/10/2033	1,166,053	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
600,000 (1)(2)	BENCHMARK 2018-B4 D, 2.812%, 07/15/2051	$386,240	0.0
18,964,000 (1)(2)(4)	Benchmark 2018-B5 XD Mortgage Trust, 1.500%, 07/15/2051	1,857,617	0.2
50,893,747 (1)(4)	Benchmark 2018-B7 XA Mortgage Trust, 0.445%, 05/15/2053	1,463,689	0.1
20,337,109 (1)(4)	BENCHMARK 2019-B10 XA Mortgage Trust, 1.231%, 03/15/2062	1,653,555	0.2
1,350,000 (2)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	860,310	0.1
3,220,000 (1)(2)(4)	Benchmark 2019-B9 XD Mortgage Trust, 2.002%, 03/15/2052	448,414	0.0
81,159,471 (1)(4)	BMARK 2018-B4 XA, 0.538%, 07/15/2051	2,545,429	0.3
8,000,000 (1)(2)(4)	BMARK 2018-B4 XD, 1.750%, 07/15/2051	906,806	0.1
870,000 (2)	Benchmark 2020-B17 D Mortgage Trust, 2.250%, 03/15/2053	552,852	0.1
4,110,000 (2)	Benchmark 2020-B17 E Mortgage Trust, 2.250%, 03/15/2053	2,452,760	0.2
12,545,000 (1)(4)	Benchmark 2020-B17 XA Mortgage Trust, 1.542%, 03/15/2053	1,178,213	0.1
840,000 (2)	BHP Trust 2019-BXHP D, 2.476%, (US0001M + 1.771%), 08/15/2036	704,587	0.1
840,000 (2)	BHP Trust 2019-BXHP E, 3.272%, (US0001M + 2.568%), 08/15/2036	681,911	0.1
570,000 (2)	BX Trust 2019-MMP E, 2.605%, (US0001M + 1.900%), 08/15/2036	551,891	0.1
1,300,000 (1)(2)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	1,000,213	0.1
5,000,000 (2)	BXMT 2020-FL2 D Ltd., 2.750%, (US0001M + 1.950%), 02/16/2037	3,689,377	0.4
1,910,000 (1)(2)	CALI Mortgage Trust 2019-101C E, 4.324%, 03/10/2039	1,932,035	0.2
1,250,000 (1)(2)	Cantor Commercial Real Estate Lending 2019-CF3 D, 2.500%, 01/15/2053	724,751	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
26,247,794 (1)(4)	CD 2019-CD8 XA Mortgage Trust, 1.412%, 08/15/2057	$2,512,528	0.3
736,938 (1)(2)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.089%, 04/15/2044	696,839	0.1
3,310,000 (2)	CFK Trust 2020-MF2 E, 3.572%, 03/10/2039	2,446,274	0.2
2,810,000 (1)(2)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.592%, 03/10/2047	2,268,001	0.2
45,735,707 (1)(2)(4)	Citigroup Commercial Mortgage Trust 2014-GC19 XD, 1.427%, 03/10/2047	2,327,870	0.2
740,000 (2)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	480,135	0.0
1,250,000 (2)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	890,683	0.1
20,655,000 (1)(2)(4)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.269%, 09/15/2050	1,485,972	0.2
2,240,000 (1)(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.067%, 11/10/2051	1,727,565	0.2
68,890,071 (1)(4)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 0.881%, 12/15/2072	4,260,789	0.4
4,231,000 (1)(2)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.723%, 07/10/2049	2,953,195	0.3
2,010,000 (1)(2)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.723%, 07/10/2049	1,273,883	0.1
1,230,000 (1)(2)	COMM 2013-CR10 F Mortgage Trust, 4.789%, 08/10/2046	997,041	0.1
3,015,000 (1)(2)	COMM 2013-GAM F, 3.418%, 02/10/2028	2,878,269	0.3
21,600,877 (1)(4)	COMM 2012-CR3 XA, 1.857%, 10/15/2045	751,164	0.1
3,870,000 (1)(2)	COMM 2014-LC15 D Mortgage Trust, 4.984%, 04/10/2047	3,420,426	0.3
3,300,000 (1)	COMM 2015-CCRE26 D Mortgage Trust, 3.484%, 10/10/2048	2,563,879	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,820,000 (1)(2)	COMM 2020-CBM F Mortgage Trust, 3.633%, 11/13/2039	$1,132,680	0.1
16,406,000 (1)(2)(4)	CSAIL 2017-CX10 XE Commercial Mortgage Trust, 0.760%, 11/15/2050	832,895	0.1
1,752,944 (2)	CSWF 2018-TOP F, 3.455%, (US0001M + 2.750%), 08/15/2035	1,389,997	0.1
2,630,000 (1)(2)	DBJPM 16-C3 Mortgage Trust, 3.491%, 08/10/2049	1,957,066	0.2
55,922,056 (1)(4)	DBJPM 16-C3 XA Mortgage Trust, 1.482%, 08/10/2049	3,930,308	0.4
1,000,000 (1)(2)	DBUBS 2011-LC1A F Mortgage Trust, 5.689%, 11/10/2046	949,800	0.1
578,662 (1)(2)(4)	DBUBS 2011-LC1A XA, 0.687%, 11/10/2046	1,183	0.0
1,075,522 (1)(2)	DBUBS 2011-LC2 E Mortgage Trust, 5.530%, 07/10/2044	1,035,677	0.1
7,874,000 (1)(2)	DBJPM 16-C3 E Mortgage Trust, 4.241%, 08/10/2049	4,870,443	0.5
1,590,000 (2)	Exantas Capital Corp. 2019-RSO7 D Ltd., 3.500%, (US0001M + 2.700%), 04/15/2036	1,081,183	0.1
1,300,000 (2)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	865,922	0.1
160,388,405 (2)(4)	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/2045	436,273	0.0
79,678 (2)	GPT 2018-GPP E Mortgage Trust, 3.175%, (US0001M + 2.470%), 06/15/2035	79,955	0.0
97,967,991 (1)(2)(4)	GS Mortgage Securities Corp. II 2011-GC3 X, 0.655%, 03/10/2044	324,480	0.0
650,000 (2)	GS Mortgage Securities Corp. Trust 2019-70P F, 3.355%, (US0001M + 2.650%), 10/15/2036	509,108	0.1
5,070,000 (2)	GS Mortgage Securities Corp. Trust 2019-SMP E, 3.305%, (US0001M + 2.600%), 08/15/2032	4,123,848	0.4
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,481,000 (1)(2)	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/2043	$2,374,767	0.2
1,100,000 (1)(2)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	1,040,879	0.1
3,720,000 (1)(2)	GS Mortgage Securities Trust 2010-C2 G, 4.548%, 12/10/2043	3,551,142	0.4
1,360,000 (1)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.708%, 05/10/2045	1,334,387	0.1
5,540,000 (1)(2)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	3,561,033	0.4
500,000 (2)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	381,889	0.0
1,120,000 (1)(2)	GS Mortgage Securities Trust 2016-GS4 D, 3.233%, 11/10/2049	807,372	0.1
6,351,390 (1)(4)	GS Mortgage Securities Trust 2019-GC38 XA, 0.963%, 02/10/2052	405,461	0.1
2,170,000 (2)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	1,363,464	0.1
1,344,000 (1)(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.550%, 07/10/2052	1,259,956	0.1
1,020,000 (1)(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.550%, 07/10/2052	935,441	0.1
14,573,363 (1)(4)	GS Mortgage Securities Trust 2019-GC40 XA, 1.093%, 07/10/2052	1,030,969	0.1
1,500,000 (2)	Hawaii Hotel Trust 2019-MAUI E, 2.864%, (US0001M + 2.350%), 05/15/2038	1,109,815	0.1
3,990,000 (2)	Hawaii Hotel Trust 2019-MAUI F, 3.455%, (US0001M + 3.000%), 05/15/2038	2,854,646	0.3
1,730,579 (2)	HPLY Trust 2019-HIT E, 3.055%, (US0001M + 2.350%), 11/15/2036	1,310,747	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
940,000 (1)(2)	Hudson Yards 2019-55HY F Mortgage Trust, 2.943%, 12/10/2041	$803,600	0.1
3,820,000 (2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 D, 2.755%, (US0001M + 2.050%), 02/15/2035	3,462,561	0.4
1,730,000 (1)(2)	Jackson Park Trust 2019-LIC F, 3.242%, 10/14/2039	1,003,514	0.1
1,360,000 (2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP F, 3.862%, 12/05/2038	971,840	0.1
5,860,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.220%, 01/05/2034	5,205,947	0.5
1,930,000 (2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 2.865%, (US0001M + 2.160%), 07/15/2036	1,653,982	0.2
16,356,779 (1)(2)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 XA, 0.947%, 02/15/2046	91,220	0.0
1,410,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	1,331,240	0.1
1,500,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 C, 5.419%, 08/15/2046	1,474,718	0.1
3,000,000 (1)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.113%, 12/15/2047	2,682,560	0.3
740,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.079%, 01/15/2046	649,437	0.1
5,000,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	3,568,755	0.4
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,410,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 D, 5.027%, 12/15/2046	$2,154,710	0.2
15,987,600 (1)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 0.945%, 07/15/2047	358,140	0.0
1,330,000 (2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	1,048,808	0.1
30,251,674 (1)(2)(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 1.637%, 11/15/2045	1,620,443	0.2
3,550,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 4.892%, 01/15/2047	3,143,720	0.3
3,580,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	2,817,933	0.3
734,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	533,031	0.0
1,150,000 (2)	JPMBB Commercial Mortgage Securities Trust 2014-C26 E, 4.000%, 01/15/2048	809,239	0.1
46,979,000 (1)(2)(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	942,845	0.1
34,428,000 (1)(2)(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XE, 0.382%, 01/15/2048	601,412	0.1
4,460,000 (1)(2)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.142%, 04/20/2048	3,325,236	0.3
2,360,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	1,830,364	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,880,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 G, 3.707%, 11/15/2046	$3,693,731	0.4
3,590,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 4.909%, 04/15/2047	3,151,989	0.3
1,000,000 (1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 C, 4.499%, 08/15/2047	903,095	0.1
2,130,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	1,716,413	0.2
1,630,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	1,232,076	0.1
3,650,000 (2)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	3,535,201	0.3
2,600,000 (2)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	2,465,655	0.2
1,420,000 (2)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	1,336,281	0.1
1,590,000 (1)(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,126,631	0.1
6,893,000 (1)(2)	Morgan Stanley Capital I Trust 2016-BNK2 F, 3.905%, 11/15/2049	3,886,522	0.4
4,260,950 (2)	Morgan Stanley Capital I Trust 2019-H7 D, 3.000%, 07/15/2052	2,653,546	0.3
41,179,362 (1)(4)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.318%, 07/15/2052	3,550,612	0.4
6,586,500 (1)(2)(4)	Morgan Stanley Capital I Trust 2019-H7 XD, 1.398%, 07/15/2052	643,120	0.1
2,675,000	Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	1,756,151	0.2
17,892,498 (1)(4)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.793%, 12/15/2050	827,086	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
15,555,000 (1)(2)(4)	Morgan Stanley Capital I, Inc. 2017-HR2 XD, 1.495%, 12/15/2050	$1,522,372	0.1
5,000,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 D, 4.954%, 02/15/2047	4,437,374	0.4
3,450,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 E, 4.403%, 10/15/2048	2,450,440	0.2
7,861,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 F, 4.403%, 10/15/2048	5,202,845	0.5
91,559,540 (1)(4)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.645%, 11/15/2029	4,330,849	0.4
840,000 (2)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	764,511	0.1
1,560,000 (2)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	1,362,028	0.1
5,000,000 (2)	Multifamily Connecticut Avenue Securities Trust 2020-01 M10, 4.362%, (US0001M + 3.750%), 03/25/2050	3,749,437	0.4
3,749,000 (2)	Prima Capital CRE Securitization 2019-RK1 BD Ltd., 3.500%, 04/15/ 2038	3,455,445	0.4
2,210,000 (2)	Prima Capital CRE Securitization 2019-RK1 CD Ltd., 3.500%, 04/15/ 2038	2,010,399	0.2
110,000 (2)	Prima Capital CRE Securitization 2019-RK1 DD Ltd., 3.500%, 04/15/2038	98,792	0.0
10,000,000 (2)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	10,419,034	1.0
1,980,000 (1)(2)	Ready Capital Mortgage Trust 2019-5 D, 5.504%, 02/25/2052	1,334,194	0.1
1,919,000 (1)(2)	ReadyCap Commercial Mortgage Trust 2018-4 D, 5.338%, 02/27/2051	1,330,133	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,320,000 (1)(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.852%, 03/15/2037	$2,958,593	0.3
999,000 (2)	Shelter Growth CRE 2018-FL1 D Issuer Ltd., 3.705%, (US0001M + 3.000%), 01/15/2035	901,000	0.1
17,796,925 (1)(4)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.561%, 04/15/2052	1,711,922	0.2
720,000 (1)(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.476%, 12/10/2045	657,042	0.1
1,231,000 (1)(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.476%, 12/10/2045	1,023,828	0.1
4,363,572 (2)	VMC Finance 2019-FL3 D LLC, 3.450%, (US0001M + 2.650%), 09/15/2036	3,283,802	0.3
5,000,000 (2)	Wells Fargo Commercial Mortgage Trust 2010-C1 E, 4.000%, 11/15/2043	4,837,897	0.5
6,747,686 (1)(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.042%, 12/15/2047	256,729	0.0
3,262,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.497%, 09/15/2058	2,687,904	0.3
5,827,351 (2)	Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/2058	3,637,217	0.3
16,657,000 (1)(2)(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.247%, 09/15/2058	944,905	0.1
16,657,000 (1)(2)(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.247%, 09/15/2058	939,130	0.1
32,664,000 (1)(4)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.527%, 11/15/2049	994,132	0.1
7,605,000 (1)(2)(4)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	653,613	0.1
34,565,906 (1)(4)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 0.969%, 10/15/2050	1,735,319	0.2
2,321,869 (2)	Wells Fargo Commercial Mortgage Trust 2018-BXI E, 2.861%, (US0001M + 2.157%), 12/15/2036	1,882,921	0.2
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
15,933,720 (1)(4)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.835%, 06/15/2051	$840,959	0.1
2,000,000 (2)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	1,269,587	0.1
3,680,000 (2)(5)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	3,036,567	0.3
37,671,375 (1)(2)(4)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.536%, 12/15/2045	1,236,250	0.1
3,240,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-C11 E, 4.258%, 03/15/2045	2,652,311	0.3
5,350,000 (2)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	4,227,546	0.4
2,020,000 (2)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	1,534,237	0.1
1,108,849 (1)(2)(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.215%, 03/15/2048	30,766	0.0
3,640,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.041%, 12/15/2046	3,255,797	0.3
320,000 (2)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	243,711	0.0
1,250,000 (2)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	909,339	0.1
2,380,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-UBS1 E, 4.738%, 03/15/2046	1,828,608	0.2
4,410,000 (1)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	3,931,118	0.4
1,000,000 (1)	WFRBS Commercial Mortgage Trust 2014-C25 C, 4.314%, 11/15/2047	888,046	0.1
4,060,000 (2)	Wells Fargo Commercial Mortgage Trust 2015-NXS3 D, 3.153%, 09/15/2057	3,083,417	0.3
2,010,739 (2)	Wells Fargo Commercial Mortgage Trust 2018-BXI D, 2.261%, (US0001M + 1.557%), 12/15/2036	1,744,764	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,550,000 (1)(2)	West Town Mall Trust 2017-KNOX E, 4.346%, 07/05/2030	$2,302,925	0.2
4,832,238	Other Securities	4,663,302	0.5
	Total Commercial Mortgage-Backed Securities (Cost $383,091,388)	328,610,530	32.8
ASSET-BACKED SECURITIES: 23.2%
	Automobile Asset-Backed Securities: 3.1%
3,472,000	Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	2,835,061	0.3
1,800,000	Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	1,768,029	0.2
4,300,000	AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	4,248,329	0.4
3,750,000	AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	3,557,472	0.3
2,050,000	Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	1,989,778	0.2
2,700,000 (2)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,333,295	0.2
1,455,000	Santander Drive Auto Receivables Trust 2018-2 C, 3.350%, 07/17/2023	1,450,002	0.1
5,150,000	Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	4,878,960	0.5
1,550,000	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	1,501,851	0.2
4,200,000	Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	4,015,082	0.4
164,798 (2)	Tesla Auto Lease Trust 2018-A D, 3.300%, 05/20/ 2020	164,155	0.0
1,200,000 (2)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	1,178,434	0.1
1,480,000	Other Securities	1,464,877	0.2
		31,385,325	3.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities: 0.6%
766,552 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	$694,123	0.1
3,119,709	GSAA Home Equity Trust 2006-14 A3A, 1.447%, (US0001M + 0.250%), 09/25/2036	1,440,734	0.1
1,150,892	GSAA Home Equity Trust 2007-1 1A1, 1.027%, (US0001M + 0.080%), 02/25/2037	459,724	0.1
3,697,891	Other Securities	3,202,130	0.3
		5,796,711	0.6

	Other Asset-Backed Securities: 15.7%
1,684,015 (2)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	1,595,602	0.1
1,832,091 (1)(2)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	1,816,916	0.2
3,000,000 (2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	2,617,821	0.3
1,500,000 (2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 09/25/2059	1,365,955	0.1
1,073,505 (1)(2)(4)(6)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	—	—
2,450,000 (2)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	2,231,337	0.2
1,100,000 (2)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	951,412	0.1
3,727,522 (2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	3,717,076	0.4
500,000 (2)	Ares XXIX CLO Ltd. 2014-1A C, 5.336%, (US0003M + 3.500%), 04/17/2026	446,927	0.0
1,400,000 (2)	Atrium CDO Corp. 12A CR, 3.452%, (US0003M + 1.650%), 04/22/2027	1,288,826	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
500,000 (2)	Atrium CDO Corp. 12A DR, 4.602%, (US0003M + 2.800%), 04/22/2027	$405,903	0.1
1,000,000 (2)	Babson CLO Ltd. 2014-IA C, 5.269%, (US0003M + 3.450%), 07/20/2025	891,413	0.1
6,000,000 (2)	Barings CLO Ltd 2018-3A D, 4.719%, (US0003M + 2.900%), 07/20/2029	4,626,894	0.5
4,050,000 (2)	BDS 2020-FL5 D Ltd., 3.112%, (US0001M + 2.500%), 02/16/2037	3,019,444	0.3
2,250,000 (2)	BlueMountain CLO 2012-2A DR2 Ltd., 4.595%, (US0003M + 2.900%), 11/20/2028	1,774,454	0.2
1,000,000 (2)	BlueMountain CLO 2015-1A D Ltd., 7.298%, (US0003M + 5.450%), 04/13/2027	782,423	0.1
2,000,000 (2)	BlueMountain CLO 2016-1 Ltd. 2016-1A DR, 4.469%, (US0003M + 2.650%), 04/20/2027	1,557,556	0.1
3,000,000 (2)	Bowman Park CLO Ltd. 2014-1A E, 7.083%, (US0003M + 5.400%), 11/23/2025	2,351,256	0.2
3,200,000 (2)	Carlyle Global Market Strategies CLO 2015-2A CR Ltd., 4.044%, (US0003M + 2.250%), 04/27/2027	2,609,952	0.3
2,500,000	Countrywide Asset-Backed Certificates 2005-AB2 M1, 1.652%, (US0001M + 0.705%), 09/25/2035	2,204,823	0.2
3,000,000 (2)	Cumberland Park CLO Ltd. 2015-2A DR, 4.519%, (US0003M + 2.700%), 07/20/2028	2,442,858	0.2
1,428,250 (2)	Domino’s Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	1,396,807	0.1
1,901,050 (2)	Domino’s Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	1,821,805	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
500,000 (2)	Dorchester Park CLO Ltd. 2015-1A DR, 4.219%, (US0003M + 2.400%), 04/20/2028	$402,320	0.0
1,650,000 (2)	Dryden XXV Senior Loan Fund 2012-25A CRR, 3.681%, (US0003M + 1.850%), 10/15/2027	1,495,055	0.2
1,565,000 (2)	Dryden XXV Senior Loan Fund 2012-25A DRR, 4.831%, (US0003M + 3.000%), 10/15/2027	1,279,766	0.1
1,488,750 (2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,567,850	0.2
2,650,000 (2)	Galaxy XXIX CLO Ltd. 2018-29A D, 4.092%, (US0003M + 2.400%), 11/15/2026	2,154,988	0.2
945,500 (2)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	857,968	0.1
2,665,079 (2)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	1,477,228	0.1
1,500,000 (2)	Home Partners of America 2018-1 E Trust, 2.650%, (US0001M + 1.850%), 07/17/2037	1,322,705	0.1
650,000 (2)	J.G. Wentworth XLI LLC 2018-1A B, 4.700%, 10/15/2074	618,448	0.1
3,250,000 (2)	Jersey Mike’s Funding 2019-1A A2, 4.433%, 02/15/2050	2,883,725	0.3
750,000 (2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	729,827	0.1
6,966	JP Morgan Mortgage Acquisition Trust 2007-CH5 A4, 1.107%, (US0001M + 0.160%), 06/25/2036	6,997	0.0
750,000 (2)	LCM XX L.P. 20A-DR, 4.619%, (US0003M + 2.800%), 10/20/2027	597,135	0.1
1,550,000 (2)	LCM XXII Ltd. 22A CR, 4.619%, (US0003M + 2.800%), 10/20/2028	1,174,466	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
944,101 (2)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	$986,502	0.1
2,500,000 (2)	Madison Park Funding XIII Ltd. 2014-13A DR2, 4.669%, (US0003M + 2.850%), 04/19/2030	1,931,943	0.2
750,000 (2)	Magnetite XXIII Ltd. 2019-23A D, 5.470%, (US0003M + 3.600%), 10/25/2032	547,122	0.1
1,000,000 (2)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	930,536	0.1
5,950,000 (2)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	4,359,823	0.4
3,450,000 (2)	Marlette Funding Trust 2019-4A B, 2.950%, 12/17/2029	3,037,909	0.3
1,400,000 (2)	Marlette Funding Trust 2020-1A C, 2.800%, 03/15/2030	1,086,554	0.1
900,000 (1)(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	849,944	0.1
1,190,857 (1)(2)	Mill City Mortgage Loan Trust 2017-3 M2, 3.250%, 01/25/2061	1,161,167	0.1
1,800,000 (1)(2)	Mill City Mortgage Trust 2015-2 B2, 3.820%, 09/25/2057	1,498,129	0.1
2,662,062 (2)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	2,520,596	0.3
1,921,832 (2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,847,669	0.2
1,786,759 (2)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	1,804,161	0.2
1,941,405 (2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,780,247	0.2
1,317,282 (2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,318,138	0.1
1,650,000 (2)	Neuberger Berman CLO XVI-S Ltd. 2017-16SA D, 4.331%, (US0003M + 2.500%), 01/15/2028	1,349,776	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,000,000 (2)(7)	Neuberger Berman CLO XXI Ltd. 2016-21A ER, 7.019%, (US0003M + 5.200%), 04/20/2027	$1,811,709	0.2
475,000 (2)	OHA Credit Partners IX Ltd. 2013-9A DR, 5.119%, (US0003M + 3.300%), 10/20/2025	436,478	0.0
2,750,000 (2)	Palmer Square Loan Funding 2018-1A D Ltd., 5.781%, (US0003M + 3.950%), 04/15/2026	1,826,836	0.2
2,500,000 (2)	Palmer Square Loan Funding 2018-1A E Ltd., 7.731%, (US0003M + 5.900%), 04/15/2026	1,540,570	0.1
3,000,000 (2)	Palmer Square Loan Funding 2018-4 D Ltd., 5.942%, (US0003M + 4.250%), 11/15/2026	2,015,955	0.2
2,068,500 (2)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	1,974,653	0.2
2,000,000 (2)	Progress Residential 2018-SFR1 E Trust, 4.380%, 03/17/2035	1,915,610	0.2
2,147,000 (2)	Recette CLO Ltd. 2015-1A DR, 4.569%, (US0003M + 2.750%), 10/20/2027	1,794,838	0.2
1,950,000 (2)	Recette Clo Ltd. 2015-1A E, 7.519%, (US0003M + 5.700%), 10/20/2027	1,437,384	0.1
1,600,000 (2)	Silver Creek CLO Ltd. 2014-1A CR, 4.119%, (US0003M + 2.300%), 07/20/2030	1,409,080	0.1
900,000 (2)	Sofi Consumer Loan Program 2017-5 B LLC, 3.690%, 09/25/2026	788,859	0.1
1,000,000 (2)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	936,950	0.1
3,800,000 (2)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	3,133,373	0.3
850,000 (2)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	812,358	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,800,000 (2)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	$2,615,765	0.3
1,100,000 (2)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	975,436	0.1
1,500,000 (2)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	1,322,219	0.1
2,500,000 (2)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	2,080,533	0.2
1,950,000 (2)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	1,594,756	0.2
600,000 (2)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	486,563	0.0
1,524,000 (1)(2)	SoFi Consumer Loan Program 2017-1 B, 4.730%, 01/26/2026	1,461,092	0.1
3,200,000 (2)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	2,519,168	0.3
1,780,000 (2)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	1,395,983	0.1
3,397,167 (2)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	3,305,933	0.3
417,280	Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 1.117%, (US0001M + 0.170%), 12/25/2036	387,882	0.0
3,750,000 (2)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	2,782,193	0.3
1,993,880 (2)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	1,537,362	0.2
3,627,305 (2)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 01/30/2055	3,192,239	0.3
4,200,000 (2)	Symphony CLO XIV Ltd. 2014-14A DR, 4.938%, (US0003M + 3.100%), 07/14/2026	3,602,306	0.4
1,580,000 (2)	Taco Bell Funding LLC 2018-1A A2I, 4.318%, 11/25/2048	1,542,491	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,000,000 (2)	TES 2017-2A B LLC, 6.990%, 02/20/2048	$1,394,787	0.1
1,100,000 (2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	940,037	0.1
2,000,000 (2)	THL Credit Wind River 2014-1 CRR CLO Ltd., 3.769%, (US0003M + 1.950%), 07/18/2031	1,628,234	0.2
1,100,000 (1)(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.449%, 11/25/2057	1,057,173	0.1
1,200,000 (1)(2)	Towd Point Mortgage Trust 2017-2 M1, 3.750%, 04/25/2057	1,147,631	0.1
1,000,000 (2)	Trafigura Securitisation Finance PLC 2018-1A B, 4.290%, 03/15/2022	1,006,783	0.1
3,500,000 (2)	Venture XX CLO Ltd. 2015-20A CR, 3.731%, (US0003M + 1.900%), 04/15/2027	3,009,930	0.3
2,443,750 (2)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	2,233,318	0.2
1,759,500 (2)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,595,022	0.2
3,851,250 (2)	Wendy’s Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	3,669,009	0.4
697,989	Other Securities	668,094	0.1
		156,482,746	15.6

	Student Loan Asset-Backed Securities: 3.8%
315,420 (2)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	294,279	0.0
959,896 (2)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	989,223	0.1
618,392 (2)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	657,959	0.1
270,279 (2)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	276,338	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2020 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
64,688 (2)	Commonbond Student Loan Trust 2018-BGS C, 4.120%, 09/25/2045	$67,010	0.0
661,327 (1)(2)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/2042	670,697	0.1
141,844 (2)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	140,073	0.0
405,291 (1)(2)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	419,364	0.0
219,971 (2)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	223,406	0.0
513,232 (2)	Earnest Student Loan Program, LLC 2016-D B, 3.800%, 01/25/2041	523,505	0.1
490,361 (2)	Earnest Student Loan Program, LLC 2016-D C, 4.390%, 01/25/2041	492,752	0.1
428,101 (2)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	427,656	0.0
600,000 (2)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	614,697	0.1
2,050,000 (1)(2)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	2,077,998	0.2
516,550 (2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	502,255	0.1
1,290,000 (2)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	1,297,645	0.1
5,050,000 (2)	SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	5,059,098	0.5
2,623,000 (2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,567,473	0.3
1,000,000 (2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,038,473	0.1
416,414 (2)	SoFi Professional Loan Program 2015-B B, 3.520%, 03/25/2036	419,337	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
478,103 (2)	SoFi Professional Loan Program 2015-C B LLC, 3.580%, 08/25/2036	$486,105	0.1
245,131 (2)	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/2037	246,597	0.0
1,600,000 (2)	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/2037	1,627,706	0.2
3,265,000 (1)(2)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	3,456,924	0.3
1,525,000 (1)(2)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,610,189	0.2
1,250,000 (1)(2)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,308,390	0.1
1,250,000 (2)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/2040	1,276,059	0.1
1,000,000 (2)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,053,020	0.1
4,000,000 (2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	3,982,897	0.4
2,000,000 (2)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	2,033,448	0.2
1,000,000 (2)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,032,126	0.1
1,000,000 (2)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	1,008,478	0.1
		37,881,177	3.8
	Total Asset-Backed Securities (Cost $261,815,854)	231,545,959	23.1
	Total Long-Term Investments (Cost $1,093,278,420)	959,334,614	95.8

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2020 (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Mutual Funds: 2.9%
29,533,000 (8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.340% (Cost $29,533,000)	$29,533,000	2.9
	Total Short-Term Investments (Cost $29,533,000)	29,533,000	2.9
	Total Investments in Securities (Cost $1,122,811,420)	$988,867,614	98.7
	Assets in Excess of Other Liabilities	12,591,498	1.3
	Net Assets	$1,001,459,112	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Variable rate security. Rate shown is the rate in effect as of March 31, 2020.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of March 31, 2020.

(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(5)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(6)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(7)
Settlement is on a when-issued or delayed-delivery basis.

(8)
Rate shown is the 7-day yield as of March 31, 2020.

Reference Rate Abbreviations:
12MTA 12-month Treasury Average
US0001M 1-month LIBOR
US0003M 3-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$399,178,125	$—	$399,178,125
Asset-Backed Securities	—	231,545,959	—	231,545,959
Commercial Mortgage-Backed Securities	—	328,610,530	—	328,610,530
Short-Term Investments	29,533,000	—	—	29,533,000
Total Investments, at fair value	$29,533,000	$959,334,614	$—	$988,867,614
Other Financial Instruments+
Futures	1,663,022	—	—	1,663,022
Total Assets	$31,196,022	$959,334,614	$—	$990,530,636
Liabilities Table
Other Financial Instruments+
Futures	$(7,186,896)	$—	$—	$(7,186,896)
Total Liabilities	$(7,186,896)	$—	$—	$(7,186,896)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2020 (continued)

At March 31, 2020, the following futures contracts were outstanding for Voya Securitized Credit Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	595	06/19/20	$82,519,062	$1,663,022
U.S. Treasury Ultra Long Bond	186	06/19/20	41,268,750	(59,150)
			$123,787,812	$1,603,872
Short Contracts:
U.S. Treasury 2-Year Note	(495)	06/30/20	(109,089,492)	(1,104,261)
U.S. Treasury 5-Year Note	(1,430)	06/30/20	(179,263,906)	(4,297,695)
U.S. Treasury Long Bond	(232)	06/19/20	(41,542,500)	(783,442)
U.S. Treasury Ultra 10-Year Note	(577)	06/19/20	(90,030,031)	(942,348)
			$(419,925,929)	$(7,127,746)
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$1,663,022
Total Asset Derivatives		$1,663,022
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$7,186,896
Total Liability Derivatives		$7,186,896

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(7,544,859)
Total	$(7,544,859)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(5,732,009)
Total	$(5,732,009)
At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at year end were:
Cost for federal income tax purposes was $1,117,648,818.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$4,146,687
Gross Unrealized Depreciation	(138,451,765)
Net Unrealized Depreciation	$(134,305,078)
See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended March 31, 2020 were as follows:
Fund Name	Type	Per Share Amount
Voya Emerging Markets Corporate Debt Fund
Class P	NII	$0.4870
All Classes	ROC	$0.0286
Voya Emerging Markets Hard Currency Debt Fund
Class A	NII	$0.3992
Class I	NII	$0.4288
Class P	NII	$0.5026
Class W	NII	$0.4237
Voya Emerging Markets Local Currency Debt Fund
Class P	NII	$0.3176
Class P	ROC	$0.0178
Voya Securitized Credit Fund
Class A	NII	$0.3912
Class I	NII	$0.4250
Class P	NII	$0.4924
Class W	NII	$0.4183
All Classes	STCG	$0.0077
All Classes	ROC	$0.0775

NII – Net investment income
STCG – Short-term capital gain
ROC – Return of capital
Pursuant to Internal Revenue Code Section 871(k)(1), Voya Securitized Credit Fund designates 100% of net investment income distributions as interest-related dividends.
Voya Securitized Credit Fund designates 100% of its short-term capital gain distributions as short-term capital gain dividends as defined in Internal Revenue Code Section 871(k)(2).
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trust are managed under the direction of the Board. A Trustee, who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about Trustees of the Trust and is available, without charge, upon request at (800) 992-0180.
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Independent Trustees:
Colleen D. Baldwin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 59	Trustee Chairperson	July 2007 – Present January 2020 – Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009 – Present).	136	Dentaquest (February 2014 – Present); RSR Partners, Inc. (2016 – Present).
John V. Boyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 66	Trustee	May 2007 – Present	Retired. Formerly, President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008 – December 2019).	136	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 71	Trustee	May 2007 – Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000 – Present).	136	Wisconsin Energy Corporation (June 2006 – Present); The Royce Funds (22 funds) (December 2009 – Present); and AMICA Mutual Insurance Company (1992 – Present).
Martin J. Gavin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258 Age: 70	Trustee	August 2015 – Present	Retired. Formerly, President and Chief Executive Officer, Connecticut Children’s Medical Center (May 2006 − November 2015).	136	None.
Joseph E. Obermeyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	Trustee	May 2013 – Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999 – Present).	136	None.
Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 69	Trustee	May 2007 – Present	Consultant (May 2001 – Present).	136	None.
Christopher P. Sullivan 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 66	Trustee	October 2015 – Present	Retired.	136	None.

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Trustee who is an “interested person”:
Dina Santoro 230 Park Avenue New York, New York 10169 Age: 47	Trustee	July 2018 – Present	President, Voya Investments, LLC and Voya Capital, LLC (March 2018 – Present); Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017 – Present). Formerly, Managing Director, Quantitative Management Associates, LLC (January 2004 – August 2017).	136	Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018 – Present); Voya Investments Distributor, LLC (April 2018 – Present).

(1)
Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee who is not an “interested person” as defined in the 1940 Act, of each Fund (“Independent Trustee”) is subject to the Board’s retirement policy which states that each duly elected or appointed Independent Trustee shall retire from and cease to be a member of the Board of Trustees at the close of business on December 31 of the calendar year in which the Independent Trustee attains the age of 75. A majority vote of the Board’s other Independent Trustees may extend the retirement date of an Independent Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for the purposes of appointing a successor to the Independent Trustee or otherwise comply under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).

(2)
For the purposes of this table, “Fund Complex” means the Voya family of funds including the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Government Money Market Portfolio; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya International High Dividend Equity Income Fund; Voya Investors Trust; Voya Mutual Funds; Voya Natural Resources Equity Income Fund; Voya Partners, Inc.; Voya Prime Rate Trust; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Fund Complex is as of April 30, 2020.

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Michael Bell One Orange Way Windsor, Connecticut 06095 Age: 51	Chief Executive Officer	March 2018 – Present	Chief Executive Officer and Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018 – Present); Senior Vice President and Chief Financial Officer, Voya Investments Distributor, LLC (September 2019 – Present); Chief Financial Officer, Voya Investment Management (September 2014 – Present). Formerly, Senior Vice President, Chief Financial Officer and Treasurer, Voya Investments, LLC (November 2015 – March 2018).
Dina Santoro 230 Park Avenue New York, New York 10169 Age: 47	President	March 2018 – Present	President and Director, Voya Investments, LLC and Voya Capital, LLC (March 2018 – Present); Director, Voya Funds Services, LLC (March 2018 – Present); Director and Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017 – Present). Formerly, Managing Director, Quantitative Management Associates, LLC (January 2004 – August 2017).
Jonathan Nash 230 Park Avenue New York, New York 10169 Age: 52	Executive Vice President Chief Investment Risk Officer	March 2020 – Present March 2020 – Present	Senior Vice President, Investment Risk Management, Voya Investment Management (March 2017 – Present); Formerly, Consultant, DA Capital LLC (January 2016 – March 2017); Managing Director, Enterprise Risk, American International Group (AIG) (September 2014 – March 2015).
James M. Fink 5780 Powers Ferry Road NW Atlanta, Georgia 30327 Age: 62	Executive Vice President	March 2018 – Present	Managing Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018 – Present); Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Chief Administrative Officer, Voya Investment Management (September 2017 – Present). Formerly, Managing Director, Operations, Voya Investment Management (March 1999 – September 2017).
Kevin M. Gleason 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 53	Chief Compliance Officer	February 2012 – Present	Senior Vice President, Voya Investment Management and Chief Compliance Officer, Voya Family of Funds (February 2012 – Present).
Todd Modic 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 52	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2007 – Present	President, Voya Funds Services, LLC (March 2018 – Present) and Senior Vice President, Voya Investments, LLC (April 2005 – Present).
Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 55	Senior Vice President	March 2007 – Present	Senior Vice President, Voya Investments, LLC (September 2003 – Present).
Robert Terris 5780 Powers Ferry Road NW Atlanta, Georgia 30327 Age: 49	Senior Vice President	March 2007 – Present	Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Senior Vice President, Head of Division Operations, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (March 2006 – Present).
Maria M. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	Vice President	March 2007 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (September 2004 – Present).

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Fred Bedoya 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 47	Vice President	September 2012 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2012 – Present).
Sara M. Donaldson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 60	Vice President	September 2014 – Present	Vice President, Voya Investments, LLC (October 2015 – Present). Formerly, Vice President, Voya Funds Services, LLC (April 2014 – October 2015).
Micheline S. Faver 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 42	Vice President	September 2016 – Present	Senior Vice President, Head of Fund Compliance and Chief Compliance Office, Voya Investments, LLC (March 2020 – Present). Formerly, Vice President, Head of Fund Compliance and Chief Compliance Officer, Voya Investments, LLC (June 2016 – March 2020); and Vice President, Mutual Fund Compliance (March 2014 – June 2016).
Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 52	Vice President	March 2007 – Present	Vice President, Voya Funds Services, LLC (November 1995 – Present) and Voya Investments, LLC (August 1997 – Present).
Jason Kadavy 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 44	Vice President	September 2012 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2007 – Present).
Andrew K. Schlueter 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 44	Vice President	March 2018 – Present	Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Vice President, Voya Investments, LLC and Voya Funds Services, LLC (March 2018 – Present); Vice President, Head of Mutual Fund Operations, Voya Investment Management (February 2018 – Present). Formerly, Vice President, Voya Investment Management (March 2014 – February 2018).
Craig Wheeler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 51	Vice President	May 2013 – Present	Vice President – Director of Tax, Voya Investments, LLC (October 2015 – Present). Formerly, Vice President – Director of Tax, Voya Funds Services, LLC (March 2013 – October 2015).
Monia Piacenti One Orange Way Windsor, Connecticut 06095 Age: 43	Anti-Money Laundering Officer	June 2018 – Present	Anti-Money Laundering Officer, Voya Investments Distributor, LLC, Voya Investment Management and Voya Investment Management Trust Co. (June 2018 – Present); Compliance Consultant, Voya Financial, Inc. (January 2019 – Present). Formerly, Senior Compliance Officer, Voya Investment Management (December 2009 – December 2018).
Theresa K. Kelety 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 57	Secretary	January 2020 – Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).
Paul A. Caldarelli 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 68	Assistant Secretary	June 2010 – Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Joanne F. Osberg 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 38	Assistant Secretary	January 2020 – Present	Vice President and Counsel, Voya Investment Management – Mutual Fund Legal Department (January 2013 – Present).

(1)
The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT Management Contracts AND SUB-ADVISORY CONTRACTS
At a meeting held on November 21, 2019, the Board of Trustees (“Board”) of Voya Separate Portfolios Trust (the “Trust”), including a majority of the Independent Trustees, considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund, and Voya Securitized Credit Fund, each a series of the Trust (the “Funds”), and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”) for an additional one year period ending November 30, 2020. In determining to renew such contracts, the Board considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other matters.
In addition to the Board meeting on November 21, 2019, the Independent Trustees also held meetings outside the presence of personnel representing the Manager or Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2019, and November 19, 2019, specifically to review and consider materials related to the proposed continuance of the Contracts that they believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. Subsequent references herein to factors considered and determinations made by the Independent Trustees and/or the Board include, as applicable, factors considered and determinations made at those meetings by the Independent Trustees. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board follows a process pursuant to which it seeks and considers relevant information when it evaluates whether to renew existing investment management and sub-advisory contracts for the Voya funds. The Board has established a Contracts Committee and Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process, among other functions, and each IRC meets several times throughout the year to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers, with respect to each Voya fund that is assigned to that IRC.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”)related to the investment management and sub-advisory contract renewal process. The Methodology Guide sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data including, but not limited to, investment performance, fee structure, and expense information prepared in connection with the renewal process. In addition, the Independent Trustees periodically have retained, including most recently in 2018, an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was overarching, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to each Fund’s investment management and sub-advisory arrangements.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.
The Board considered the “manager-of-managers” platform of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions of the Sub-Adviser with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing oversight and due diligence with respect to the sub-advisers and to advocate or recommend, when it believes appropriate, changes in investment strategies or investment sub-advisers designed to assist in improving a Voya fund’s performance. The Board was advised that, in connection with the Manager’s performance of these duties, the Manager has developed an oversight process formulated by its Manager Research & Selection Group which reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and the Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are consistently complied with, and other periodic reports covering related matters.
The Board considered the portfolio management team assigned by the Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Funds.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and the Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index that appears in the Fund’s prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as a Fund grows larger and the extent to which any such economies are shared with the Fund. The Board considered that, while the Funds do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Independent Trustees also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and the Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or the Sub-Adviser, as applicable, for these differences.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and/or recoupment arrangements that apply to

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the fees payable by the Funds, including whether the Manager intends to propose any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliated service providers in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by the Manager.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Manager or reflect all risks, including entrepreneurial, regulatory, legal and operational risks, associated with offering and managing a mutual fund complex in the current regulatory and market environment.
The Board also considered that the Manager is entitled to earn a reasonable level of profits for the services that it provides to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Funds, including their ability to engage in soft-dollar transactions on behalf of the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.
Fund-by-Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 9, 2019, November 19, 2019, and/or November 21, 2019 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2019. In addition, the Board also considered at its October 9, 2019, November 19, 2019, and November 21, 2019 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
Voya Emerging Markets Corporate Debt Fund
In considering whether to approve the renewal of the Contracts for Voya Emerging Markets Corporate Debt Fund, the Board considered that, based on performance data for the periods ended March 31, 2019: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year and five-year periods, the third quintile for the three-year period, and the fourth quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for the three-year and five-year periods and underperformed for the year-to-date and one-year periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the first quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fifth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2020. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Emerging Markets Hard Currency Debt Fund
In considering whether to approve the renewal of the Contracts for Voya Emerging Markets Hard Currency Debt Fund, the Board considered that, based on performance data for the periods ended March 31, 2019: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year and five-year periods, and the second quintile for the year-to-date and three-year periods; and (2) the Fund outperformed its primary benchmark for the three-year and five-year periods and underperformed for the year-to-date and one-year periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the third quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Fund’s management fee rate and net expense ratio.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2020. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Emerging Markets Local Currency Debt Fund
In considering whether to approve the renewal of the Contracts for Voya Emerging Markets Local Currency Debt Fund, the Board considered that, based on performance data for the periods ended March 31, 2019: (1) the Fund is ranked in the third quintile of its Morningstar category for the one-year period, the fourth quintile for the three-year period, and the fifth quintile for the year-to-date and five-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account management’s representations: (1) that the Fund’s defensive positioning during certain periods, and its underweight to the Mexican peso during a more recent period, impacted the Fund’s performance; and (2) regarding its confidence in the Sub-Adviser’s ability to execute the Fund’s investment objective and generate returns.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the first quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2020. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Securitized Credit Fund
In considering whether to approve the renewal of the Contracts for Voya Securitized Credit Fund, the Board considered that, based on performance data for the periods ended March 31, 2019: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year and three-year periods, and the fourth quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its
Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the second quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the third quintile of net expense ratios of the funds in its Selected Peer Group.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2020. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
167539         (0320-052120)

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 10(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, and Joseph E. Obermeyer are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, and Mr. Obermeyer are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Funds’ current Independent Registered Public Accounting Firm, billed to the Funds during the Funds’ fiscal year ended March 31, 2020 and the amount of fees that KPMG LLP (“KPMG”), the Funds’ prior Independent Registered Public Accounting Firm, billed to the Funds during the Funds’ fiscal year ended March 31, 2019.

(a)	Audit Fees(1): The aggregate fees billed for each of the last two fiscal years for professional services rendered by EY and KPMG, the principal accountant for each respective audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $99,750 for the year ended March 31, 2020 and $108,825 for the year ended March 31, 2019.

(b)	Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by EY and KPMG that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended March 31, 2020 and $13,500 for the year ended March 31, 2019.

(c)	Tax Fees(2): The aggregate fees billed in each of the last two fiscal years for professional services rendered by EY and KPMG for tax compliance, tax advice, and tax planning were $11,625 for the year ended March 31, 2020 and $42,094 for the year ended March 31, 2019. Such services included review of excise distribution calculations (if applicable), preparation of the Funds’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees(3): The aggregate fees billed in each of the last two fiscal years for products and services provided by EY and KPMG, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended March 31, 2020 and $0 for the year ended March 31, 2019.

(1) For the year ended March 31, 2020, KPMG billed $2,553 for Audit Fees.

(2) For the year ended March 31, 2020, KPMG billed $41,888 for Tax Fees.

(3) For the year ended March 31, 2020, KPMG billed $368 for All Other Fees.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.       Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II.       Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.       Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-SAR or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.       Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.       Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.       Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII. Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.       Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.       Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved: November 21, 2019

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2020 through December 31, 2020

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $750 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2020 through December 31, 2020

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course
For Prime Rate Trust, agreed upon procedures for quarterly reports to rating agencies	√		Not to exceed $9,450 per quarter

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2020 through December 31, 2020

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued

Pre-Approved Tax Services for the Pre-Approval Period January 1, 2020 through December 31, 2020

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2020 through December 31, 2020

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:     January 1, 2020 to December 31, 2020

•	Bookkeeping or other services related to the accounting records or financial statements of the Funds

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA BALANCED PORTFOLIO, INC.

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA PRIME RATE TRUST

VOYA NATURAL RESOURCES EQUITY INCOME FUND

VOYA SENIOR INCOME FUND

VOYA SEPARATE PORTFOLIOS TRUST

VOYA SERIES FUND, INC.

VOYA STRATEGIC ALLOCATIONS PORTFOLIOS, INC.
VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

100% of the services were approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to each Registrant by the independent registered public accounting firm for each Registrant’s fiscal years ended March 31, 2020 and March 31, 2019; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2020(1)	2019
Voya Separate Portfolios Trust	$11,625	$55,594
Voya Investments, LLC(2)	$13,793,519	$72,250

(1) For the year ended March 31, 2020, KPMG billed the Registrant $42,256 for Non-Audit Fees.

(2) Each Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Complete schedule of investments filed herein.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Voya Investment Grade Credit Fund and the Board of Trustees of Voya Separate Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Voya Investment Grade Credit Fund (the “Fund”) (one of the funds constituting Voya Separate Portfolios Trust (the “Trust”)), including the summary portfolio of investments, as of March 31, 2020, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”) (the financial statements are included in Item 1 of this Form N-CSR) and the portfolio of investments as of March 31, 2020 (included in Item 6 of this Form N-CSR). In our opinion, the financial statements and portfolio of investments present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Voya Separate Portfolios Trust) at March 31, 2020, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The statement of changes in net assets for the year ended March 31, 2019, and the financial highlights for each of the periods in the four-year period then ended, were audited by another independent registered public accounting firm whose report, dated May 23, 2019, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

Basis for Opinion

These financial statements and portfolio of investments are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements and portfolio of investments based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and portfolio of investments are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and portfolio of investments, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and portfolio of investments. Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and portfolio of investments. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

May 26, 2020

Report of Independent Registered Public Accounting Firm

To the Shareholders of Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund and Voya Securitized Credit Fund and the Board of Trustees of Voya Separate Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund and Voya Securitized Credit Fund (the “Funds”) (four of the funds constituting Voya Separate Portfolios Trust (the “Trust”)), including the summary portfolio of investments, as of March 31, 2020, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”) (the financial statements are included in Item 1 of this Form N-CSR) and the portfolio of investments as of March 31, 2020 (included in Item 6 of this Form N-CSR). In our opinion, the financial statements and portfolio of investments present fairly, in all material respects, the financial position of the Funds (four of the funds constituting Voya Separate Portfolios Trust) at March 31, 2020, the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The statement of changes in net assets for the year ended March 31, 2019, and the financial highlights for each of the periods in the four-year period then ended, were audited by another independent registered public accounting firm whose report, dated May 23, 2019, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

Basis for Opinion

These financial statements and portfolio of investments are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements and portfolio of investments based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and portfolio of investments are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and portfolio of investments, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and portfolio of investments. Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and portfolio of investments. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

May 26, 2020

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2020

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 97.8%
		Basic Materials: 2.5%
600,000	(1)	Anglo American Capital PLC, 4.875%, 05/14/2025	$ 583,223	0.4
225,000	(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	228,838	0.2
310,000	(1),(2)	BHP Billiton Finance USA Ltd., 6.750%, 10/19/2075	329,221	0.2
143,000		BHP Billiton Finance USA Ltd., 5.000%, 09/30/2043	188,606	0.1
600,000	(1),(2)	BHP Billiton Finance USA Ltd., 6.250%, 10/19/2075	589,857	0.4
160,000		Dow Chemical Co/The, 5.550%, 11/30/2048	180,557	0.1
145,000		Ecolab, Inc., 4.800%, 03/24/2030	165,726	0.1
371,000		FMC Corp., 3.450%, 10/01/2029	373,505	0.2
180,000		International Paper Co., 4.350%, 08/15/2048	175,128	0.1
180,000		International Paper Co., 4.400%, 08/15/2047	181,775	0.1
363,000		Mosaic Co/The, 5.450%, 11/15/2033	352,899	0.2
453,000		Nutrien Ltd., 3.500%, 06/01/2023	463,584	0.3
225,000		Teck Resources Ltd., 6.000%, 08/15/2040	193,907	0.1
		4,006,826		2.5

		Communications: 8.7%
64,000		AT&T, Inc., 4.750%, 05/15/2046	71,404	0.0
106,000		AT&T, Inc., 4.800%, 06/15/2044	118,627	0.1
561,000		AT&T, Inc., 4.900%, 08/15/2037	631,843	0.4
352,000		AT&T, Inc., 5.250%, 03/01/2037	411,211	0.3
169,000		AT&T, Inc., 5.300%, 08/15/2058	200,006	0.1
17,000		AT&T, Inc., 5.350%, 09/01/2040	19,853	0.0
390,000		AT&T, Inc., 5.550%, 08/15/2041	445,813	0.3
811,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	838,710	0.5
397,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	415,633	0.3
125,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	134,902	0.1
160,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 07/01/2049	170,983	0.1
105,000		Comcast Corp., 3.200%, 07/15/2036	111,263	0.1
446,000		Comcast Corp., 3.250%, 11/01/2039	473,040	0.3
220,000		Comcast Corp., 3.900%, 03/01/2038	248,271	0.2
142,000		Comcast Corp., 4.049%, 11/01/2052	170,052	0.1
262,000		Comcast Corp., 4.250%, 01/15/2033	309,266	0.2
349,000		Comcast Corp., 4.600%, 10/15/2038	436,222	0.3
269,000		Comcast Corp., 4.950%, 10/15/2058	372,999	0.2
320,000		Comcast Corp., 5.650%, 06/15/2035	433,833	0.3
348,000		Corning, Inc., 5.450%, 11/15/2079	360,340	0.2
195,000	(1)	Deutsche Telekom AG, 3.625%, 01/21/2050	194,953	0.1
90,000		Discovery Communications LLC, 3.950%, 03/20/2028	87,740	0.0
157,000		Discovery Communications LLC, 4.875%, 04/01/2043	152,700	0.1
179,000		Discovery Communications LLC, 5.300%, 05/15/2049	181,987	0.1
157,000		Fox Corp., 3.500%, 04/08/2030	156,684	0.1
489,000		Interpublic Group of Cos, Inc./The, 4.750%, 03/30/2030	487,018	0.3
270,000	(1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	270,036	0.2
485,000		Omnicom Group, Inc., 2.450%, 04/30/2030	443,807	0.3
200,000	(1)	Tencent Holdings Ltd., 3.575%, 04/11/2026	213,406	0.1
300,000		TWDC Enterprises 18 Corp., 2.125%, 09/13/2022	295,010	0.2
654,000		Verizon Communications, Inc., 4.500%, 08/10/2033	788,898	0.5
351,000		Verizon Communications, Inc., 4.812%, 03/15/2039	433,970	0.3
499,000		Verizon Communications, Inc., 5.250%, 03/16/2037	640,200	0.4
385,000		ViacomCBS, Inc., 4.950%, 01/15/2031	381,891	0.2
576,000		ViacomCBS, Inc., 5.500%, 05/15/2033	618,983	0.4
274,000		Vodafone Group PLC, 5.125%, 06/19/2059	315,296	0.2
318,000		Walt Disney Co/The, 4.625%, 03/23/2040	388,537	0.2
325,000		Walt Disney Co/The, 4.750%, 11/15/2046	417,418	0.3

See Accompanying Notes to Financial Statements

5

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (CONTINUED)

286,000		Walt Disney Co/The, 6.550%, 03/15/2033	407,936	0.3
265,000		Walt Disney Co/The, 7.750%, 01/20/2024	317,789	0.2
165,000		Walt Disney Co/The, 8.500%, 02/23/2025	207,826	0.1
			13,776,356	8.7

		Consumer, Cyclical: 6.6%
49,076		American Airlines 2014-1 Class B Pass Through Trust, 4.375%, 04/01/2024	45,998	0.0
213,224		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	180,830	0.1
18,559		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	18,703	0.0
152,298		American Airlines 2016-3 Class B Pass Through Trust, 3.750%, 04/15/2027	122,778	0.1
223,505		American Airlines 2019-1 Class AA Pass Through Trust, 3.150%, 08/15/2033	204,308	0.1
34,121		Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 10/11/2021	34,107	0.0
615,000	(1)	Daimler Finance North America LLC, 2.125%, 03/10/2025	567,169	0.4
266,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	242,652	0.2
270,000		Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.000%, 12/10/2029	247,250	0.2
388,364		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	356,894	0.2
440,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	377,300	0.2
325,000		Ford Motor Credit Co. LLC, 2.645%, (US0003M + 1.270%), 03/28/2022	264,229	0.2
213,000		General Motors Co., 5.950%, 04/01/2049	158,147	0.1
167,000		General Motors Co., 6.750%, 04/01/2046	134,033	0.1
155,000		Home Depot, Inc./The, 2.700%, 04/15/2030	158,169	0.1
468,000		Home Depot, Inc./The, 3.125%, 12/15/2049	474,263	0.3
370,000		Home Depot, Inc./The, 3.300%, 04/15/2040	380,281	0.2
230,000		Home Depot, Inc./The, 3.350%, 04/15/2050	250,813	0.2
70,000		Lowe's Cos, Inc., 3.120%, 04/15/2022	69,504	0.0
100,000		Lowe's Cos, Inc., 3.375%, 09/15/2025	100,129	0.1
516,000		Lowe's Cos, Inc., 3.650%, 04/05/2029	532,563	0.3
186,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	173,185	0.1
324,000		Lowe's Cos, Inc., 4.500%, 04/15/2030	358,201	0.2
130,000		Lowe's Cos, Inc., 5.125%, 04/15/2050	157,235	0.1
60,000		McDonald's Corp., 2.625%, 01/15/2022	60,700	0.0
70,000		McDonald's Corp., 4.700%, 12/09/2035	79,363	0.1
264,000		McDonald's Corp., 2.125%, 03/01/2030	247,594	0.2
325,000		McDonald's Corp., 2.225%, (US0003M + 0.430%), 10/28/2021	319,881	0.2
131,000		McDonald's Corp., 3.600%, 07/01/2030	137,485	0.1
195,000		McDonald's Corp., 4.200%, 04/01/2050	216,995	0.1
223,000		McDonald's Corp., 4.450%, 09/01/2048	249,138	0.2
70,000		McDonald's Corp., 5.700%, 02/01/2039	85,129	0.1
160,000		NIKE, Inc., 2.850%, 03/27/2030	169,339	0.1
195,000		NIKE, Inc., 3.250%, 03/27/2040	204,051	0.1
65,000		NIKE, Inc., 3.375%, 03/27/2050	71,439	0.1
190,000		Starbucks Corp., 3.850%, 10/01/2023	200,123	0.1
386,000		TJX Cos, Inc./The, 3.875%, 04/15/2030	400,226	0.3
60,000		Toyota Motor Corp., 3.419%, 07/20/2023	61,706	0.0
60,000		Toyota Motor Credit Corp., 2.092%, (US0003M + 0.400%), 05/17/2022	57,463	0.0
30,000		Toyota Motor Credit Corp., 2.150%, 02/13/2030	27,965	0.0
448,000		Toyota Motor Credit Corp., 3.375%, 04/01/2030	454,205	0.3
65,000		Toyota Motor Credit Corp., 3.450%, 09/20/2023	67,567	0.0
58,088		United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	54,408	0.0
557,309		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	518,916	0.3
245,000		United Airlines 2019-2 Class B Pass Through Trust, 3.500%, 11/01/2029	206,941	0.1

See Accompanying Notes to Financial Statements

6

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (CONTINUED)

118,000		United Airlines 2019-2 Class AA Pass Through Trust, 2.700%, 11/01/2033	107,848	0.1
233,679		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	231,813	0.2
135,000		Walmart, Inc., 3.300%, 04/22/2024	145,242	0.1
165,000		WW Grainger, Inc., 3.750%, 05/15/2046	149,151	0.1
150,000		WW Grainger, Inc., 4.200%, 05/15/2047	170,180	0.1
205,000		WW Grainger, Inc., 1.850%, 02/15/2025	205,650	0.1
		10,509,259		6.6

		Consumer, Non-cyclical: 15.8%
520,000	(1)	AbbVie, Inc., 2.046%, (US0003M + 0.350%), 05/21/2021	505,233	0.3
60,000	(1)	AbbVie, Inc., 2.300%, 11/21/2022	60,029	0.0
90,000	(1)	AbbVie, Inc., 2.950%, 11/21/2026	91,913	0.1
283,000		AbbVie, Inc., 3.200%, 05/14/2026	293,831	0.2
712,000	(1)	AbbVie, Inc., 3.200%, 11/21/2029	730,779	0.5
261,000	(1)	AbbVie, Inc., 4.050%, 11/21/2039	275,004	0.2
298,000	(1)	AbbVie, Inc., 4.250%, 11/21/2049	325,608	0.2
23,000		AbbVie, Inc., 4.450%, 05/14/2046	24,556	0.0
450,000		AbbVie, Inc., 4.500%, 05/14/2035	519,393	0.3
331,000		Allergan Finance LLC, 4.625%, 10/01/2042	417,864	0.3
405,000		Altria Group, Inc., 4.800%, 02/14/2029	424,660	0.3
485,000		Amgen, Inc., 2.450%, 02/21/2030	484,391	0.3
345,000		Amgen, Inc., 3.150%, 02/21/2040	343,819	0.2
958,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	1,050,361	0.7
260,000		Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	262,951	0.2
279,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	286,374	0.2
257,000		Anheuser-Busch InBev Worldwide, Inc., 4.900%, 01/23/2031	286,092	0.2
98,000		Anheuser-Busch InBev Worldwide, Inc., 5.550%, 01/23/2049	115,775	0.1
411,000		Anthem, Inc., 2.875%, 09/15/2029	401,627	0.2
91,000		Anthem, Inc., 3.700%, 09/15/2049	91,725	0.1
225,000		Anthem, Inc., 4.550%, 03/01/2048	255,876	0.2
138,000		Anthem, Inc., 4.625%, 05/15/2042	154,153	0.1
209,000		Anthem, Inc., 5.100%, 01/15/2044	248,941	0.2
60,000		AstraZeneca PLC, 2.375%, 06/12/2022	60,494	0.0
400,000		AstraZeneca PLC, 3.375%, 11/16/2025	421,800	0.3
386,000		Avery Dennison Corp., 2.650%, 04/30/2030	361,619	0.2
280,000		Boston Scientific Corp., 3.375%, 05/15/2022	289,106	0.2
275,000		Boston Scientific Corp., 4.700%, 03/01/2049	315,750	0.2
193,000	(1)	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	209,792	0.1
39,000	(1)	Bristol-Myers Squibb Co., 5.000%, 08/15/2045	52,525	0.0
123,000	(1)	Bristol-Myers Squibb Co., 4.250%, 10/26/2049	154,842	0.1
421,000	(1)	Bristol-Myers Squibb Co., 4.550%, 02/20/2048	535,944	0.3
100,000		Cigna Corp., 3.200%, 03/15/2040	92,579	0.1
609,000		Cigna Corp., 4.800%, 08/15/2038	688,243	0.4
224,000		Cigna Corp., 4.900%, 12/15/2048	272,087	0.2
271,000		Coca-Cola Co/The, 3.450%, 03/25/2030	306,882	0.2
187,000		Coca-Cola Co/The, 4.200%, 03/25/2050	245,690	0.2
356,000		CVS Health Corp., 2.625%, 08/15/2024	357,787	0.2
697,000		CVS Health Corp., 4.780%, 03/25/2038	768,268	0.5
447,000		CVS Health Corp., 5.050%, 03/25/2048	509,600	0.3
60,000		Gilead Sciences, Inc., 1.950%, 03/01/2022	59,233	0.0
1,165,000		Global Payments, Inc., 2.650%, 02/15/2025	1,157,127	0.7
130,000		Global Payments, Inc., 4.800%, 04/01/2026	144,008	0.1
300,000		HCA, Inc., 4.125%, 06/15/2029	303,156	0.2
357,000		HCA, Inc., 5.250%, 06/15/2049	383,705	0.2
182,000		Hershey Co/The, 3.125%, 11/15/2049	171,534	0.1
660,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	660,586	0.4
41,000		Johnson & Johnson, 3.400%, 01/15/2038	47,629	0.0
256,000		Johnson & Johnson, 3.500%, 01/15/2048	317,628	0.2
333,000		Johnson & Johnson, 4.375%, 12/05/2033	437,129	0.3
255,000		Keurig Dr Pepper, Inc., 3.551%, 05/25/2021	258,174	0.2
570,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	594,385	0.4
492,000	(1)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	493,168	0.3
308,000		Kroger Co., 3.875%, 10/15/2046	303,700	0.2
425,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	428,786	0.3

See Accompanying Notes to Financial Statements

7

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (CONTINUED)

380,000		Laboratory Corp. of America Holdings, 3.750%, 08/23/2022	392,276	0.2
282,000	(1)	Mars, Inc., 4.125%, 04/01/2054	320,787	0.2
100,000		McKesson Corp., 3.796%, 03/15/2024	103,939	0.1
40,000		Medtronic, Inc., 2.750%, 04/01/2023	41,165	0.0
398,000		Mylan, Inc., 5.200%, 04/15/2048	358,756	0.2
60,000		PayPal Holdings, Inc., 2.200%, 09/26/2022	59,786	0.0
130,000		PayPal Holdings, Inc., 2.400%, 10/01/2024	130,882	0.1
215,000		PepsiCo, Inc., 3.375%, 07/29/2049	242,624	0.1
265,000		PepsiCo, Inc., 3.500%, 03/19/2040	298,575	0.2
220,000		Pfizer, Inc., 2.750%, 06/03/2026	231,805	0.1
92,000		Pfizer, Inc., 3.450%, 03/15/2029	101,935	0.1
178,000		Pfizer, Inc., 3.900%, 03/15/2039	202,028	0.1
165,000		Pfizer, Inc., 4.000%, 12/15/2036	189,501	0.1
80,000		Pfizer, Inc., 3.000%, 06/15/2023	81,744	0.0
978,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	975,112	0.6
285,000		Sysco Corp., 6.600%, 04/01/2040	306,610	0.2
262,000		Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	265,562	0.2
450,000		Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/2028	514,553	0.3
320,000		Thermo Fisher Scientific, Inc., 4.497%, 03/25/2030	361,428	0.2
142,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	153,467	0.1
83,000		UnitedHealth Group, Inc., 3.700%, 08/15/2049	92,786	0.1
162,000		UnitedHealth Group, Inc., 4.450%, 12/15/2048	204,252	0.1
455,000		Wyeth LLC, 6.450%, 02/01/2024	529,715	0.3
		25,213,199		15.8

		Energy: 8.9%
251,000		Apache Corp., 4.375%, 10/15/2028	134,448	0.1
90,000		Apache Corp., 4.750%, 04/15/2043	40,002	0.0
250,000		Apache Corp., 5.250%, 02/01/2042	113,333	0.1
68,000		BP Capital Markets America, Inc., 3.000%, 02/24/2050	63,769	0.0
70,000		BP Capital Markets America, Inc., 3.119%, 05/04/2026	70,950	0.1
411,000		BP Capital Markets America, Inc., 3.410%, 02/11/2026	411,615	0.3
731,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	785,461	0.5
434,000	(1)	Cameron LNG LLC, 2.902%, 07/15/2031	381,727	0.2
485,000	(1)	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	364,780	0.2
487,000	(3)	Cimarex Energy Co., 3.900%, 05/15/2027	353,971	0.2
394,000	(3)	Cimarex Energy Co., 4.375%, 03/15/2029	264,594	0.2
265,000		Diamondback Energy, Inc., 2.875%, 12/01/2024	185,701	0.1
245,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	173,634	0.1
482,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	341,869	0.2
938,000		Enable Midstream Partners L.P., 4.150%, 09/15/2029	432,573	0.3
90,000		Enable Midstream Partners L.P., 4.950%, 05/15/2028	44,987	0.0
400,000		Energy Transfer Operating L.P., 5.300%, 04/15/2047	305,789	0.2
290,000	(2)	Energy Transfer Operating L.P., 7.125%, 12/31/2199	174,893	0.1
713,000		Enterprise Products Operating LLC, 2.800%, 01/31/2030	651,955	0.4
176,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	150,166	0.1
184,000		Equinor ASA, 3.250%, 11/18/2049	182,048	0.1
482,000		Exxon Mobil Corp., 2.275%, 08/16/2026	490,657	0.3
190,000		Exxon Mobil Corp., 2.995%, 08/16/2039	191,221	0.1
125,000		Exxon Mobil Corp., 2.019%, 08/16/2024	125,100	0.1
65,000		Exxon Mobil Corp., 2.709%, 03/06/2025	68,079	0.0
320,000		Exxon Mobil Corp., 3.482%, 03/19/2030	355,040	0.2
200,000		Exxon Mobil Corp., 4.227%, 03/19/2040	232,106	0.2
530,000		Marathon Petroleum Corp., 5.125%, 04/01/2024	495,240	0.3
330,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	253,946	0.2
236,000		MPLX L.P., 4.000%, 02/15/2025	202,626	0.1

See Accompanying Notes to Financial Statements

8

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (CONTINUED)

343,000		MPLX L.P., 5.200%, 03/01/2047	274,924	0.2
71,000		MPLX L.P., 5.500%, 02/15/2049	60,179	0.0
65,000		Noble Energy, Inc., 3.250%, 10/15/2029	38,220	0.0
385,000		Noble Energy, Inc., 4.200%, 10/15/2049	209,722	0.1
328,000		Occidental Petroleum Corp., 2.900%, 08/15/2024	179,090	0.1
599,000		Occidental Petroleum Corp., 3.500%, 08/15/2029	282,138	0.2
121,000	(3)	Occidental Petroleum Corp., 4.400%, 08/15/2049	52,477	0.0
85,000		Occidental Petroleum Corp., 4.500%, 07/15/2044	35,118	0.0
201,000		ONEOK, Inc., 3.100%, 03/15/2030	152,041	0.1
121,000		ONEOK, Inc., 4.500%, 03/15/2050	92,087	0.1
426,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	292,715	0.2
431,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	355,096	0.2
530,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	429,775	0.3
500,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	430,387	0.3
135,000		Shell International Finance BV, 4.125%, 05/11/2035	155,274	0.1
378,000		Shell International Finance BV, 4.000%, 05/10/2046	425,428	0.3
201,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	177,652	0.1
201,000		Sunoco Logistics Partners Operations L.P., 5.400%, 10/01/2047	160,299	0.1
130,000		Total Capital International SA, 2.434%, 01/10/2025	130,738	0.1
519,000		Total Capital International SA, 2.829%, 01/10/2030	526,664	0.3
387,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	353,313	0.2
919,000		Williams Partners L.P., 3.600%, 03/15/2022	891,484	0.6
514,000		Williams Partners L.P., 3.750%, 06/15/2027	472,262	0.3
		14,219,363		8.9

		Financial: 29.6%
335,000		Aflac, Inc., 3.600%, 04/01/2030	339,817	0.2
258,000		Alexandria Real Estate Equities, Inc., 4.900%, 12/15/2030	281,443	0.2
50,000		American Express Co., 2.500%, 08/01/2022	50,931	0.0
260,000		American Express Co., 3.000%, 10/30/2024	268,743	0.2
683,000		American International Group, Inc., 3.875%, 01/15/2035	672,145	0.4
100,000		American International Group, Inc., 4.250%, 03/15/2029	104,741	0.1
625,000	(2)	American International Group, Inc., 5.750%, 04/01/2048	549,211	0.3
125,000		American Tower Corp., 3.000%, 06/15/2023	125,325	0.1
190,000		American Tower Corp., 3.500%, 01/31/2023	191,605	0.1
80,000		American Tower Corp., 4.000%, 06/01/2025	82,326	0.0
95,000		American Tower Corp., 5.000%, 02/15/2024	100,742	0.1
105,000		Ameriprise Financial, Inc., 4.000%, 10/15/2023	111,698	0.1
687,000	(2)	Assurant, Inc., 7.000%, 03/27/2048	593,403	0.4
445,000		Athene Holding Ltd., 6.150%, 04/03/2030	444,146	0.3
867,000		AvalonBay Communities, Inc., 2.300%, 03/01/2030	808,954	0.5
205,000		AvalonBay Communities, Inc., 3.200%, 01/15/2028	204,345	0.1
1,200,000	(2)	Banco Bilbao Vizcaya Argentaria SA, 6.500%, 12/31/2199	930,834	0.6
215,000	(2)	Bank of America Corp., 3.194%, 07/23/2030	219,992	0.1
885,000	(2)	Bank of America Corp., 3.419%, 12/20/2028	915,639	0.6
246,000	(2)	Bank of America Corp., 4.078%, 04/23/2040	276,855	0.2
423,000		Bank of America Corp., 4.250%, 10/22/2026	452,401	0.3
350,000	(2)	Bank of America Corp., 4.271%, 07/23/2029	380,506	0.2
430,000	(2)	Bank of America Corp., 5.125%, 12/31/2199	408,799	0.3
545,000	(2)	Bank of America Corp., 2.015%, 02/13/2026	534,577	0.3
127,000		Bank of Nova Scotia/The, 2.200%, 02/03/2025	126,896	0.1
1,027,000		BlackRock, Inc., 2.400%, 04/30/2030	1,028,646	0.6
338,000	(1),(2)	BNP Paribas SA, 3.052%, 01/13/2031	321,489	0.2
90,000		Brandywine Operating Partnership L.P., 3.950%, 02/15/2023	93,089	0.1
778,000		Brookfield Finance LLC, 3.450%, 04/15/2050	627,457	0.4
220,000		Canadian Imperial Bank of Commerce, 0.818%, (SOFRRATE + 0.800%), 03/17/2023	209,810	0.1

See Accompanying Notes to Financial Statements

9

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (CONTINUED)

127,000		Charles Schwab Corp./The, 4.625%, 03/22/2030	139,775	0.1
305,000		Chubb INA Holdings, Inc., 4.350%, 11/03/2045	371,199	0.2
663,000	(2)	Citibank NA, 2.844%, 05/20/2022	664,358	0.4
759,000		Citigroup, Inc., 4.450%, 09/29/2027	797,630	0.5
387,000	(2)	Citigroup, Inc., 4.412%, 03/31/2031	426,676	0.3
250,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	256,585	0.2
275,000	(1)	Credit Agricole SA/London, 3.875%, 04/15/2024	281,165	0.2
1,730,000	(1)	Credit Agricole SA/London, 2.375%, 01/22/2025	1,696,505	1.1
288,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	294,424	0.2
487,000	(1),(2)	Credit Suisse Group AG, 4.194%, 04/01/2031	499,891	0.3
675,000	(1),(2)	Credit Suisse Group AG, 6.375%, 12/31/2199	593,011	0.4
410,000	(1),(2)	Credit Suisse Group AG, 7.250%, 12/31/2199	372,360	0.2
75,000		Crown Castle International Corp., 5.250%, 01/15/2023	79,645	0.0
410,000	(1),(2)	Danske Bank A/S, 3.001%, 09/20/2022	406,222	0.3
710,000	(1),(2)	Danske Bank A/S, 3.244%, 12/20/2025	661,260	0.4
635,000	(1)	Danske Bank A/S, 4.375%, 06/12/2028	653,857	0.4
295,000		Duke Realty Corp., 3.875%, 10/15/2022	306,046	0.2
398,000		Duke Realty L.P., 2.875%, 11/15/2029	383,705	0.2
279,000		ERP Operating L.P., 2.500%, 02/15/2030	259,709	0.2
120,000		Essex Portfolio L.P., 3.375%, 04/15/2026	121,394	0.1
40,000		Essex Portfolio L.P., 4.500%, 03/15/2048	42,551	0.0
371,000		Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	401,172	0.2
525,000	(1),(3)	Fairfax US, Inc., 4.875%, 08/13/2024	553,585	0.3
300,000	(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	290,948	0.2
722,000	(2)	Fifth Third Bancorp, 5.100%, 12/29/2049	585,322	0.4
332,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	360,120	0.2
404,000		Goldman Sachs Capital I, 6.345%, 02/15/2034	486,746	0.3
197,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	265,682	0.2
136,000	(1)	Guardian Life Insurance Co. of America/The, 3.700%, 01/22/2070	125,832	0.1
235,000	(1),(2)	Harborwalk Funding Trust, 5.077%, 02/15/2069	278,087	0.2
110,000	(1)	High Street Funding Trust II, 4.682%, 02/15/2048	136,478	0.1
876,000	(2)	HSBC Holdings PLC, 2.633%, 11/07/2025	851,402	0.5
248,000	(2)	HSBC Holdings PLC, 3.973%, 05/22/2030	255,189	0.2
200,000	(2)	HSBC Holdings PLC, 4.041%, 03/13/2028	203,983	0.1
126,000		HSBC Holdings PLC, 4.950%, 03/31/2030	139,204	0.1
505,000	(2)	Huntington Bancshares, Inc./OH, 5.700%, 12/31/2199	404,247	0.3
300,000		Intercontinental Exchange, Inc., 3.450%, 09/21/2023	317,136	0.2
235,000		Intercontinental Exchange, Inc., 4.000%, 10/15/2023	246,158	0.2
175,000		Intercontinental Exchange, Inc., 4.250%, 09/21/2048	192,768	0.1
1,187,000	(2)	JPMorgan Chase & Co., 2.301%, 10/15/2025	1,189,159	0.7
43,000	(2)	JPMorgan Chase & Co., 2.776%, 04/25/2023	43,583	0.0
64,000	(2)	JPMorgan Chase & Co., 3.207%, 04/01/2023	65,280	0.0
321,000	(2)	JPMorgan Chase & Co., 4.493%, 03/24/2031	372,886	0.2
1,253,000	(2)	JPMorgan Chase & Co., 4.600%, 12/31/2199	1,098,192	0.7
140,000		Kite Realty Group L.P., 4.000%, 10/01/2026	140,253	0.1
415,000	(1)	KKR Group Finance Co. VII LLC, 3.625%, 02/25/2050	344,360	0.2
935,000	(2)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	884,845	0.6
195,000		Loews Corp., 2.625%, 05/15/2023	195,125	0.1
1,035,000		Mitsubishi UFJ Financial Group, Inc., 2.559%, 02/25/2030	998,616	0.6
750,000	(2)	Mizuho Financial Group, Inc., 2.226%, 05/25/2026	736,633	0.5
241,000	(2)	Morgan Stanley, 2.720%, 07/22/2025	244,379	0.1
775,000	(2)	Morgan Stanley, 3.622%, 04/01/2031	808,264	0.5
138,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	121,847	0.1
132,000		Oaktree Specialty Lending Corp., 3.500%, 02/25/2025	118,807	0.1
519,000		Old Republic International Corp., 4.875%, 10/01/2024	549,158	0.3
796,000		Prologis L.P., 2.250%, 04/15/2030	731,153	0.5

See Accompanying Notes to Financial Statements

10

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (CONTINUED)

295,000		Raymond James Financial, Inc., 4.650%, 04/01/2030	309,134	0.2
883,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	933,831	0.6
575,000	(2)	Royal Bank of Scotland Group PLC, 4.269%, 03/22/2025	591,650	0.4
316,000		Service Properties Trust, 4.950%, 10/01/2029	274,532	0.2
370,000		Simon Property Group L.P., 2.750%, 06/01/2023	365,147	0.2
200,000	(1)	Societe Generale SA, 3.000%, 01/22/2030	184,059	0.1
298,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	297,714	0.2
1,683,000	(2)	Synovus Financial Corp., 5.750%, 12/15/2025	1,596,738	1.0
254,000		Toronto-Dominion Bank/The, 1.900%, 12/01/2022	254,168	0.2
185,000	(2)	Truist Financial Corp., 4.800%, 12/31/2199	159,229	0.1
685,000		UBS AG, 5.125%, 05/15/2024	691,850	0.4
845,000		UDR, Inc., 3.200%, 01/15/2030	834,202	0.5
160,000		Visa, Inc., 2.700%, 04/15/2040	158,822	0.1
530,000		Visa, Inc., 3.150%, 12/14/2025	578,677	0.4
320,000		Weingarten Realty Investors, 3.500%, 04/15/2023	327,678	0.2
423,000	(2)	Wells Fargo & Co., 2.406%, 10/30/2025	417,532	0.3
652,000	(2)	Wells Fargo & Co., 3.196%, 06/17/2027	672,690	0.4
310,000		Wells Fargo & Co., 3.000%, 04/22/2026	319,784	0.2
310,000		Wells Fargo & Co., 3.000%, 10/23/2026	318,323	0.2
269,000		Wells Fargo & Co., 4.750%, 12/07/2046	311,945	0.2
202,000	(2)	Wells Fargo & Co., 5.013%, 04/04/2051	258,316	0.2
460,000	(2)	Wells Fargo Bank NA, 2.082%, 09/09/2022	458,179	0.3
646,000		XLIT Ltd., 4.450%, 03/31/2025	668,455	0.4
468,000		XLIT Ltd., 5.500%, 03/31/2045	543,996	0.3
			47,027,783	29.6

		Industrial: 7.1%
99,000		Burlington Northern Santa Fe LLC, 4.400%, 03/15/2042	116,106	0.1
200,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	250,247	0.2
215,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	280,510	0.2
665,000	(1)	Carrier Global Corp., 2.242%, 02/15/2025	651,652	0.4
550,000	(1)	Carrier Global Corp., 2.493%, 02/15/2027	527,531	0.3
345,000	(1)	Carrier Global Corp., 3.377%, 04/05/2040	306,023	0.2
365,000		Caterpillar Financial Services Corp., 1.913%, (US0003M + 0.200%), 11/12/2021	358,328	0.2
577,000		Caterpillar Financial Services Corp., 2.150%, 11/08/2024	579,012	0.4
289,000	(3)	Caterpillar, Inc., 2.600%, 09/19/2029	285,661	0.2
267,000		Caterpillar, Inc., 3.250%, 09/19/2049	269,927	0.2
333,000		CSX Corp., 4.650%, 03/01/2068	364,785	0.2
259,000		FedEx Corp., 3.100%, 08/05/2029	256,098	0.2
100,000		FedEx Corp., 3.900%, 02/01/2035	98,169	0.1
290,000		FedEx Corp., 4.100%, 02/01/2045	265,758	0.2
120,000		FedEx Corp., 4.550%, 04/01/2046	114,514	0.1
221,000		FedEx Corp., 4.950%, 10/17/2048	217,216	0.1
280,000		General Electric Co., 3.100%, 01/09/2023	284,751	0.2
79,000		General Electric Co., 3.150%, 09/07/2022	79,911	0.0
295,000		John Deere Capital Corp., 2.050%, 01/09/2025	295,156	0.2
305,000		John Deere Capital Corp., 2.800%, 07/18/2029	297,449	0.2
168,000		Packaging Corp. of America, 4.050%, 12/15/2049	168,820	0.1
392,000		Rockwell Collins, Inc., 2.800%, 03/15/2022	396,338	0.2
380,000		Rockwell Collins, Inc., 3.200%, 03/15/2024	392,742	0.2
357,000		Rockwell Collins, Inc., 4.350%, 04/15/2047	398,986	0.3
30,000		Rockwell Collins, Inc., 4.800%, 12/15/2043	34,879	0.0
940,000		Roper Technologies, Inc., 3.000%, 12/15/2020	940,704	0.6
210,000		Union Pacific Corp., 3.250%, 02/05/2050	206,961	0.1
60,000		Union Pacific Corp., 3.600%, 09/15/2037	62,347	0.0
284,000	(1)	Union Pacific Corp., 3.839%, 03/20/2060	308,768	0.2
93,000		Union Pacific Corp., 4.050%, 11/15/2045	98,462	0.1
130,000		United Parcel Service, Inc., 2.350%, 05/16/2022	133,006	0.1
127,000		United Parcel Service, Inc., 4.450%, 04/01/2030	144,045	0.1
320,000		United Parcel Service, Inc., 5.200%, 04/01/2040	392,148	0.2

See Accompanying Notes to Financial Statements

11

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (CONTINUED)

9,000		United Technologies Corp., 3.650%, 08/16/2023	9,480	0.0
316,000		United Technologies Corp., 4.500%, 06/01/2042	368,580	0.2
27,000		United Technologies Corp., 5.400%, 05/01/2035	33,266	0.0
207,000		United Technologies Corp., 5.700%, 04/15/2040	267,435	0.2
201,000		United Technologies Corp., 6.125%, 07/15/2038	291,622	0.2
60,000		Waste Management, Inc., 2.400%, 05/15/2023	59,076	0.0
310,000		WestRock RKT LLC, 4.000%, 03/01/2023	301,190	0.2
283,000		WRKCo, Inc., 4.200%, 06/01/2032	295,179	0.2
70,000		WRKCo, Inc., 4.650%, 03/15/2026	74,771	0.0
			11,277,609	7.1

		Technology: 7.0%
520,000		Adobe, Inc., 2.300%, 02/01/2030	521,870	0.3
706,000		Apple, Inc., 3.200%, 05/13/2025	766,209	0.5
85,000		Apple, Inc., 3.850%, 05/04/2043	101,015	0.1
342,000		Apple, Inc., 3.850%, 08/04/2046	414,828	0.3
668,000		Apple, Inc., 4.250%, 02/09/2047	859,645	0.5
150,000		Apple, Inc., 4.650%, 02/23/2046	208,532	0.1
325,000	(1)	Broadcom, Inc., 3.125%, 04/15/2021	321,113	0.2
664,000	(1)	Broadcom, Inc., 3.125%, 10/15/2022	658,337	0.4
340,000	(1)	Broadcom, Inc., 4.250%, 04/15/2026	346,211	0.2
497,000		Citrix Systems, Inc., 3.300%, 03/01/2030	465,227	0.3
155,000		Citrix Systems, Inc., 4.500%, 12/01/2027	160,511	0.1
80,000		Fiserv, Inc., 2.750%, 07/01/2024	79,702	0.0
145,000		HP, Inc., 4.375%, 09/15/2021	147,560	0.1
100,000		HP, Inc., 6.000%, 09/15/2041	106,484	0.1
549,000		Intel Corp., 3.250%, 11/15/2049	597,472	0.4
610,000		KLA Corp., 3.300%, 03/01/2050	589,506	0.4
150,000		Lam Research Corp., 2.800%, 06/15/2021	151,394	0.1
70,000		Lam Research Corp., 3.750%, 03/15/2026	74,421	0.0
95,000		Micron Technology, Inc., 4.975%, 02/06/2026	99,832	0.1
254,000		Microsoft Corp., 3.450%, 08/08/2036	291,251	0.2
622,000		Microsoft Corp., 3.700%, 08/08/2046	741,040	0.5
15,000		Microsoft Corp., 4.100%, 02/06/2037	18,370	0.0
70,000		Microsoft Corp., 4.200%, 11/03/2035	88,046	0.0
532,000		Microsoft Corp., 4.500%, 02/06/2057	736,758	0.5
493,000		NVIDIA Corp., 2.850%, 04/01/2030	513,049	0.3
105,000		NVIDIA Corp., 3.500%, 04/01/2040	111,942	0.1
105,000		NVIDIA Corp., 3.700%, 04/01/2060	114,105	0.1
162,000		Oracle Corp., 3.600%, 04/01/2040	161,836	0.1
605,000		Oracle Corp., 2.950%, 04/01/2030	609,915	0.4
550,000		Oracle Corp., 3.600%, 04/01/2050	550,286	0.3
473,000		Oracle Corp., 3.850%, 04/01/2060	478,290	0.3
			11,084,757	7.0

		Utilities: 11.6%
189,000		Alabama Power Co., 3.450%, 10/01/2049	193,210	0.1
135,000		Alabama Power Co., 5.200%, 06/01/2041	144,920	0.1
222,000		Ameren Corp., 3.500%, 01/15/2031	221,474	0.1
247,000		Ameren Illinois Co., 3.250%, 03/15/2050	248,667	0.2
220,000		Appalachian Power Co., 3.400%, 06/01/2025	214,775	0.1
147,000		Appalachian Power Co., 4.500%, 03/01/2049	153,865	0.1
460,000		Arizona Public Service Co., 3.150%, 05/15/2025	475,362	0.3
60,000		Berkshire Hathaway Energy Co., 2.800%, 01/15/2023	57,821	0.0
75,000		CenterPoint Energy Houston Electric LLC, 2.250%, 08/01/2022	71,115	0.1
161,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	181,170	0.1
180,000		Dominion Energy South Carolina, Inc., 5.300%, 05/15/2033	208,604	0.1
690,000	(2)	Dominion Energy, Inc., 4.650%, 12/31/2199	620,520	0.4
573,000		DTE Electric Co., 2.250%, 03/01/2030	556,520	0.4
188,000		DTE Electric Co., 2.950%, 03/01/2050	176,908	0.1
345,000		DTE Energy Co., 2.600%, 06/15/2022	343,898	0.2
60,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	67,867	0.1
281,000		Duke Energy Corp., 2.400%, 08/15/2022	280,838	0.2
60,000		Duke Energy Corp., 3.150%, 08/15/2027	59,235	0.0

See Accompanying Notes to Financial Statements

12

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (CONTINUED)

195,000		Duke Energy Progress LLC, 4.150%, 12/01/2044	220,980	0.1
200,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	229,838	0.2
193,000		Duke Energy Carolinas LLC, 4.250%, 12/15/2041	219,896	0.1
165,000		Duke Energy Carolinas LLC, 6.450%, 10/15/2032	221,235	0.1
180,000		Duke Energy Corp., 3.050%, 08/15/2022	181,654	0.1
225,000		Duke Energy Florida LLC, 2.500%, 12/01/2029	221,694	0.1
145,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	158,354	0.1
145,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	166,742	0.1
318,000		Entergy Arkansas LLC, 4.200%, 04/01/2049	362,653	0.2
100,000		Entergy Gulf States Louisiana LLC, 5.590%, 10/01/2024	110,947	0.1
35,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	35,824	0.0
130,000		Entergy Louisiana LLC, 4.000%, 03/15/2033	144,516	0.1
455,000		Entergy Louisiana LLC, 4.200%, 09/01/2048	518,948	0.3
395,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	418,293	0.3
212,000		Entergy Mississippi LLC, 3.850%, 06/01/2049	217,160	0.1
546,000		Eversource Energy, 2.900%, 10/01/2024	561,073	0.4
188,000		Eversource Energy, 3.450%, 01/15/2050	171,637	0.1
130,000		Exelon Corp., 4.950%, 06/15/2035	138,607	0.1
510,000		Exelon Corp., 4.050%, 04/15/2030	506,126	0.3
572,000		Exelon Corp., 5.150%, 12/01/2020	577,624	0.4
420,000		FirstEnergy Corp., 2.850%, 07/15/2022	410,100	0.3
1,000,000		FirstEnergy Corp., 3.900%, 07/15/2027	1,012,915	0.6
85,000		Florida Power & Light Co., 5.650%, 02/01/2037	109,609	0.1
350,000		Georgia Power Co., 2.650%, 09/15/2029	344,634	0.2
70,000		Georgia Power Co., 4.300%, 03/15/2042	76,425	0.1
235,000		Georgia Power Co., 4.300%, 03/15/2043	246,894	0.2
723,000		IPALCO Enterprises, Inc., 3.450%, 07/15/2020	722,945	0.5
400,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	415,837	0.3
315,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	341,157	0.2
105,000		MidAmerican Energy Co., 4.400%, 10/15/2044	120,182	0.1
133,000		Mississippi Power Co., 4.250%, 03/15/2042	128,083	0.1
62,000		Mississippi Power Co., 4.750%, 10/15/2041	60,036	0.0
115,000		NextEra Energy Capital Holdings, Inc., 2.403%, 09/01/2021	114,889	0.1
526,000	(2)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	486,402	0.3
821,000		Oncor Electric Delivery Co. LLC, 2.750%, 06/01/2024	794,383	0.5
175,000		PacifiCorp, 4.100%, 02/01/2042	174,910	0.1
9,000		PacifiCorp, 4.150%, 02/15/2050	10,166	0.0
595,000		Public Service Co. of New Hampshire, 3.500%, 11/01/2023	636,386	0.4
190,000		Public Service Co. of New Hampshire, 3.600%, 07/01/2049	195,822	0.1
22,858		San Diego Gas & Electric Co., 1.914%, 02/01/2022	22,968	0.0
520,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	521,079	0.3
100,000		Southern California Edison Co., 3.650%, 02/01/2050	97,593	0.1
132,000		Southern California Edison Co., 4.050%, 03/15/2042	138,224	0.1
311,000		Southern California Edison Co., 4.125%, 03/01/2048	333,702	0.2
187,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	186,215	0.1
170,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	193,434	0.1
51,000		Southwest Gas Corp., 4.150%, 06/01/2049	54,546	0.0
130,000		Virginia Electric & Power Co., 3.450%, 09/01/2022	132,080	0.1
125,000		Washington Gas Light Co., 3.650%, 09/15/2049	114,359	0.1
542,000		WEC Energy Group, Inc., 3.375%, 06/15/2021	544,382	0.3
60,000		Xcel Energy, Inc., 3.350%, 12/01/2026	59,401	0.0
			18,460,328	11.6

	Total Corporate Bonds/Notes
	(Cost $157,687,129)		155,575,480	97.8

U.S. TREASURY OBLIGATIONS: 0.9%
		U.S. Treasury Bonds: 0.7%
907,000		2.375%,11/15/2049	1,132,793	0.7

		U.S. Treasury Notes: 0.2%
34,000		1.500%,02/15/2030	36,658	0.0
79,000		0.375%,03/31/2022	79,218	0.1

See Accompanying Notes to Financial Statements

13

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (CONTINUED)

200,000		0.500%,03/31/2025	201,328	0.1
			317,204	0.2

		Total U.S. Treasury Obligations
		(Cost $1,447,705)	1,449,997	0.9

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.6%
		Financials: 0.3%
18,000	(4)	Northern Trust Corp.	430,560	0.3

		Utilities: 0.3%
20,000	(4),(5)	Southern Co/The	447,800	0.3

		Total Preferred Stock
		(Cost $950,000)	878,360	0.6

		Total Long-Term Investments
		(Cost $160,084,834)	157,903,837	99.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreements: 0.5%
778,337	(6)	Royal Bank of Canada (NY), Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $778,337, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $793,904, due 08/01/23-06/01/51)
		(Cost $778,337)	778,337	0.5

		Total Short-Term Investments
		(Cost $778,337)	778,337	0.5

		Total Investments in Securities (Cost $160,863,171)	$ 158,682,174	99.8
		Assets in Excess of Other Liabilities	319,834	0.2
		Net Assets	$ 159,002,008	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of March 31, 2020.
(3)	Security, or a portion of the security, is on loan.
(4)	Preferred Stock may be called prior to convertible date.
(5)	Non-income producing security.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
SOFRRATE	Secured Overnight Financing Rate
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

14

Voya Emerging Markets Corporate Debt Fund	portfolio of investments
as of March 31, 2020

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.1%
		Argentina: 1.1%
500,000	(1),(2)	Arcor SAIC, 6.000%, 07/06/2023	$ 371,130	0.4
1,100,000	(2)	YPF SA, 8.500%, 06/27/2029	581,397	0.7
			952,527	1.1

		Brazil: 11.1%
900,000	(2)	Banco BTG Pactual SA/Cayman Islands, 4.500%, 01/10/2025	792,000	0.9
750,000	(2)	Banco do Brasil SA/Cayman, 4.625%, 01/15/2025	731,437	0.8
600,000	(2)	Banco Safra SA/Cayman Islands, 4.125%, 02/08/2023	582,003	0.6
500,000	(2)	Banco Votorantim SA, 4.500%, 09/24/2024	451,505	0.5
550,000		Braskem Finance Ltd., 6.450%, 02/03/2024	539,690	0.6
200,000		Braskem Netherlands Finance BV, 4.500%, 01/10/2028	159,961	0.2
550,000	(2)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	430,100	0.5
1,040,000	(2)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	925,080	1.0
250,000		Fibria Overseas Finance Ltd., 5.500%, 01/17/2027	242,686	0.3
500,000	(2)	Itau Unibanco Holding SA/Cayman Island, 3.250%, 01/24/2025	468,600	0.5
1,125,000	(2),(3)	Itau Unibanco Holding SA/Cayman Island, 4.625%, 12/31/2099	923,062	1.0
400,000		Itau Unibanco Holding SA/Cayman Island, 5.500%, 08/06/2022	405,374	0.4
700,000	(2)	Klabin Finance SA, 4.875%, 09/19/2027	643,947	0.7
300,000	(2)	Minerva Luxembourg SA, 5.875%, 01/19/2028	265,185	0.3
500,000	(2)	Minerva Luxembourg SA, 6.500%, 09/20/2026	459,479	0.5
250,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	237,138	0.3
750,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	771,038	0.9
750,000	(2)	St Marys Cement, Inc. Canada, 5.750%, 01/28/2027	719,664	0.8
300,000	(2)	Suzano Austria GmbH, 7.000%, 03/16/2047	285,563	0.3
			10,033,512	11.1

		Chile: 5.0%
275,000	(2),(3)	AES Gener SA, 7.125%, 03/26/2079	216,735	0.2
1,000,000		C&W Senior Financing DAC, 6.875%, 09/15/2027	869,467	1.0
675,000		Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	588,966	0.6
600,000	(2)	Celulosa Arauco y Constitucion SA, 4.200%, 01/29/2030	517,830	0.6
200,000		Celulosa Arauco y Constitucion SA, 5.500%, 11/02/2047	158,061	0.2
675,000	(2)	Colbun SA, 3.950%, 10/11/2027	650,616	0.7
500,000		Inversiones CMPC SA, 4.750%, 09/15/2024	485,334	0.5
750,000	(2)	SACI Falabella, 3.750%, 10/30/2027	645,020	0.7
450,000		Telefonica Chile SA, 3.875%, 10/12/2022	436,926	0.5
			4,568,955	5.0

		China: 7.0%
1,500,000		Bank of China Ltd., 5.000%, 11/13/2024	1,589,831	1.7
1,200,000	(3)	China Construction Bank Corp., 3.875%, 05/13/2025	1,201,164	1.3
350,000		China Evergrande Group, 8.750%, 06/28/2025	246,750	0.3
1,000,000		CNAC HK Finbridge Co. Ltd., 4.875%, 03/14/2025	1,055,625	1.2
500,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	554,427	0.6
650,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/2025	686,691	0.8
950,000	(2)	Tencent Holdings Ltd., 3.595%, 01/19/2028	1,010,955	1.1
			6,345,443	7.0

		Colombia: 7.6%
500,000		Banco Bilbao Vizcaya Argentaria Colombia SA, 4.875%, 04/21/2025	476,003	0.5
350,000		Banco de Bogota SA, 4.375%, 08/03/2027	315,510	0.4
750,000	(3)	Bancolombia SA, 4.625%, 12/18/2029	661,875	0.7
1,540,000		Ecopetrol SA, 5.375%, 06/26/2026	1,510,035	1.7
250,000		Ecopetrol SA, 5.875%, 05/28/2045	224,079	0.2
2,000,000	(2)	Grupo Aval Ltd, 4.375%, 02/04/2030	1,612,500	1.8
1,025,000	(2)	Millicom International Cellular SA, 5.125%, 01/15/2028	900,506	1.0
700,000		Millicom International Cellular SA, 6.000%, 03/15/2025	682,504	0.8

See Accompanying Notes to Financial Statements

5

Voya Emerging Markets Corporate Debt Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

500,000	(2)	Transportadora de Gas Internacional SA ESP, 5.550%, 11/01/2028	485,021	0.5
			6,868,033	7.6

		Ghana: 0.2%
400,000		Tullow Oil PLC, 6.250%, 04/15/2022	101,700	0.1
200,000		Tullow Oil PLC, 7.000%, 03/01/2025	51,494	0.1
			153,194	0.2

		Hong Kong: 0.2%
200,000		Radiant Access Ltd., 4.600%, 12/31/2199	187,850	0.2

		India: 5.9%
1,100,000	(2)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	951,690	1.0
1,000,000	(2)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/2024	980,196	1.1
500,000	(2)	Bharti Airtel Ltd., 4.375%, 06/10/2025	464,417	0.5
500,000		ICICI Bank Ltd./Dubai, 3.250%, 09/09/2022	492,325	0.5
2,000,000	(2)	Reliance Industries Ltd., 3.667%, 11/30/2027	1,894,638	2.1
1,000,000	(2)	Vedanta Resources Ltd., 6.375%, 07/30/2022	378,936	0.4
600,000	(1)	Vedanta Resources Ltd., 7.125%, 05/31/2023	233,247	0.3
			5,395,449	5.9

		Indonesia: 2.8%
1,200,000	(2)	Pertamina Persero PT, 3.100%, 01/21/2030	1,067,922	1.2
550,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	534,687	0.6
1,000,000	(2)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	972,157	1.0
			2,574,766	2.8

		Israel: 4.6%
900,000	(1)	Altice Financing SA, 7.500%, 05/15/2026	880,245	1.0
800,000	(2),(3)	Bank Leumi Le-Israel BM, 3.275%, 01/29/2031	734,000	0.8
500,000	(2)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	512,307	0.5
500,000		Israel Electric Corp. Ltd., 6.875%, 06/21/2023	550,905	0.6
500,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	459,373	0.5
1,250,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,062,406	1.2
			4,199,236	4.6

		Jamaica: 0.4%
263,000		Digicel Ltd., 6.000%, 04/15/2021	152,198	0.2
350,000	(2)	Digicel Ltd., 6.000%, 04/15/2021	202,545	0.2
			354,743	0.4

		Kazakhstan: 2.1%
275,000	(2)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	275,085	0.3
1,725,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	1,660,851	1.8
			1,935,936	2.1

		Kuwait: 1.0%
1,000,000		Equate Petrochemical BV, 4.250%, 11/03/2026	949,375	1.0

		Malaysia: 1.1%
1,000,000		Petronas Capital Ltd., 3.500%, 03/18/2025	1,019,195	1.1

		Mexico: 5.9%
950,000	(2)	Alpek SAB de CV, 4.250%, 09/18/2029	779,732	0.9
500,000	(2),(3)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	381,880	0.4
500,000		BBVA Bancomer SA/Texas, 6.750%, 09/30/2022	498,920	0.5
162,000		Cemex Finance LLC, 6.000%, 04/01/2024	140,945	0.2
250,000		Cemex SAB de CV, 5.700%, 01/11/2025	213,120	0.2
600,000	(2)	Cemex SAB de CV, 5.700%, 01/11/2025	511,488	0.6
500,000	(2)	Cemex SAB de CV, 7.750%, 04/16/2026	450,280	0.5
500,000	(2),(3)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	471,100	0.5
680,000	(2)	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	597,409	0.7
1,000,000	(2)	Petroleos Mexicanos, 6.950%, 01/28/2060	678,450	0.7
625,000	(2)	Sigma Finance Netherlands BV, 4.875%, 03/27/2028	602,473	0.7
			5,325,797	5.9

		Morocco: 2.0%
500,000	(2)	OCP SA, 4.500%, 10/22/2025	474,414	0.5
750,000		OCP SA, 5.625%, 04/25/2024	746,719	0.9
500,000		OCP SA, 6.875%, 04/25/2044	548,750	0.6
			1,769,883	2.0

		Peru: 4.4%
750,000	(3)	Banco de Credito del Peru/Panama, 6.125%, 04/24/2027	774,782	0.8
500,000	(3)	Banco de Credito del Peru/Panama, 6.875%, 09/16/2026	504,276	0.6

See Accompanying Notes to Financial Statements

6

Voya Emerging Markets Corporate Debt Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

500,000	(2)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	443,564	0.5
550,000		Inkia Energy Ltd., 5.875%, 11/09/2027	486,750	0.5
300,000		Inretail Pharma SA, 5.375%, 05/02/2023	289,274	0.3
200,000		Kallpa Generacion SA, 4.125%, 08/16/2027	181,410	0.2
500,000	(2)	Kallpa Generacion SA, 4.125%, 08/16/2027	453,526	0.5
50,000		Southern Copper Corp., 5.250%, 11/08/2042	51,845	0.1
600,000		Southern Copper Corp., 5.875%, 04/23/2045	639,718	0.7
125,000		Southern Copper Corp., 6.750%, 04/16/2040	147,207	0.2
			3,972,352	4.4

		Philippines: 1.0%
750,000		Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024	880,761	1.0

		Russia: 8.6%
1,000,000	(2),(3)	Alfa Bank AO Via Alfa Bond Issuance PLC, 5.950%, 04/15/2030	859,250	0.9
550,000	(3)	Alfa Bank AO Via Alfa Bond Issuance PLC, 6.950%, 12/31/2199	474,488	0.5
550,000	(2)	ALROSA Finance SA, 4.650%, 04/09/2024	556,187	0.6
750,000	(2)	Evraz PLC, 5.250%, 04/02/2024	762,371	0.8
400,000		Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023	421,190	0.5
800,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	833,072	0.9
250,000	(2)	Novolipetsk Steel via Steel Funding DAC, 4.000%, 09/21/2024	248,841	0.3
250,000		Novolipetsk Steel via Steel Funding DAC, 4.500%, 06/15/2023	253,913	0.3
500,000		Sberbank of Russia Via SB Capital SA, 5.250%, 05/23/2023	497,004	0.6
550,000	(2)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	529,543	0.6
500,000	(2),(3)	Sovcombank Via SovCom Capital DAC, 7.750%, 12/31/2199	396,710	0.4
1,000,000	(2)	VEON Holdings BV, 4.000%, 04/09/2025	953,750	1.1
1,000,000		VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/2022	1,000,731	1.1
			7,787,050	8.6

		Saudi Arabia: 1.7%
900,000	(2)	SABIC Capital II BV, 4.500%, 10/10/2028	941,917	1.0
600,000		Saudi Electricity Global Sukuk Co. 2, 5.060%, 04/08/2043	597,060	0.7
			1,538,977	1.7

		Singapore: 1.7%
1,100,000	(2)	Medco Bell Pte Ltd, 6.375%, 01/30/2027	651,743	0.7
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/2024	928,068	1.0
			1,579,811	1.7

		South Africa: 2.3%
1,000,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022	960,919	1.1
400,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/2040	357,319	0.4
775,000	(2)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	735,277	0.8
			2,053,515	2.3

		South Korea: 2.8%
550,000	(2),(3)	Kookmin Bank, 4.350%, 12/31/2199	529,104	0.6
1,925,000	(2)	Woori Bank Co. Ltd., 4.750%, 04/30/2024	2,050,792	2.2
			2,579,896	2.8

		Thailand: 2.0%
775,000	(2)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	852,861	0.9
1,000,000	(2)	PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059	967,590	1.1
			1,820,451	2.0

		Turkey: 4.8%
475,000	(2)	QNB Finansbank AS, 6.875%, 09/07/2024	440,653	0.5
550,000	(2)	Turk Telekomunikasyon AS, 6.875%, 02/28/2025	520,960	0.6
750,000		Turkiye Garanti Bankasi AS, 5.875%, 03/16/2023	698,748	0.8
550,000		Turkiye Is Bankasi AS, 6.125%, 04/25/2024	489,390	0.5
800,000	(2)	Turkiye Sinai Kalkinma Bankasi AS, 6.000%, 01/23/2025	691,160	0.7
700,000	(2)	Turkiye Sise ve Cam Fabrikalari AS, 6.950%, 03/14/2026	640,739	0.7
1,050,000	(2)	Turkiye Vakiflar Bankasi TAO, 5.250%, 02/05/2025	884,940	1.0
			4,366,590	4.8

		United Arab Emirates: 6.1%
1,000,000	(2)	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/2026	1,009,605	1.1
700,000		DP World Ltd., 6.850%, 07/02/2037	673,400	0.7

See Accompanying Notes to Financial Statements

7

Voya Emerging Markets Corporate Debt Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

1,050,000	(3)	First Abu Dhabi Bank PJSC, 5.250%, 12/31/2199	974,946	1.1
500,000		MAF Global Securities Ltd., 4.750%, 05/07/2024	482,500	0.5
750,000	(2)	MHP Lux SA, 6.250%, 09/19/2029	592,500	0.7
1,400,000	(2),(3)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,323,000	1.5
220,000		Oztel Holdings SPC Ltd., 5.625%, 10/24/2023	176,650	0.2
350,000		Oztel Holdings SPC Ltd., 6.625%, 04/24/2028	254,771	0.3
			5,487,372	6.1

		Zambia: 0.7%
750,000	(2)	First Quantum Minerals Ltd., 7.250%, 04/01/2023	646,879	0.7

		Total Corporate Bonds/Notes
		(Cost $93,248,420)	85,347,548	94.1

SOVEREIGN BONDS: 2.6%
		Egypt: 1.0%
1,000,000	(2)	Egypt Government International Bond, 7.600%, 03/01/2029	898,720	1.0

		Ghana: 0.4%
550,000	(2)	Ghana Government International Bond, 6.375%, 02/11/2027	405,625	0.4

		Indonesia: 0.6%
500,000		Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026	515,476	0.6

		Nigeria: 0.3%
400,000		Nigeria Government International Bond, 6.500%, 11/28/2027	279,933	0.3

		Turkey: 0.3%
300,000		Turkey Government International Bond, 5.600%, 11/14/2024	276,262	0.3

		Total Sovereign Bonds
		(Cost $2,769,686)	2,376,016	2.6

		Total Long-Term Investments
		(Cost $96,018,106)	87,723,564	96.7

SHORT-TERM INVESTMENTS: 2.4%
		Repurchase Agreements: 0.7%
593,917	(4)	Royal Bank of Canada (NY), Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $593,917, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $605,795, due 08/01/23-06/01/51)
		(Cost $593,917)	593,917	0.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.7%
1,559,000	(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.340%
		(Cost $1,559,000)	1,559,000	1.7

		Total Short-Term Investments
		(Cost $2,152,917)	2,152,917	2.4

		Total Investments in Securities (Cost $98,171,023)	$ 89,876,481	99.1
		Assets in Excess of Other Liabilities	824,576	0.9
		Net Assets	$ 90,701,057	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2020.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2020.

See Accompanying Notes to Financial Statements

8

Voya Emerging Markets Hard Currency Debt Fund	portfolio of investments
as of March 31, 2020

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 32.3%
		Brazil: 4.1%
600,000	(1)	Banco BTG Pactual SA/Cayman Islands, 4.500%, 01/10/2025	$ 528,000	0.4
500,000	(1)	Banco do Brasil SA/Cayman, 4.625%, 01/15/2025	487,625	0.3
250,000	(1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	195,500	0.1
1,590,000	(1),(2)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	1,414,305	0.9
250,000	(1)	Itau Unibanco Holding SA/Cayman Island, 3.250%, 01/24/2025	234,300	0.2
1,250,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	1,185,687	0.8
1,000,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	1,028,050	0.7
1,000,000		Petrobras Global Finance BV, 8.750%, 05/23/2026	1,085,050	0.7
		6,158,517		4.1

		Chile: 3.8%
750,000	(1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	638,282	0.4
1,200,000	(1)	Celulosa Arauco y Constitucion SA, 5.500%, 04/30/2049	960,366	0.7
1,150,000	(1)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	1,106,895	0.7
750,000	(1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	754,574	0.5
2,000,000	(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	1,878,632	1.3
300,000	(1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	239,523	0.2
		5,578,272		3.8

		China: 2.2%
1,700,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	1,885,051	1.3
1,300,000	(1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	1,383,413	0.9
		3,268,464		2.2

		Colombia: 1.3%
1,000,000		Bancolombia SA, 3.000%, 01/29/2025	899,760	0.6
1,250,000	(1)	Grupo Aval Ltd, 4.375%, 02/04/2030	1,007,812	0.7
		1,907,572		1.3

		Georgia: 0.6%
1,000,000	(1)	Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/2021	969,620	0.6

		India: 0.3%
500,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	432,587	0.3

		Indonesia: 4.1%
750,000	(1)	Pertamina Persero PT, 3.100%, 01/21/2030	667,451	0.4
1,000,000	(1)	Pertamina Persero PT, 3.650%, 07/30/2029	929,975	0.6
1,250,000		Pertamina Persero PT, 5.625%, 05/20/2043	1,274,833	0.9
750,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	729,118	0.5
2,000,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,944,315	1.3
500,000	(1)	Perusahaan Listrik Negara PT, 6.250%, 01/25/2049	547,653	0.4
		6,093,345		4.1

		Kazakhstan: 2.0%
1,000,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	962,812	0.7
500,000		KazMunayGas National Co. JSC, 5.750%, 04/19/2047	499,204	0.3
1,500,000	(1)	KazMunayGas National Co. JSC, 6.375%, 10/24/2048	1,491,750	1.0
		2,953,766		2.0

		Mexico: 4.1%
500,000	(1),(3)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	381,880	0.3
1,000,000	(1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	933,745	0.6
700,000		Petroleos Mexicanos, 4.500%, 01/23/2026	515,895	0.4
500,000		Petroleos Mexicanos, 5.500%, 06/27/2044	313,352	0.2
1,000,000		Petroleos Mexicanos, 6.500%, 03/13/2027	748,643	0.5
500,000		Petroleos Mexicanos, 6.500%, 01/23/2029	365,521	0.2
500,000		Petroleos Mexicanos, 6.750%, 09/21/2047	324,847	0.2
1,500,000		Petroleos Mexicanos, 6.875%, 08/04/2026	1,152,814	0.8

See Accompanying Notes to Financial Statements

11

Voya Emerging Markets Hard Currency Debt Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

2,000,000	(1)	Petroleos Mexicanos, 6.950%, 01/28/2060	1,356,900	0.9
			6,093,597	4.1

		Panama: 1.8%
1,000,000	(1)	Autoridad del Canal de Panama, 4.950%, 07/29/2035	1,155,305	0.8
1,500,000	(1)	Empresa de Transmision Electrica SA, 5.125%, 05/02/2049	1,530,457	1.0
			2,685,762	1.8

		Peru: 2.3%
500,000	(1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	443,564	0.3
1,000,000		Fondo MIVIVIENDA SA, 3.500%, 01/31/2023	951,505	0.6
500,000		Kallpa Generacion SA, 4.125%, 08/16/2027	453,526	0.3
500,000	(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	453,526	0.3
250,000		Petroleos del Peru SA, 4.750%, 06/19/2032	229,638	0.2
1,000,000	(1)	Petroleos del Peru SA, 5.625%, 06/19/2047	911,356	0.6
			3,443,115	2.3

		Russia: 2.7%
650,000	(1),(3)	Alfa Bank AO Via Alfa Bond Issuance PLC, 5.950%, 04/15/2030	558,512	0.4
700,000	(1)	Evraz PLC, 5.250%, 04/02/2024	711,546	0.5
1,700,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	1,770,278	1.2
300,000	(1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	288,842	0.2
650,000	(1)	VEON Holdings BV, 4.000%, 04/09/2025	619,938	0.4
			3,949,116	2.7

		Saudi Arabia: 0.9%
1,250,000	(1)	SABIC Capital II BV, 4.500%, 10/10/2028	1,308,218	0.9

		Singapore: 0.4%
975,000	(1)	Medco Bell Pte Ltd, 6.375%, 01/30/2027	577,682	0.4

		South Africa: 0.6%
1,000,000	(1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	857,000	0.6

		United Arab Emirates: 1.0%
750,000		DP World Crescent Ltd., 3.875%, 07/18/2029	632,250	0.4
475,000	(1)	MHP Lux SA, 6.250%, 09/19/2029	375,250	0.2
600,000	(1),(3)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	567,000	0.4
			1,574,500	1.0

		Venezuela: 0.1%
1,000,000	(4),(5)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	60,000	0.0
1,750,000	(4),(5)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	105,000	0.1
			165,000	0.1

	Total Corporate Bonds/Notes
	(Cost $54,098,789)		48,016,133	32.4

		Angola: 0.4%
750,000	(1)	Angolan Government International Bond, 8.000%, 11/26/2029	313,125	0.2
500,000	(1),(2)	Angolan Government International Bond, 9.500%, 11/12/2025	215,435	0.2
			528,560	0.4

		Argentina: 1.5%
2,000,000		Argentine Republic Government International Bond, 6.625%, 07/06/2028	535,000	0.3
2,000,000		Argentine Republic Government International Bond, 6.875%, 01/26/2027	560,020	0.4
1,500,000	(2)	Argentine Republic Government International Bond, 7.125%, 07/06/2036	392,265	0.3
1,500,000		Argentine Republic Government International Bond, 7.500%, 04/22/2026	423,765	0.3
701,019		Argentine Republic Government International Bond, 8.280%, 12/31/2033	252,139	0.2
			2,163,189	1.5

		Azerbaijan: 0.3%
500,000		Republic of Azerbaijan International Bond, 4.750%, 03/18/2024	489,844	0.3

		Belarus: 0.4%
700,000		Republic of Belarus International Bond, 6.200%, 02/28/2030	640,340	0.4

		Brazil: 1.2%
1,750,000		Brazilian Government International Bond, 2.625%, 01/05/2023	1,769,250	1.2

		Colombia: 3.2%
500,000		Colombia Government International Bond, 3.000%, 01/30/2030	458,000	0.3
1,750,000		Colombia Government International Bond, 5.000%, 06/15/2045	1,811,250	1.2
1,000,000		Colombia Government International Bond, 5.200%, 05/15/2049	1,057,470	0.7

See Accompanying Notes to Financial Statements

12

Voya Emerging Markets Hard Currency Debt Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

500,000		Colombia Government International Bond, 6.125%, 01/18/2041	577,920	0.4
700,000		Colombia Government International Bond, 8.125%, 05/21/2024	813,732	0.6
			4,718,372	3.2

		Costa Rica: 1.5%
1,100,000	(1)	Costa Rica Government International Bond, 4.250%, 01/26/2023	991,369	0.7
1,500,000		Costa Rica Government International Bond, 6.125%, 02/19/2031	1,274,250	0.8
			2,265,619	1.5

		Croatia: 0.7%
1,000,000		Croatia Government International Bond, 5.500%, 04/04/2023	1,051,040	0.7

		Dominican Republic: 5.1%
1,500,000	(1)	Dominican Republic International Bond, 5.500%, 01/27/2025	1,453,117	1.0
750,000		Dominican Republic International Bond, 5.875%, 04/18/2024	745,309	0.5
2,000,000		Dominican Republic International Bond, 5.875%, 01/30/2060	1,705,000	1.1
1,500,000		Dominican Republic International Bond, 6.000%, 07/19/2028	1,434,589	1.0
750,000	(1)	Dominican Republic International Bond, 6.600%, 01/28/2024	741,566	0.5
1,500,000	(1)	Dominican Republic International Bond, 6.875%, 01/29/2026	1,505,314	1.0
			7,584,895	5.1

		Ecuador: 0.7%
650,000	(2)	Ecuador Government International Bond, 7.875%, 01/23/2028	184,093	0.1
1,000,000		Ecuador Government International Bond, 8.875%, 10/23/2027	256,260	0.2
1,000,000		Ecuador Government International Bond, 10.750%, 03/28/2022	313,760	0.2
500,000		Ecuador Government International Bond, 10.750%, 01/31/2029	143,750	0.1
500,000	(1),(2)	Ecuador Government International Bond, 10.750%, 01/31/2029	143,750	0.1
			1,041,613	0.7

		Egypt: 3.7%
1,000,000		Egypt Government International Bond, 4.550%, 11/20/2023	890,550	0.6
750,000	(1),(2)	Egypt Government International Bond, 5.875%, 06/11/2025	677,038	0.4
1,000,000		Egypt Government International Bond, 7.500%, 01/31/2027	913,326	0.6
1,100,000	(1)	Egypt Government International Bond, 7.600%, 03/01/2029	988,592	0.7
700,000		Egypt Government International Bond, 8.500%, 01/31/2047	577,249	0.4
1,750,000	(1)	Egypt Government International Bond, 8.700%, 03/01/2049	1,461,023	1.0
			5,507,778	3.7

		El Salvador: 0.6%
1,000,000	(1)	El Salvador Government International Bond, 6.375%, 01/18/2027	883,542	0.6

		Gabon: 0.2%
500,000	(1)	Gabon Government International Bond, 6.625%, 02/06/2031	309,418	0.2

		Ghana: 2.3%
1,750,000		Ghana Government International Bond, 7.875%, 03/26/2027	1,304,319	0.9
2,000,000		Ghana Government International Bond, 7.875%, 02/11/2035	1,418,000	0.9
1,000,000		Ghana Government International Bond, 8.750%, 03/11/2061	690,000	0.5
			3,412,319	2.3

		Honduras: 0.3%
500,000		Honduras Government International Bond, 6.250%, 01/19/2027	439,276	0.3

		Hungary: 0.9%
500,000		Hungary Government International Bond, 5.375%, 02/21/2023	539,288	0.4
500,000		Hungary Government International Bond, 7.625%, 03/29/2041	782,547	0.5
			1,321,835	0.9

		Indonesia: 3.8%
500,000	(1)	Indonesia Government International Bond, 4.125%, 01/15/2025	515,989	0.4
300,000		Indonesia Government International Bond, 4.750%, 02/11/2029	326,319	0.2
1,250,000		Indonesia Government International Bond, 5.250%, 01/17/2042	1,435,037	1.0
1,250,000		Indonesia Government International Bond, 8.500%, 10/12/2035	1,800,805	1.2
1,500,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	1,508,685	1.0
			5,586,835	3.8

See Accompanying Notes to Financial Statements

13

Voya Emerging Markets Hard Currency Debt Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

		Ivory Coast: 0.9%
1,496,250	(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,356,146	0.9

		Jamaica: 1.8%
2,000,000		Jamaica Government International Bond, 7.875%, 07/28/2045	2,160,630	1.4
500,000		Jamaica Government International Bond, 8.000%, 03/15/2039	550,157	0.4
			2,710,787	1.8

		Kazakhstan: 1.8%
2,000,000	(1)	Kazakhstan Government International Bond, 6.500%, 07/21/2045	2,628,960	1.8

		Kenya: 1.0%
500,000	(1)	Kenya Government International Bond, 6.875%, 06/24/2024	478,537	0.3
500,000		Kenya Government International Bond, 7.250%, 02/28/2028	467,532	0.3
600,000		Kenya Government International Bond, 8.000%, 05/22/2032	556,500	0.4
			1,502,569	1.0

		Lebanon: 0.5%
2,000,000	(4)	Lebanon Government International Bond, 6.100%, 10/04/2022	385,000	0.2
2,000,000	(4)	Lebanon Government International Bond, 6.850%, 03/23/2027	385,480	0.3
			770,480	0.5

		Mexico: 1.8%
940,000		Mexico Government International Bond, 3.250%, 04/16/2030	883,365	0.6
750,000		Mexico Government International Bond, 4.350%, 01/15/2047	732,428	0.5
1,000,000		Mexico Government International Bond, 4.500%, 04/22/2029	1,029,510	0.7
			2,645,303	1.8

		Morocco: 1.2%
1,500,000		Morocco Government International Bond, 4.250%, 12/11/2022	1,493,278	1.0
250,000	(1)	Morocco Government International Bond, 5.500%, 12/11/2042	266,638	0.2
			1,759,916	1.2

		Namibia: 0.3%
500,000		Namibia International Bonds, 5.500%, 11/03/2021	482,948	0.3

		Nigeria: 1.0%
1,000,000		Nigeria Government International Bond, 6.500%, 11/28/2027	699,832	0.5
500,000		Nigeria Government International Bond, 7.696%, 02/23/2038	341,777	0.2
550,000		Nigeria Government International Bond, 7.875%, 02/16/2032	389,125	0.3
			1,430,734	1.0

		Oman: 1.0%
500,000	(1)	Oman Government International Bond, 5.375%, 03/08/2027	360,584	0.3
800,000		Oman Government International Bond, 6.000%, 08/01/2029	577,468	0.4
750,000	(1)	Oman Government International Bond, 6.500%, 03/08/2047	494,138	0.3
			1,432,190	1.0

		Pakistan: 0.3%
500,000		Third Pakistan International Sukuk Co. Ltd./The, 5.500%, 10/13/2021	479,672	0.3

		Panama: 3.0%
500,000		Panama Government International Bond, 3.875%, 03/17/2028	540,630	0.4
1,000,000		Panama Government International Bond, 4.500%, 04/16/2050	1,109,065	0.7
1,250,000		Panama Government International Bond, 6.700%, 01/26/2036	1,617,581	1.1
800,000		Panama Government International Bond, 9.375%, 04/01/2029	1,140,842	0.8
			4,408,118	3.0

		Paraguay: 1.5%
400,000		Paraguay Government International Bond, 4.625%, 01/25/2023	406,004	0.3
750,000		Paraguay Government International Bond, 5.000%, 04/15/2026	772,508	0.5
1,000,000		Paraguay Government International Bond, 5.600%, 03/13/2048	1,030,010	0.7
			2,208,522	1.5

		Peru: 0.9%
861,000		Peruvian Government International Bond, 5.625%, 11/18/2050	1,291,763	0.9

		Philippines: 1.6%
750,000		Philippine Government International Bond, 6.375%, 01/15/2032	977,349	0.7

See Accompanying Notes to Financial Statements

14

Voya Emerging Markets Hard Currency Debt Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

1,000,000		Philippine Government International Bond, 7.750%, 01/14/2031	1,421,334	0.9
			2,398,683	1.6

		Poland: 0.5%
750,000		Republic of Poland Government International Bond, 3.250%, 04/06/2026	812,233	0.5

		Qatar: 0.8%
500,000	(1)	Qatar Government International Bond, 4.000%, 03/14/2029	536,795	0.4
500,000	(1)	Qatar Government International Bond, 4.817%, 03/14/2049	591,329	0.4
			1,128,124	0.8

		Romania: 1.1%
500,000	(1)	Romanian Government International Bond, 4.375%, 08/22/2023	518,582	0.3
400,000		Romanian Government International Bond, 5.125%, 06/15/2048	404,000	0.3
750,000		Romanian Government International Bond, 6.750%, 02/07/2022	786,105	0.5
			1,708,687	1.1

		Russia: 3.1%
1,000,000		Russia Government Bond, 5.625%, 04/04/2042	1,221,850	0.8
2,000,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	2,129,000	1.5
1,000,000		Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047	1,214,800	0.8
			4,565,650	3.1

		Senegal: 0.3%
500,000		Senegal Government International Bond, 6.250%, 05/23/2033	452,070	0.3

		South Africa: 1.8%
2,000,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	1,649,012	1.1
500,000		Republic of South Africa Government International Bond, 5.750%, 09/30/2049	364,990	0.3
800,000		Republic of South Africa Government International Bond, 6.300%, 06/22/2048	641,808	0.4
			2,655,810	1.8

		Sri Lanka: 1.4%
500,000	(1)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	345,000	0.2
2,000,000	(1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	1,240,000	0.9
750,000		Sri Lanka Government International Bond, 7.550%, 03/28/2030	427,526	0.3
			2,012,526	1.4

		Turkey: 4.8%
1,500,000		Turkey Government International Bond, 4.875%, 10/09/2026	1,272,225	0.8
500,000		Turkey Government International Bond, 5.125%, 02/17/2028	420,297	0.3
1,250,000		Turkey Government International Bond, 5.600%, 11/14/2024	1,151,093	0.8
300,000		Turkey Government International Bond, 5.750%, 05/11/2047	222,064	0.1
1,450,000		Turkey Government International Bond, 7.250%, 12/23/2023	1,422,350	1.0
1,750,000		Turkey Government International Bond, 7.375%, 02/05/2025	1,724,459	1.2
1,000,000		Turkey Government International Bond, 7.625%, 04/26/2029	956,550	0.6
			7,169,038	4.8

		Ukraine: 2.5%
650,000		Ukraine Government International Bond, 7.375%, 09/25/2032	588,656	0.4
441,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2020	433,809	0.3
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2021	334,136	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2022	329,126	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2023	325,750	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2024	320,068	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2025	316,244	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2026	319,617	0.2
225,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2027	206,955	0.2
500,000		Ukraine Government International Bond, 9.750%, 11/01/2028	488,055	0.4
			3,662,416	2.5

See Accompanying Notes to Financial Statements

15

Voya Emerging Markets Hard Currency Debt Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

	Uruguay: 1.7%
1,500,000	Uruguay Government International Bond, 4.375%, 10/27/2027	1,632,829	1.1
250,000	Uruguay Government International Bond, 4.375%, 01/23/2031	273,565	0.2
500,000	Uruguay Government International Bond, 7.625%, 03/21/2036	697,032	0.4
		2,603,426	1.7

	Venezuela: 0.1%
1,250,000	(4) Venezuela Government International Bond, 9.250%, 09/15/2027	125,000	0.1

	Zambia: 0.3%
750,000	(1) Zambia Government International Bond, 8.500%, 04/14/2024	303,598	0.2
500,000	(1) Zambia Government International Bond, 8.970%, 07/30/2027	198,143	0.1
		501,741	0.3

	Total Sovereign Bonds
	(Cost $113,648,156)	94,617,237	63.8

U.S. TREASURY OBLIGATIONS: 0.0%
	U.S. Treasury Bonds: 0.0%
10,000	3.500%,02/15/2039	14,240	0.0

	U.S. Treasury Notes: 0.0%
18,000	1.750%,01/31/2023	18,750	0.0

	Total U.S. Treasury Obligations
	(Cost $31,852)	32,990	0.0

	Total Long-Term Investments
	(Cost $167,778,797)	142,596,136	96.1

SHORT-TERM INVESTMENTS: 2.7%
	Repurchase Agreements: 1.3%
843,485	(6) Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $843,485, collateralized by various U.S. Government Agency Obligations, 0.150%-8.500%, Market Value plus accrued interest $860,355, due 04/15/21-09/20/69)	843,485	0.6
1,000,000	(6) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,020,000, due 07/15/20-02/20/50)	1,000,000	0.7

	Total Repurchase Agreements
	(Cost $1,843,485)	1,843,485	1.3

See Accompanying Notes to Financial Statements

16

Voya Emerging Markets Hard Currency Debt Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
2,092,000	(7) Goldman Sachs Financial Square Government Fund - Institution al Shares, 0.340%
	(Cost $2,092,000)	2,092,000	1.4

	Total Short-Term Investments
	(Cost $3,935,485)	3,935,485	2.7

	Total Investments in Securities (Cost $171,714,282)	$ 146,601,845	98.9
	Assets in Excess of Other Liabilities	1,665,895	1.1
	Net Assets	$ 148,267,740	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2020.
(4)	Defaulted security
(5)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2020, the Fund held restricted securities with a fair value of $165,000 or 0.1% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2020.

See Accompanying Notes to Financial Statements

17

Voya Emerging Markets Local Currency Debt Fund	portfolio of investments
as of March 31, 2020

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: 92.8%
	Brazil: 10.9%
BRL 10,229,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	$ 2,229,331	2.9
BRL 16,158,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	3,450,903	4.5
BRL 10,350,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2025	2,245,297	3.0
BRL 1,666,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2029	364,650	0.5
		8,290,181	10.9

	Chile: 2.1%
CLP 115,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	147,119	0.2
CLP 1,145,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	1,491,189	1.9
		1,638,308	2.1

	China: 1.0%
CNY 5,380,000	China Government Bond, 3.250%, 11/22/2028	790,723	1.0

	Colombia: 5.3%
COP 8,917,700,000	Colombian TES, 6.000%, 04/28/2028	2,050,443	2.7
COP 2,767,700,000	Colombian TES, 7.000%, 06/30/2032	667,527	0.9
COP 2,265,000,000	Colombian TES, 7.500%, 08/26/2026	571,269	0.7
COP 2,962,200,000	Colombian TES, 7.750%, 09/18/2030	757,555	1.0
		4,046,794	5.3

	Czech Republic: 4.0%
CZK 3,310,000	Czech Republic Government Bond, 1.000%, 06/26/2026	1,733,604	2.3
CZK 7,730,000	Czech Republic Government Bond, 2.000%, 10/13/2033	319,745	0.4
CZK 23,500,000	Czech Republic Government Bond, 2.400%, 09/17/2025	1,001,289	1.3
		3,054,638	4.0

	Dominican Republic: 0.2%
DOP 8,000,000	Dominican Republic International Bond, 8.900%, 02/15/2023	138,068	0.2

	Hungary: 3.3%
HUF 321,900,000	Hungary Government Bond, 2.750%, 12/22/2026	1,036,248	1.3
HUF 228,890,000	Hungary Government Bond, 3.000%, 06/26/2024	744,830	1.0
HUF 230,000,000	Hungary Government Bond, 3.000%, 10/27/2027	743,175	1.0
		2,524,253	3.3

	Indonesia: 8.4%
IDR 5,447,000,000	Indonesia Treasury Bond, 7.000%, 05/15/2027	318,495	0.4
IDR 24,459,000,000	Indonesia Treasury Bond, 7.500%, 08/15/2032	1,387,386	1.8
IDR 18,344,000,000	Indonesia Treasury Bond, 7.500%, 05/15/2038	1,023,464	1.3
IDR 11,487,000,000	Indonesia Treasury Bond, 8.250%, 06/15/2032	691,148	0.9
IDR 18,137,000,000	Indonesia Treasury Bond, 8.375%, 03/15/2034	1,105,901	1.5
IDR 16,503,000,000	Indonesia Treasury Bond, 8.375%, 04/15/2039	1,015,091	1.3
IDR 3,531,000,000	Indonesia Treasury Bond, 8.750%, 05/15/2031	221,190	0.3
IDR 9,481,000,000	Indonesia Treasury Bond, 11.000%, 09/15/2025	667,860	0.9
		6,430,535	8.4

	Malaysia: 5.3%
MYR 1,364,000	Malaysia Government Bond, 3.828%, 07/05/2034	320,173	0.4
MYR 2,608,000	Malaysia Government Bond, 3.899%, 11/16/2027	622,682	0.8
MYR 10,865,000	Malaysia Government Bond, 3.955%, 09/15/2025	2,617,029	3.5
MYR 1,800,000	Malaysia Government Bond, 4.762%, 04/07/2037	453,395	0.6
		4,013,279	5.3

	Mexico: 10.6%
MXN 65,182,200	Mexican Bonos, 6.500%, 06/09/2022	2,755,773	3.6
MXN 12,170,000	Mexican Bonos, 7.500%, 06/03/2027	521,921	0.7
MXN 37,912,700	Mexican Bonos, 7.750%, 05/29/2031	1,640,255	2.2
MXN 25,710,000	Mexican Bonos, 7.750%, 11/13/2042	1,060,003	1.4
MXN 26,101,000	Mexican Bonos, 8.500%, 11/18/2038	1,163,793	1.5

See Accompanying Notes to Financial Statements

19

Voya Emerging Markets Local Currency Debt Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

MXN 18,220,000		Mexican Bonos, 10.000%, 11/20/2036	934,629	1.2
			8,076,374	10.6

		Peru: 5.1%
PEN 1,500,000	(1)	Peru Government Bond, 5.400%, 08/12/2034	437,025	0.6
PEN 3,729,000	(1)	Peru Government Bond, 6.150%, 08/12/2032	1,169,412	1.5
PEN 3,710,000		Peru Government Bond, 6.350%, 08/12/2028	1,203,057	1.6
PEN 372,000		Peru Government Bond, 6.850%, 02/12/2042	122,379	0.2
PEN 2,821,000		Peru Government Bond, 6.900%, 08/12/2037	949,538	1.2
			3,881,411	5.1

		Philippines: 0.3%
PHP 10,000,000		Philippine Government International Bond, 6.250%, 01/14/2036	215,588	0.3

		Poland: 5.3%
PLN 6,749,000		Republic of Poland Government Bond, 2.500%, 07/25/2026	1,733,350	2.3
PLN 8,868,000		Republic of Poland Government Bond, 2.750%, 04/25/2028	2,307,364	3.0
			4,040,714	5.3

		Romania: 3.3%
RON 3,370,000		Romania Government Bond, 3.250%, 04/29/2024	749,251	1.0
RON 3,065,000		Romania Government Bond, 4.850%, 04/22/2026	722,409	1.0
RON 4,365,000		Romania Government Bond, 5.000%, 02/12/2029	1,007,765	1.3
			2,479,425	3.3

		Russia: 8.9%
RUB 156,256,000		Russian Federal Bond - OFZ, 7.250%, 05/10/2034	2,080,200	2.7
RUB 77,670,000		Russian Federal Bond - OFZ, 7.500%, 08/18/2021	1,008,998	1.3
RUB 102,964,000		Russian Federal Bond - OFZ, 7.750%, 09/16/2026	1,394,642	1.9
RUB 168,800,000		Russian Federal Bond - OFZ, 7.950%, 10/07/2026	2,308,997	3.0
			6,792,837	8.9

		South Africa: 5.1%
ZAR 22		Republic of South Africa Government Bond, 6.250%, 03/31/2036	1	0.0
ZAR 65,035,000		Republic of South Africa Government Bond, 8.500%, 01/31/2037	2,753,832	3.6
ZAR 25,448,000		Republic of South Africa Government Bond, 9.000%, 01/31/2040	1,120,141	1.5
			3,873,974	5.1

		South Korea: 1.3%
IDR 15,800,000,000		Export-Import Bank of Korea, 7.250%, 12/07/2024	953,421	1.3

		Thailand: 7.6%
THB 21,590,000		Thailand Government Bond, 2.875%, 12/17/2028	734,407	0.9
THB 44,790,000		Thailand Government Bond, 3.400%, 06/17/2036	1,677,195	2.2
THB 5,688,000		Thailand Government Bond, 3.650%, 06/20/2031	205,723	0.3
THB 64,354,000		Thailand Government Bond, 3.775%, 06/25/2032	2,415,729	3.2
THB 19,669,000		Thailand Government Bond, 4.875%, 06/22/2029	773,061	1.0
			5,806,115	7.6

		Turkey: 3.7%
TRY 8,188,000		Turkey Government Bond, 8.000%, 03/12/2025	1,023,926	1.4
TRY 3,831,000		Turkey Government Bond, 9.500%, 01/12/2022	558,727	0.7
TRY 4,885,000		Turkey Government Bond, 10.400%, 03/20/2024	685,484	0.9
TRY 1,832,000		Turkey Government Bond, 10.500%, 08/11/2027	246,271	0.3
TRY 1,270,000		Turkey Government Bond, 11.000%, 02/24/2027	175,139	0.2
TRY 900,000		Turkey Government Bond, 12.200%, 01/18/2023	136,022	0.2
			2,825,569	3.7

		Uruguay: 1.1%
UYU 34,962,000		Uruguay Government International Bond, 8.500%, 03/15/2028	653,932	0.8

20

Voya Emerging Markets Local Currency Debt Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

UYU 10,000,000	Uruguay Government International Bond, 9.875%, 06/20/2022	216,028	0.3
		869,960	1.1

	Total Sovereign Bonds
	(Cost $85,149,360)	70,742,167	92.8

SUPRANATIONAL BONDS: 1.7%
	Supranational: 1.3%
PLN 2,402,000	European Investment Bank, 3.000%, 05/24/2024	624,663	0.8
ZAR 6,900,000	European Investment Bank, 8.125%, 12/21/2026	402,280	0.5
		1,026,943	1.3

	Turkey: 0.4%
TRY 2,000,000	European Investment Bank, 9.125%, 10/07/2020	294,661	0.4

	Total Supranational Bonds
	(Cost $1,654,998)	1,321,604	1.7

	Total Long-Term Investments
	(Cost $86,804,358)	72,063,771	94.5

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
	Mutual Funds: 4.4%
3,363,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.340%
	(Cost $3,363,000)	3,363,000	4.4

	Total Short-Term Investments
	(Cost $3,363,000)	3,363,000	4.4

	Total Investments in Securities (Cost $90,167,358)	$ 75,426,771	98.9
	Assets in Excess of Other Liabilities	840,679	1.1
	Net Assets	$ 76,267,450	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Rate shown is the 7-day yield as of March 31, 2020.

Currency Abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
UYU	Uruguayan Peso Uruguayo
ZAR	South African Rand

See Accompanying Notes to Financial Statements

21

Voya Securitized Credit Fund	portfolio of investments
as of March 31, 2020

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 39.8%
856,503	(1),(2)	Agate Bay Mortgage Trust 2014-2 B2, 3.880%, 09/25/2044	$ 821,884	0.1
1,554,950	(1),(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.802%, 01/25/2045	1,282,331	0.1
1,575,745	(1),(2)	Agate Bay Mortgage Trust 2015-3 B4, 3.624%, 04/25/2045	1,467,410	0.1
1,304,649	(1),(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.573%, 06/25/2045	1,196,763	0.1
898,512	(1),(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.772%, 12/25/2045	838,302	0.1
646,000	(1),(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.772%, 12/25/2045	491,823	0.1
1,793,622	(1),(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.795%, 03/25/2046	1,714,476	0.2
998,319	(1),(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.795%, 03/25/2046	746,127	0.1
658,689		Alternative Loan Trust 2004-32CB 2A2, 1.347%, (US0001M + 0.400%), 02/25/2035	546,566	0.1
906,008		Alternative Loan Trust 2004-J7 MI, 1.967%, (US0001M + 1.020%), 10/25/2034	829,821	0.1
2,950,626		Alternative Loan Trust 2005-10CB 1A1, 1.447%, (US0001M + 0.500%), 05/25/2035	2,234,412	0.2
484,326		Alternative Loan Trust 2005-31 1A1, 1.507%, (US0001M + 0.560%), 08/25/2035	405,725	0.0
367,117		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	309,822	0.0
635,239		Alternative Loan Trust 2005-J2 1A12, 1.347%, (US0001M + 0.400%), 04/25/2035	494,179	0.1
395,607		Alternative Loan Trust 2006-19CB A12, 1.347%, (US0001M + 0.400%), 08/25/2036	210,674	0.0
818,036		Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	541,301	0.1
552,458		Alternative Loan Trust 2007-18CB 1A7, 1.417%, (US0001M + 0.470%), 08/25/2037	239,886	0.0
1,526,509		Alternative Loan Trust 2007-OA4 A1, 1.117%, (US0001M + 0.170%), 05/25/2047	1,261,095	0.1
2,473,473	(1),(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	2,361,507	0.2
303,063	(1)	Bear Stearns ALT-A Trust 2005-10 21A1, 3.700%, 01/25/2036	277,476	0.0
237,398	(1)	Bear Stearns ALT-A Trust 2005-4 23A1, 3.882%, 05/25/2035	214,865	0.0
441,919	(1)	Bear Stearns ALT-A Trust 2005-7 21A1, 4.253%, 09/25/2035	379,769	0.0
1,953,266	(1)	Bear Stearns ALT-A Trust 2005-9 26A1, 3.806%, 11/25/2035	1,421,411	0.1
790,263	(1),(2)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	784,332	0.1
207,951	(1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 4.300%, 09/25/2036	168,455	0.0
136,802	(1)	Chase Mortgage Finance Trust Series 2007-A1 1A2, 4.363%, 02/25/2037	124,991	0.0
1,373,793	(1),(2)	Chase Home Lending Mortgage Trust 2019-ATR2 A3, 3.500%, 07/25/2049	1,393,431	0.1
425,134	(1)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.826%, 11/25/2034	385,041	0.0
669,276		CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/2036	503,461	0.1
534,668		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	400,635	0.0
1,000,000	(1),(2)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	964,037	0.1
684,642	(1),(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	681,797	0.1
414,730	(1),(2)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	415,434	0.0
1,302,190	(1),(2)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	1,261,014	0.1
2,604,379	(1),(2)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	2,658,847	0.3
1,481,896	(1),(2)	CIM Trust 2019-J1 1A2, 3.500%, 08/25/2049	1,493,317	0.2
500,000	(1),(2)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	448,698	0.0
981,550	(1),(2)	CIM Trust 2019-J1 B3, 4.010%, 08/25/2049	783,631	0.1
357,430	(1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.982%, 03/25/2036	293,676	0.0

See Accompanying Notes to Financial Statements

24

Voya Securitized Credit Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

443,519	(1)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.128%, 09/25/2037	391,441	0.0
1,191,594	(1),(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 3.979%, 08/25/2036	1,064,600	0.1
1,130,192		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	1,088,082	0.1
242,412		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	218,360	0.0
1,000,000	(1),(2)	COLT 2019-1 M1 Mortgage Loan Trust, 4.518%, 03/25/2049	925,338	0.1
2,434,391	(1),(2)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	2,388,685	0.2
2,000,000	(2)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.947%, (US0001M + 2.000%), 01/25/2040	1,325,151	0.1
1,409,625	(2),(3)	CSMC 2019-AFC1 A3 Trust, 2.877% (Step Rate @ 3.877% on 08/25/2023), 07/25/2049	1,361,999	0.1
1,684,869	(1),(2)	CSMC Trust 2013-7 A11, 3.500%, 08/25/2043	1,735,469	0.2
500,000	(1),(2)	Deephave Residential Mortgage Trust 2019-2A M1, 3.921%, 04/25/2059	471,677	0.0
1,700,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	1,651,843	0.2
3,000,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	2,896,423	0.3
1,200,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-3 M1, 4.357%, 08/25/2058	1,164,858	0.1
2,000,000	(1),(2)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	1,902,668	0.2
3,500,000	(1),(2)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	2,863,891	0.3
541,221	(1),(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.802%, 06/27/2037	479,559	0.1
1,500,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 5.197%, (US0001M + 4.250%), 04/25/2029	1,459,973	0.1
2,299,119		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 5.947%, (US0001M + 5.000%), 07/25/2025	2,238,928	0.2
809,542		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 6.497%, (US0001M + 5.550%), 04/25/2028	757,857	0.1
626,661		Fannie Mae Connecticut Avenue Securities 2016-C01 2M2, 7.897%, (US0001M + 6.950%), 08/25/2028	632,370	0.1
649,453		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 5.197%, (US0001M + 4.250%), 01/25/2029	617,561	0.1
2,285,292		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 5.397%, (US0001M + 4.450%), 01/25/2029	2,205,480	0.2
2,920,703		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 5.297%, (US0001M + 4.350%), 05/25/2029	2,817,336	0.3
3,478,539		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 4.497%, (US0001M + 3.550%), 07/25/2029	3,220,532	0.3
3,180,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 4.597%, (US0001M + 3.650%), 09/25/2029	2,321,214	0.2
2,000,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.947%, (US0001M + 3.000%), 10/25/2029	1,797,492	0.2
1,600,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 3.797%, (US0001M + 2.850%), 11/25/2029	1,416,038	0.1

See Accompanying Notes to Financial Statements

25

Voya Securitized Credit Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

3,211,607		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 3.147%, (US0001M + 2.200%), 01/25/2030	2,873,026	0.3
3,700,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 3.347%, (US0001M + 2.400%), 05/28/2030	3,337,084	0.3
2,512,230		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 3.447%, (US0001M + 2.500%), 05/25/2030	2,198,207	0.2
2,138,782		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 3.747%, (US0001M + 2.800%), 02/25/2030	1,807,803	0.2
3,740,446		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 3.147%, (US0001M + 2.200%), 08/25/2030	3,132,308	0.3
3,100,000		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 3.097%, (US0001M + 2.150%), 10/25/2030	2,613,549	0.3
4,061,029		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 3.497%, (US0001M + 2.550%), 12/25/2030	3,373,409	0.3
4,800,000		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 3.297%, (US0001M + 2.350%), 01/25/2031	4,088,873	0.4
1,432,441		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.947%, (US0001M + 2.000%), 03/25/2031	1,275,812	0.1
3,123,691		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 3.047%, (US0001M + 2.100%), 03/25/2031	2,657,347	0.3
3,000,000		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 3.197%, (US0001M + 2.250%), 07/25/2030	2,628,858	0.3
3,970,000	(2)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 3.047%, (US0001M + 2.100%), 06/25/2039	3,274,687	0.3
2,208,983	(2)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 3.347%, (US0001M + 2.400%), 04/25/2031	1,912,682	0.2
1,000,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.997%, (US0001M + 2.050%), 01/25/2040	608,636	0.1
970,884		Fannie Mae Connecticut Avenue Securities, 6.647%, (US0001M + 5.700%), 04/25/2028	972,158	0.1
699,391		Fannie Mae Connecticut Avenue Securities, 6.847%, (US0001M + 5.900%), 10/25/2028	689,439	0.1
3,900,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 4.513%, (US0001M + 3.650%), 02/25/2040	2,668,825	0.3
1,000,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 5.047%, (US0001M + 4.100%), 07/25/2039	545,150	0.1
4,100,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 4.513%, (US0001M + 3.650%), 02/25/2040	2,805,688	0.3
924,382	(1),(2)	Flagstar Mortgage Trust 2017-1 B3, 3.682%, 03/25/2047	852,092	0.1
961,537	(1),(2)	Flagstar Mortgage Trust 2018-2 B2, 4.042%, 04/25/2048	912,036	0.1
1,860,529	(1),(2)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	1,892,072	0.2
2,094,706	(1),(2)	Flagstar Mortgage Trust 2018-5 B2, 4.536%, 09/25/2048	2,040,577	0.2
971,120	(1),(2)	Flagstar Mortgage Trust 2018-5 B3, 4.536%, 09/25/2048	891,435	0.1
973,657	(1),(2)	Flagstar Mortgage Trust 2018-6RR B1, 5.004%, 10/25/2048	862,306	0.1
1,506,406	(1),(2)	Flagstar Mortgage Trust 2019-1INV A15, 3.500%, 10/25/2049	1,523,621	0.2
993,728	(1),(2)	Flagstar Mortgage Trust 2019-2 B2, 4.184%, 12/25/2049	819,539	0.1

See Accompanying Notes to Financial Statements

26

Voya Securitized Credit Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

1,483,470	(1),(2)	Flagstar Mortgage Trust 2018-4 B3, 4.322%, 07/25/2048	1,367,326	0.1
4,993,062	(1),(2)	Flagstar Mortgage Trust 2020-1NV B2A, 4.356%, 03/25/2050	4,318,503	0.4
2,491,950	(1),(2)	Flagstar Mortgage Trust 2020-1NV B3, 4.356%, 03/25/2050	2,132,470	0.2
900,000	(2)	Freddie Mac STACR Trust 2018-DNA3 M2, 3.047%, (US0001M + 2.100%), 09/25/2048	751,928	0.1
3,600,000	(2)	Freddie Mac Stacr Trust 2018-HQA2 M2, 3.247%, (US0001M + 2.300%), 10/25/2048	2,983,454	0.3
3,900,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.647%, (US0001M + 4.700%), 04/25/2028	3,628,574	0.4
2,500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.497%, (US0001M + 5.550%), 07/25/2028	2,437,055	0.2
2,980,487		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 5.947%, (US0001M + 5.000%), 12/25/2028	2,866,641	0.3
1,070,589		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA1 M3, 7.297%, (US0001M + 6.350%), 09/25/2028	1,068,655	0.1
1,500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA2 M3, 6.097%, (US0001M + 5.150%), 11/25/2028	1,439,663	0.1
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 4.797%, (US0001M + 3.850%), 03/25/2029	225,956	0.0
4,600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 3.447%, (US0001M + 2.500%), 03/25/2030	4,022,661	0.4
3,350,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 3.597%, (US0001M + 2.650%), 12/25/2029	2,941,702	0.3
2,365,875		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 3.297%, (US0001M + 2.350%), 04/25/2030	2,059,592	0.2
1,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 2.747%, (US0001M + 1.800%), 07/25/2030	915,500	0.1
993,088		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 3.247%, (US0001M + 2.300%), 09/25/2030	847,864	0.1
3,500,000	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.997%, (US0001M + 2.050%), 04/25/2049	2,939,046	0.3
3,000,000	(2)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 2.797%, (US0001M + 1.850%), 02/25/2050	1,951,669	0.2
9,400,000	(2)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.847%, (US0001M + 1.900%), 01/25/2050	6,006,055	0.6
2,000,000	(2)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.911%, (US0001M + 3.100%), 03/25/2050	1,313,875	0.1
2,500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA1 M2, 4.197%, (US0001M + 3.250%), 07/25/2029	2,233,205	0.2
532,914	(1),(2)	Galton Funding Mortgage Trust 2019-1 A21, 4.500%, 02/25/2059	536,705	0.1
986,080	(1),(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	926,986	0.1
1,318,030	(1),(2)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	1,296,227	0.1
2,000,000	(1),(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	1,976,909	0.2
980,776	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/01/2050	997,871	0.1
1,667,319	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/01/2050	1,688,902	0.2

See Accompanying Notes to Financial Statements

27

Voya Securitized Credit Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

1,000,000	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/01/2050	951,054	0.1
2,192,653	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.694%, 05/01/2050	1,579,823	0.2
426,058	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 A1, 4.000%, 08/25/2049	431,644	0.0
978,804	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.333%, 08/25/2049	951,431	0.1
1,198,104	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	1,216,211	0.1
987,733	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.496%, 11/25/2049	955,836	0.1
1,703,065	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	1,717,879	0.2
991,779	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.095%, 03/25/2050	980,473	0.1
3,684,459	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 4.095%, 03/25/2050	3,454,462	0.3
3,090,384	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 4.095%, 03/25/2050	2,758,687	0.3
140,785	(1)	GSR Mortgage Loan Trust 2005-AR5 2A3, 4.117%, 10/25/2035	100,239	0.0
391,609	(1)	GSR Mortgage Loan Trust 2006-AR1 2A1, 3.932%, 01/25/2036	360,086	0.0
882,472		HarborView Mortgage Loan Trust 2006-14 2A1A, 0.900%, (US0001M + 0.150%), 01/25/2047	699,201	0.1
1,153,700		HarborView Mortgage Loan Trust 2007-5 A1A, 0.940%, (US0001M + 0.190%), 09/19/2037	944,826	0.1
3,685,980		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 1.157%, (US0001M + 0.210%), 02/25/2046	2,712,093	0.3
989,203	(1),(2)	JP Morgan Mortgage Trust 2019-6 B1, 4.250%, 12/25/2049	906,262	0.1
3,059,652	(1),(2)	JP Morgan Mortgage Trust 2019-7 B2A, 3.220%, 02/25/2050	2,638,751	0.3
1,488,091	(1),(2)	JP Morgan Mortgage Trust 2019-8 B2A, 3.226%, 03/25/2050	1,313,710	0.1
2,953,364	(1),(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.476%, 03/25/2050	2,213,177	0.2
3,490,698	(1),(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.556%, 05/25/2050	2,923,485	0.3
2,932,957	(1),(2)	JP Morgan Mortgage Trust 2020-1 A15, 3.500%, 06/25/2050	2,966,442	0.3
1,000,000	(1),(2)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	964,804	0.1
2,049,808	(1),(2)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	2,081,380	0.2
3,000,000	(1),(2)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	2,932,040	0.3
903,543	(1),(2)	JP Morgan Trust 2015-3 B3, 3.664%, 05/25/2045	849,981	0.1
2,457,182	(1),(2)	JP Morgan Trust 2015-5 B3, 3.053%, 05/25/2045	2,332,494	0.2
702,062	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	715,616	0.1
482,667	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	493,314	0.1
981,591	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.651%, 08/25/2049	1,003,706	0.1
981,591	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.651%, 08/25/2049	915,288	0.1
1,111,244	(1),(2)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	1,138,745	0.1
1,276,345	(1),(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.900%, 06/25/2049	1,210,287	0.1
654,145		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	491,768	0.1
181,780	(1)	JP Morgan Mortgage Trust 2007-A3 1A1, 3.940%, 05/25/2037	148,924	0.0
1,265,996		JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	802,915	0.1
3,178,434	(1),(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.726%, 01/25/2044	2,935,179	0.3
786,000	(1),(2)	JP Morgan Mortgage Trust 2014-5 B4, 2.959%, 10/25/2029	638,953	0.1
1,000,000	(1),(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.868%, 05/25/2046	765,981	0.1
3,722,977	(1),(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.529%, 01/25/2047	3,384,730	0.3
1,606,280	(1),(2)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	1,582,956	0.2
935,703	(1),(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.834%, 08/25/2047	886,003	0.1

See Accompanying Notes to Financial Statements

28

Voya Securitized Credit Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

1,428,623	(1),(2)	JP Morgan Mortgage Trust 2017-4 B1, 3.939%, 11/25/2048	1,353,898	0.1
1,428,623	(1),(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.939%, 11/25/2048	1,335,276	0.1
2,198,468	(1),(2)	JP Morgan Mortgage Trust 2017-5 B1, 3.147%, 10/26/2048	1,913,913	0.2
972,343	(1),(2)	JP Morgan Mortgage Trust 2017-5 B2, 3.147%, 10/26/2048	828,600	0.1
1,431,875	(1),(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.818%, 12/25/2048	1,296,577	0.1
1,551,334	(1),(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.763%, 09/25/2048	1,418,101	0.1
2,198,122	(1),(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.763%, 09/25/2048	1,982,556	0.2
1,057,180	(1),(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.773%, 10/25/2048	969,975	0.1
2,210,468	(1),(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.773%, 10/25/2048	2,004,592	0.2
3,485,251	(1),(2)	JP MORGAN MORTGAGE TRUST 2018-5 A13, 3.500%, 10/25/2048	3,419,185	0.3
2,421,267	(1),(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	2,458,605	0.2
1,824,497	(1),(2)	JP Morgan Mortgage Trust 2018-6C B2, 3.950%, 12/25/2048	1,676,205	0.2
1,941,056	(1),(2)	JP Morgan Mortgage Trust 2018-8 B1, 4.202%, 01/25/2049	1,823,279	0.2
970,528	(1),(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.202%, 01/25/2049	901,142	0.1
971,134	(1),(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.462%, 02/25/2049	934,827	0.1
971,134	(1),(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.462%, 02/25/2049	918,352	0.1
1,465,754	(1),(2)	JP Morgan Mortgage Trust 2018-LTV1 B1, 4.773%, 04/25/2049	1,472,010	0.2
1,293,344	(1),(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	1,318,643	0.1
222,521	(1),(2)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	226,213	0.0
3,317,360	(1),(2)	JP Morgan Mortgage Trust 2019-5 B1, 4.466%, 11/25/2049	3,343,278	0.3
2,036,370	(1),(2)	JP Morgan Mortgage Trust 2019-5 B2, 4.466%, 11/25/2049	1,936,206	0.2
1,978,406	(1),(2)	JP Morgan Mortgage Trust 2019-6 B2, 4.250%, 12/25/2049	1,894,115	0.2
2,755,814	(1),(2)	JP Morgan Mortgage Trust 2019-7 A15, 3.500%, 09/25/2049	2,796,885	0.3
2,964,656	(1),(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.470%, 12/31/2049	2,555,623	0.3
3,403,959	(1),(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	3,423,752	0.3
1,717,803	(1),(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.130%, 10/25/2049	1,621,519	0.2
2,452,445	(1),(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	2,428,765	0.2
1,062,726	(1),(2)	JP Morgan Mortgage Trust 2019-INV2 A3, 3.500%, 02/25/2050	1,084,426	0.1
2,104,533	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	2,171,394	0.2
1,976,749	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.824%, 12/25/2049	1,864,395	0.2
1,976,749	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.824%, 12/25/2049	1,714,964	0.2
993,283	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.571%, 12/31/2049	945,075	0.1
2,483,209	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.571%, 12/31/2049	2,303,060	0.2
1,355,314	(1),(2)	JP Morgan Trust 2015-3 B4, 3.664%, 05/25/2045	1,214,500	0.1
326,466		Lehman XS Trust Series 2005-5N 3A1B, 2.966%, (12MTA + 1.000%), 11/25/2035	310,896	0.0
969,589	(1),(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.481%, 10/25/2048	984,050	0.1
2,067,164	(1),(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.481%, 10/25/2048	2,020,104	0.2
87,347		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 1.327%, (US0001M + 0.380%), 08/25/2035	85,576	0.0
213,866		Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	175,391	0.0
900,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 2.747%, (US0001M + 1.800%), 09/25/2035	778,074	0.1
800,000	(1),(2)	New Residential Mortgage Loan Trust 2019-NQM2 M1, 4.267%, 04/25/2049	752,990	0.1
2,082,647	(1),(2)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	2,047,214	0.2

See Accompanying Notes to Financial Statements

29

Voya Securitized Credit Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

665,690	(1),(2)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	665,230	0.1
1,152,539	(1),(2)	OBX 2019-EXP2 1A3 Trust, 4.000%, 07/25/2059	1,162,145	0.1
837,221	(1),(2)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	828,721	0.1
1,039,319	(1),(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	1,065,457	0.1
1,825,499	(1),(2)	OBX 2020-INV1 A21 Trust, 3.500%, 05/25/2049	1,860,015	0.2
1,951,926	(1),(2)	PSMC 2019-2 A1 Trust, 3.500%, 10/25/2049	1,995,702	0.2
1,455,000	(1),(2)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	1,374,473	0.1
985,853	(1),(2)	PSMC 2020-1 A1 Trust, 3.500%, 01/25/2050	1,000,758	0.1
839,259	(1),(2)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	851,438	0.1
1,387,433	(1),(2)	RCKT Mortgage Trust 2019-1 B1A, 3.929%, 09/25/2049	1,169,501	0.1
991,024	(1),(2)	RCKT Mortgage Trust 2019-1 B2A, 3.929%, 09/25/2049	813,299	0.1
3,500,000	(1),(2)	RCKT Mortgage Trust 2020-1 A13, 3.000%, 02/25/2050	3,463,345	0.3
2,000,000	(1),(2)	RCKT Mortgage Trust 2020-1 B2A, 3.538%, 02/25/2050	1,568,007	0.2
527,350	(1)	Sequoia Mortgage Trust 2013-3 B3, 3.513%, 03/25/2043	504,134	0.1
903,312	(2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	866,004	0.1
439,478	(1),(2)	Sequoia Mortgage Trust 2015-3 B3, 3.703%, 07/25/2045	392,832	0.0
949,297	(1),(2)	Sequoia Mortgage Trust 2017-CH1 B2B, 4.536%, 08/25/2047	916,894	0.1
238,882	(1),(2)	Sequoia Mortgage Trust 2018-6 A4, 4.000%, 07/25/2048	237,567	0.0
55,945	(1),(2)	Sequoia Mortgage Trust 2018-CH4 A10, 4.500%, 10/25/2048	55,759	0.0
2,100,000	(1),(2)	Sequoia Mortgage Trust 2018-CH4 A13, 4.500%, 10/25/2048	2,063,726	0.2
1,198,715	(1),(2)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	1,186,216	0.1
1,468,672	(1),(2)	Sequoia Mortgage Trust 2019-2 B3, 4.246%, 06/25/2049	1,290,450	0.1
1,139,925	(1),(2)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	1,152,876	0.1
2,259,518	(1),(2)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	2,285,932	0.2
496,347	(1),(2)	Sequoia Mortgage Trust 2019-5 B2, 3.776%, 12/25/2049	405,886	0.0
496,347	(1),(2)	Sequoia Mortgage Trust 2019-5 B3, 3.776%, 12/25/2049	387,476	0.0
704,986	(1),(2)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	704,540	0.1
689,284	(1),(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 5.052%, 03/25/2049	699,962	0.1
1,899,802	(1),(2)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	1,902,772	0.2
1,724,513	(1),(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.903%, 08/25/2049	1,656,102	0.2
2,400,000	(1),(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	2,398,751	0.2
3,028,367	(1),(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.534%, 09/25/2049	2,959,886	0.3
1,783,316	(1),(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.534%, 09/25/2049	1,639,875	0.2
959,705	(1),(2)	Sequoia Mortgage Trust 2020-1 A1, 3.500%, 02/25/2050	984,412	0.1
1,439,557	(1),(2)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	1,470,493	0.1
3,777,382	(1),(2)	Sequoia Mortgage Trust 2020-2 A19, 3.500%, 03/25/2050	3,806,542	0.4
998,349	(1),(2)	Sequoia Mortgage Trust 2020-2 B2, 3.675%, 03/25/2050	797,384	0.1
2,488,884	(1),(2)	Sequoia Mortgage Trust 2020-2 B3, 3.675%, 03/25/2050	1,891,361	0.2
1,200,000	(1),(2)	Sequoia Mortgage Trust 2020-3 A19, 3.000%, 04/25/2050	1,217,327	0.1
2,000,000	(1),(2)	Sequoia Mortgage Trust 2020-3 B3, 3.442%, 04/25/2050	1,492,759	0.2
1,419,785	(1),(2)	Shellpoint Co-Originator Trust 2017-2 B3, 3.714%, 10/25/2047	1,308,347	0.1
1,862,638	(1),(2)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	1,861,588	0.2
3,000,000	(1),(2)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	2,563,713	0.3
135,043	(1)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 3.960%, 03/25/2035	127,476	0.0

See Accompanying Notes to Financial Statements

30

Voya Securitized Credit Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

4,637,502	(1)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.040%, 01/25/2037	1,808,541	0.2
800,000	(2)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	733,354	0.1
2,000,000	(1),(2)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	1,810,894	0.2
1,500,000	(1),(2)	Verus Securitization Trust 2018-3 M1, 4.595%, 10/25/2058	1,454,986	0.1
522,087	(1),(2)	Verus Securitization Trust 2018-INV1 A1, 3.626%, 03/25/2058	501,264	0.1
933,426	(1),(2)	Verus Securitization Trust 2019-1 A2, 3.938%, 02/25/2059	906,833	0.1
3,536,016	(2),(3)	Verus Securitization Trust 2019-4 A3, 3.000% (Step Rate @ 4.000% on 10/25/2023), 11/25/2059	3,587,168	0.4
1,570,777	(1),(2)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	1,553,856	0.2
228,311	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 4.284%, 10/20/2035	204,792	0.0
296,193	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A2, 4.284%, 10/20/2035	265,681	0.0
653,294	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 4.464%, 06/25/2034	582,808	0.1
771,042	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 4.534%, 07/25/2034	722,322	0.1
1,268,425	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 4.121%, 09/25/2035	1,211,185	0.1
519,101		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.437%, (US0001M + 0.490%), 10/25/2045	456,968	0.0
389,589	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 3.752%, 12/25/2035	340,021	0.0
365,007	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 3.270%, 11/25/2036	307,275	0.0
1,059,771	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 3.357%, 12/25/2036	939,782	0.1
579,202	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.333%, 12/25/2036	485,445	0.1
389,186	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.586%, 02/25/2037	333,694	0.0
670,392	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.655%, 02/25/2037	544,927	0.1
425,797	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.740%, 12/25/2036	368,570	0.0
533,247		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	473,333	0.1
331,675		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/2035	298,457	0.0
698,300		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	645,743	0.1
757,246		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 1.177%, (US0001M + 0.230%), 01/25/2047	618,587	0.1
254,064		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	234,957	0.0
148,122	(1)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.093%, 04/25/2036	142,709	0.0
848,674	(1)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.353%, 12/28/2037	778,673	0.1
481,468	(1),(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.691%, 07/25/2047	433,262	0.0
2,031,011	(1),(2)	Wells Fargo Mortgage Backed Securities 2019-3 A17 Trust, 3.500%, 10/25/2049	2,070,183	0.2

See Accompanying Notes to Financial Statements

31

Voya Securitized Credit Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

3,302,181	(1),(2)	Wells Fargo Mortgage Backed Securities 2019-3 B3 Trust, 3.821%, 10/25/2049	2,814,417	0.3
1,617,000	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-1 B2 Trust, 3.474%, 12/25/2049	1,314,825	0.1
2,112,318	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.474%, 12/25/2049	1,834,982	0.2

	Total Collateralized Mortgage Obligations
	(Cost $448,371,178)		399,178,125	39.9

COMMERCIAL MORTGAGE-BACKED SECURITIES: 32.8%
3,500,000	(2)	AREIT 2019-CRE3 D Trust, 3.355%, (US0001M + 2.650%), 09/14/2036	2,379,898	0.2
5,000,000	(2)	Atrium Hotel Portfolio Trust 2017-ATRM E, 3.755%, (US0001M + 3.050%), 12/15/2036	4,006,479	0.4
2,500,000	(2)	Austin Fairmont Hotel Trust 2019-FAIR E, 2.955%, (US0001M + 2.250%), 09/15/2032	2,020,210	0.2
3,500,000	(2)	Banc of America Commercial Mortgage Trust 2017-BNK3 D, 3.250%, 02/15/2050	2,502,297	0.2
1,550,000	(2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	1,106,849	0.1
5,680,000	(2)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	3,075,756	0.3
7,060,000	(1),(2),(4)	BANK 2017-BNK4 XE, 1.468%, 05/15/2050	616,577	0.1
2,644,000	(2)	BANK 2019-BNK17 D, 3.000%, 04/15/2052	1,950,550	0.2
11,131,424	(1),(4)	Bank 2019-BNK19 XA, 0.964%, 08/15/2061	772,394	0.1
21,150,000	(1),(2),(4)	BANK 2017-BNK8 XE, 1.273%, 11/15/2050	1,603,305	0.2
9,363,500	(1),(2),(4)	BANK 2018-BNK12 XD, 1.420%, 05/15/2061	885,830	0.1
1,700,000	(2)	BANK 2017-BNK9 D, 2.800%, 11/15/2054	1,121,854	0.1
5,200,000	(2)	BANK 2019-BNK20 D, 2.500%, 09/15/2061	3,053,382	0.3
52,182,007	(1),(4)	BANK 2019-BNK20 XA, 0.841%, 09/15/2061	3,190,147	0.3
53,129,180	(1),(4)	BANK 2019-BNK21 XA, 0.997%, 10/15/2052	3,305,644	0.3
1,650,000	(2)	BANK 2020-BNK25 D, 2.500%, 01/15/2063	1,109,382	0.1
1,350,000	(1),(2)	BAMLL Commercial Mortgage Securities Trust 2016-FR14 C, 1.321%, 02/27/2048	1,271,483	0.1
48,847,549	(1),(4)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.601%, 08/15/2052	5,288,070	0.5
103,000,000	(1),(2),(4)	BBCCRE Trust 2015-GTP XB, 0.215%, 08/10/2033	1,166,053	0.1
600,000	(1),(2)	BENCHMARK 2018-B4 D, 2.812%, 07/15/2051	386,240	0.0
18,964,000	(1),(2),(4)	Benchmark 2018-B5 XD Mortgage Trust, 1.500%, 07/15/2051	1,857,617	0.2
50,893,747	(1),(4)	Benchmark 2018-B7 XA Mortgage Trust, 0.445%, 05/15/2053	1,463,689	0.1
20,337,109	(1),(4)	BENCHMARK 2019-B10 XA Mortgage Trust, 1.231%, 03/15/2062	1,653,555	0.2
1,350,000	(2)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	860,310	0.1
3,220,000	(1),(2),(4)	Benchmark 2019-B9 XD Mortgage Trust, 2.002%, 03/15/2052	448,414	0.0
81,159,471	(1),(4)	BMARK 2018-B4 XA, 0.538%, 07/15/2051	2,545,429	0.3
8,000,000	(1),(2),(4)	BMARK 2018-B4 XD, 1.750%, 07/15/2051	906,806	0.1
870,000	(2)	Benchmark 2020-B17 D Mortgage Trust, 2.250%, 03/15/2053	552,852	0.1
4,110,000	(2)	Benchmark 2020-B17 E Mortgage Trust, 2.250%, 03/15/2053	2,452,760	0.2
12,545,000	(1),(4)	Benchmark 2020-B17 XA Mortgage Trust, 1.542%, 03/15/2053	1,178,213	0.1
840,000	(2)	BHP Trust 2019-BXHP D, 2.476%, (US0001M + 1.771%), 08/15/2036	704,587	0.1
840,000	(2)	BHP Trust 2019-BXHP E, 3.272%, (US0001M + 2.568%), 08/15/2036	681,911	0.1
684,466		BMD2 2019-FRR1, 2.870%, 05/25/2052	637,926	0.1
1,777,762		BMD2 RE-REMIC TR 2019 3.6, 3.665%, 09/25/2022	1,744,321	0.2
570,000	(2)	BX Trust 2019-MMP E, 2.605%, (US0001M + 1.900%), 08/15/2036	551,891	0.1
1,300,000	(1),(2)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	1,000,212	0.1
5,000,000	(2)	BXMT 2020-FL2 D Ltd., 2.750%, (US0001M + 1.950%), 02/16/2037	3,689,377	0.4
1,910,000	(1),(2)	CALI Mortgage Trust 2019-101C E, 4.324%, 03/10/2039	1,932,035	0.2
1,250,000	(1),(2)	Cantor Commercial Real Estate Lending 2019-CF3 D, 2.500%, 01/15/2053	724,751	0.1
26,247,794	(1),(4)	CD 2019-CD8 XA Mortgage Trust, 1.412%, 08/15/2057	2,512,528	0.3

See Accompanying Notes to Financial Statements

32

Voya Securitized Credit Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

736,938	(1),(2)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.089%, 04/15/2044	696,839	0.1
3,310,000	(2)	CFK Trust 2020-MF2 E, 3.572%, 03/10/2039	2,446,274	0.2
2,810,000	(1),(2)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.592%, 03/10/2047	2,268,002	0.2
45,735,707	(1),(2),(4)	Citigroup Commercial Mortgage Trust 2014-GC19 XD, 1.427%, 03/10/2047	2,327,870	0.2
740,000	(2)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	480,135	0.0
1,250,000	(2)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	890,683	0.1
20,655,000	(1),(2),(4)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.269%, 09/15/2050	1,485,972	0.1
2,240,000	(1),(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.067%, 11/10/2051	1,727,565	0.2
68,890,071	(1),(4)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 0.881%, 12/15/2072	4,260,789	0.4
4,231,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.723%, 07/10/2049	2,953,195	0.3
2,010,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.723%, 07/10/2049	1,273,883	0.1
1,230,000	(1),(2)	COMM 2013-CR10 F Mortgage Trust, 4.789%, 08/10/2046	997,041	0.1
3,015,000	(1),(2)	COMM 2013-GAM F, 3.418%, 02/10/2028	2,878,269	0.3
21,600,877	(1),(4)	COMM 2012-CR3 XA, 1.857%, 10/15/2045	751,164	0.1
3,870,000	(1),(2)	COMM 2014-LC15 D Mortgage Trust, 4.984%, 04/10/2047	3,420,426	0.3
3,300,000	(1)	COMM 2015-CCRE26 D Mortgage Trust, 3.484%, 10/10/2048	2,563,879	0.3
1,820,000	(1),(2)	COMM 2020-CBM F Mortgage Trust, 3.633%, 11/13/2039	1,132,680	0.1
540,000	(1)	Csail 2015-C2 C Commercial Mortgage Trust, 4.192%, 06/15/2057	469,929	0.0
16,406,000	(1),(2),(4)	CSAIL 2017-CX10 XE Commercial Mortgage Trust, 0.760%, 11/15/2050	832,895	0.1
1,752,944	(2)	CSWF 2018-TOP F, 3.455%, (US0001M + 2.750%), 08/15/2035	1,389,997	0.1
2,630,000	(1),(2)	DBJPM 16-C3 Mortgage Trust, 3.491%, 08/10/2049	1,957,066	0.2
55,922,056	(1),(4)	DBJPM 16-C3 XA Mortgage Trust, 1.482%, 08/10/2049	3,930,308	0.4
1,000,000	(1),(2)	DBUBS 2011-LC1A F Mortgage Trust, 5.689%, 11/10/2046	949,800	0.1
578,662	(1),(2),(4)	DBUBS 2011-LC1A XA, 0.687%, 11/10/2046	1,183	0.0
1,075,522	(1),(2)	DBUBS 2011-LC2 E Mortgage Trust, 5.530%, 07/10/2044	1,035,677	0.1
7,874,000	(1),(2)	DBJPM 16-C3 E Mortgage Trust, 4.241%, 08/10/2049	4,870,443	0.5
1,590,000	(2)	Exantas Capital Corp. 2019-RSO7 D Ltd., 3.500%, (US0001M + 2.700%), 04/15/2036	1,081,183	0.1
1,300,000	(2)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	865,922	0.1
160,388,405	(2),(4)	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/2045	436,272	0.0
79,678	(2)	GPT 2018-GPP E Mortgage Trust, 3.175%, (US0001M + 2.470%), 06/15/2035	79,955	0.0
97,967,991	(1),(2),(4)	GS Mortgage Securities Corp. II 2011-GC3 X, 0.655%, 03/10/2044	324,480	0.0
650,000	(2)	GS Mortgage Securities Corp. Trust 2019-70P F, 3.355%, (US0001M + 2.650%), 10/15/2036	509,108	0.1
5,070,000	(2)	GS Mortgage Securities Corp. Trust 2019-SMP E, 3.305%, (US0001M + 2.600%), 08/15/2032	4,123,848	0.4
2,481,000	(1),(2)	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/2043	2,374,767	0.2
1,100,000	(1),(2)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	1,040,880	0.1
3,720,000	(1),(2)	GS Mortgage Securities Trust 2010-C2 G, 4.548%, 12/10/2043	3,551,142	0.4
1,360,000	(1)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.708%, 05/10/2045	1,334,387	0.1
5,540,000	(1),(2)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	3,561,033	0.4

See Accompanying Notes to Financial Statements

33

Voya Securitized Credit Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

500,000	(2)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	381,889	0.0
1,120,000	(1),(2)	GS Mortgage Securities Trust 2016-GS4 D, 3.233%, 11/10/2049	807,372	0.1
6,351,390	(1),(4)	GS Mortgage Securities Trust 2019-GC38 XA, 0.963%, 02/10/2052	405,461	0.0
2,170,000	(2)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	1,363,464	0.1
1,344,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.550%, 07/10/2052	1,259,956	0.1
1,020,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.550%, 07/10/2052	935,441	0.1
14,573,363	(1),(4)	GS Mortgage Securities Trust 2019-GC40 XA, 1.093%, 07/10/2052	1,030,969	0.1
1,500,000	(2)	Hawaii Hotel Trust 2019-MAUI E, 2.864%, (US0001M + 2.350%), 05/15/2038	1,109,815	0.1
3,990,000	(2)	Hawaii Hotel Trust 2019-MAUI F, 3.455%, (US0001M + 3.000%), 05/15/2038	2,854,646	0.3
1,730,579	(2)	HPLY Trust 2019-HIT E, 3.055%, (US0001M + 2.350%), 11/15/2036	1,310,747	0.1
940,000	(1),(2)	Hudson Yards 2019-55HY F Mortgage Trust, 2.943%, 12/10/2041	803,600	0.1
3,820,000	(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8 D, 2.755%, (US0001M + 2.050%), 02/15/2035	3,462,561	0.3
1,730,000	(1),(2)	Jackson Park Trust 2019-LIC F, 3.242%, 10/14/2039	1,003,514	0.1
1,360,000	(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP F, 3.862%, 12/05/2038	971,840	0.1
5,860,000	(1),(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.220%, 01/05/2034	5,205,947	0.5
1,930,000	(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 2.865%, (US0001M + 2.160%), 07/15/2036	1,653,982	0.2
16,356,779	(1),(2),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 XA, 0.947%, 02/15/2046	91,220	0.0
1,410,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	1,331,240	0.1
1,500,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 C, 5.419%, 08/15/2046	1,474,717	0.1
3,000,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.113%, 12/15/2047	2,682,560	0.3
740,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.079%, 01/15/2046	649,437	0.1
5,000,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	3,568,755	0.4
2,410,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 D, 5.027%, 12/15/2046	2,154,710	0.2
15,987,600	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 0.945%, 07/15/2047	358,140	0.0
1,330,000	(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	1,048,808	0.1
30,251,674	(1),(2),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 1.637%, 11/15/2045	1,620,443	0.2
3,550,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 4.892%, 01/15/2047	3,143,720	0.3
3,580,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	2,817,933	0.3
734,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	533,031	0.1
1,150,000	(2)	JPMBB Commercial Mortgage Securities Trust 2014-C26 E, 4.000%, 01/15/2048	809,239	0.1
46,979,000	(1),(2),(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	942,845	0.1

See Accompanying Notes to Financial Statements

34

Voya Securitized Credit Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

34,428,000	(1),(2),(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XE, 0.382%, 01/15/2048	601,412	0.1
1,830,010	(1)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	1,811,125	0.2
4,460,000	(1),(2)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.142%, 04/20/2048	3,325,236	0.3
2,360,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	1,830,364	0.2
4,880,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 G, 3.707%, 11/15/2046	3,693,732	0.4
3,590,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 4.909%, 04/15/2047	3,151,989	0.3
1,000,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 C, 4.499%, 08/15/2047	903,095	0.1
2,130,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	1,716,413	0.2
1,630,000		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	1,232,076	0.1
3,650,000	(2)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	3,535,201	0.4
2,600,000	(2)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	2,465,655	0.2
1,420,000	(2)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	1,336,281	0.1
1,590,000	(1),(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,126,631	0.1
6,893,000	(1),(2)	Morgan Stanley Capital I Trust 2016-BNK2 F, 3.905%, 11/15/2049	3,886,522	0.4
4,260,950	(2)	Morgan Stanley Capital I Trust 2019-H7 D, 3.000%, 07/15/2052	2,653,546	0.3
41,179,362	(1),(4)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.318%, 07/15/2052	3,550,612	0.4
6,586,500	(1),(2),(4)	Morgan Stanley Capital I Trust 2019-H7 XD, 1.398%, 07/15/2052	643,120	0.1
2,675,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	1,756,151	0.2
17,892,498	(1),(4)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.793%, 12/15/2050	827,086	0.1
15,555,000	(1),(2),(4)	Morgan Stanley Capital I, Inc. 2017-HR2 XD, 1.495%, 12/15/2050	1,522,373	0.2
5,000,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 D, 4.954%, 02/15/2047	4,437,374	0.4
3,450,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 E, 4.403%, 10/15/2048	2,450,440	0.2
7,861,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 F, 4.403%, 10/15/2048	5,202,845	0.5
91,559,540	(1),(4)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.645%, 11/15/2029	4,330,849	0.4
840,000	(2)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	764,511	0.1
1,560,000	(2)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	1,362,028	0.1
5,000,000	(2)	Multifamily Connecticut Avenue Securities Trust 2020-01 M10, 4.362%, (US0001M + 3.750%), 03/25/2050	3,749,437	0.4
3,749,000	(2)	Prima Capital CRE Securitization 2019-RK1 BD Ltd., 3.500%, 04/15/2038	3,455,445	0.3
2,210,000	(2)	Prima Capital CRE Securitization 2019-RK1 CD Ltd., 3.500%, 04/15/2038	2,010,400	0.2
110,000	(2)	Prima Capital CRE Securitization 2019-RK1 DD Ltd., 3.500%, 04/15/2038	98,792	0.0
10,000,000	(2)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	10,419,034	1.0
1,980,000	(1),(2)	Ready Capital Mortgage Trust 2019-5 D, 5.504%, 02/25/2052	1,334,193	0.1
1,919,000	(1),(2)	ReadyCap Commercial Mortgage Trust 2018-4 D, 5.338%, 02/27/2051	1,330,133	0.1

See Accompanying Notes to Financial Statements

35

Voya Securitized Credit Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

3,320,000	(1),(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.852%, 03/15/2037	2,958,593	0.3
999,000	(2)	Shelter Growth CRE 2018-FL1 D Issuer Ltd., 3.705%, (US0001M + 3.000%), 01/15/2035	901,000	0.1
17,796,925	(1),(4)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.561%, 04/15/2052	1,711,922	0.2
720,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.476%, 12/10/2045	657,042	0.1
1,231,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.476%, 12/10/2045	1,023,828	0.1
4,363,572	(2)	VMC Finance 2019-FL3 D LLC, 3.450%, (US0001M + 2.650%), 09/15/2036	3,283,802	0.3
5,000,000	(2)	Wells Fargo Commercial Mortgage Trust 2010-C1 E, 4.000%, 11/15/2043	4,837,897	0.5
6,747,686	(1),(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.042%, 12/15/2047	256,729	0.0
3,262,000	(1),(2)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.497%, 09/15/2058	2,687,904	0.3
5,827,351	(2)	Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/2058	3,637,217	0.4
16,657,000	(1),(2),(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.247%, 09/15/2058	944,905	0.1
16,657,000	(1),(2),(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.247%, 09/15/2058	939,130	0.1
32,664,000	(1),(4)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.527%, 11/15/2049	994,132	0.1
7,605,000	(1),(2),(4)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	653,613	0.1
34,565,906	(1),(4)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 0.969%, 10/15/2050	1,735,319	0.2
2,321,869	(2)	Wells Fargo Commercial Mortgage Trust 2018-BXI E, 2.861%, (US0001M + 2.157%), 12/15/2036	1,882,921	0.2
15,933,720	(1),(4)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.835%, 06/15/2051	840,959	0.1
2,000,000	(2)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	1,269,587	0.1
3,680,000	(2),(5)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	3,036,567	0.3
37,671,375	(1),(2),(4)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.536%, 12/15/2045	1,236,250	0.1
3,240,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C11 E, 4.258%, 03/15/2045	2,652,311	0.3
5,350,000	(2)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	4,227,546	0.4
2,020,000	(2)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	1,534,237	0.2
1,108,849	(1),(2),(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.215%, 03/15/2048	30,766	0.0
3,640,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.041%, 12/15/2046	3,255,797	0.3
320,000	(2)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	243,711	0.0
1,250,000	(2)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	909,339	0.1
2,380,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-UBS1 E, 4.738%, 03/15/2046	1,828,608	0.2
4,410,000	(1)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	3,931,118	0.4
1,000,000	(1)	WFRBS Commercial Mortgage Trust 2014-C25 C, 4.314%, 11/15/2047	888,046	0.1
4,060,000	(2)	Wells Fargo Commercial Mortgage Trust 2015-NXS3 D, 3.153%, 09/15/2057	3,083,417	0.3
2,010,739	(2)	Wells Fargo Commercial Mortgage Trust 2018-BXI D, 2.261%, (US0001M + 1.557%), 12/15/2036	1,744,764	0.2

See Accompanying Notes to Financial Statements

36

Voya Securitized Credit Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

2,550,000	(1),(2)	West Town Mall Trust 2017-KNOX E, 4.346%, 07/05/2030	2,302,925	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $383,091,388)		328,610,530	32.8

ASSET-BACKED SECURITIES: 23.2%
		Automobile Asset-Backed Securities: 3.1%
3,472,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	2,835,061	0.3
1,800,000		Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	1,768,029	0.2
4,300,000		AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	4,248,329	0.4
3,750,000		AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	3,557,472	0.4
750,000		Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	750,320	0.1
2,050,000		Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	1,989,778	0.2
2,700,000	(2)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,333,295	0.2
1,455,000		Santander Drive Auto Receivables Trust 2018-2 C, 3.350%, 07/17/2023	1,450,002	0.1
5,150,000		Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	4,878,960	0.5
1,550,000		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	1,501,851	0.1
4,200,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	4,015,082	0.4
730,000		Santander Drive Auto Receivables Trust 2019-3 B, 2.280%, 09/15/2023	714,557	0.1
164,798	(2)	Tesla Auto Lease Trust 2018-A D, 3.300%, 05/20/2020	164,155	0.0
1,200,000	(2)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	1,178,434	0.1
			31,385,325	3.1

		Home Equity Asset-Backed Securities: 0.6%
766,552	(1),(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	694,123	0.1
3,119,709		GSAA Home Equity Trust 2006-14 A3A, 1.447%, (US0001M + 0.250%), 09/25/2036	1,440,734	0.1
1,680,636	(1)	GSAA Home Equity Trust 2006-4 4A3, 3.729%, 03/25/2036	1,200,374	0.1
1,150,892		GSAA Home Equity Trust 2007-1 1A1, 1.027%, (US0001M + 0.080%), 02/25/2037	459,724	0.1
988,866	(1)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	1,002,937	0.1
1,028,389	(1)	Renaissance Home Equity Loan Trust 2005-4 A6, 5.749%, 02/25/2036	998,819	0.1
			5,796,711	0.6

		Other Asset-Backed Securities: 15.7%
1,684,015	(2)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	1,595,602	0.2
1,832,091	(1),(2)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	1,816,916	0.2
3,000,000	(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	2,617,821	0.3
1,500,000	(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 09/25/2059	1,365,955	0.1
1,073,505	(1),(2),(4),(6)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	–	–
2,450,000	(2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	2,231,337	0.2
1,100,000	(2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	951,412	0.1
3,727,522	(2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	3,717,076	0.4
500,000	(2)	Ares XXIX CLO Ltd. 2014-1A C, 5.336%, (US0003M + 3.500%), 04/17/2026	446,927	0.0
1,400,000	(2)	Atrium CDO Corp. 12A CR, 3.452%, (US0003M + 1.650%), 04/22/2027	1,288,826	0.1
500,000	(2)	Atrium CDO Corp. 12A DR, 4.602%, (US0003M + 2.800%), 04/22/2027	405,903	0.0
1,000,000	(2)	Babson CLO Ltd. 2014-IA C, 5.269%, (US0003M + 3.450%), 07/20/2025	891,413	0.1

See Accompanying Notes to Financial Statements

37

Voya Securitized Credit Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

6,000,000	(2)	Barings CLO Ltd 2018-3A D, 4.719%, (US0003M + 2.900%), 07/20/2029	4,626,894	0.5
4,050,000	(2)	BDS 2020-FL5 D Ltd., 3.112%, (US0001M + 2.500%), 02/16/2037	3,019,444	0.3
367,676	(1)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 4.572%, 10/25/2036	345,949	0.0
2,250,000	(2)	BlueMountain CLO 2012-2A DR2 Ltd., 4.595%, (US0003M + 2.900%), 11/20/2028	1,774,454	0.2
1,000,000	(2)	BlueMountain CLO 2015-1A D Ltd., 7.298%, (US0003M + 5.450%), 04/13/2027	782,423	0.1
2,000,000	(2)	BlueMountain CLO 2016-1 Ltd. 2016-1A DR, 4.469%, (US0003M + 2.650%), 04/20/2027	1,557,556	0.2
3,000,000	(2)	Bowman Park CLO Ltd. 2014-1A E, 7.083%, (US0003M + 5.400%), 11/23/2025	2,351,256	0.2
3,200,000	(2)	Carlyle Global Market Strategies CLO 2015-2A CR Ltd., 4.044%, (US0003M + 2.250%), 04/27/2027	2,609,952	0.3
2,500,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 1.652%, (US0001M + 0.705%), 09/25/2035	2,204,823	0.2
3,000,000	(2)	Cumberland Park CLO Ltd. 2015-2A DR, 4.519%, (US0003M + 2.700%), 07/20/2028	2,442,858	0.2
1,428,250	(2)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	1,396,807	0.1
1,901,050	(2)	Domino's Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	1,821,805	0.2
500,000	(2)	Dorchester Park CLO Ltd. 2015-1A DR, 4.219%, (US0003M + 2.400%), 04/20/2028	402,320	0.0
1,650,000	(2)	Dryden XXV Senior Loan Fund 2012-25A CRR, 3.681%, (US0003M + 1.850%), 10/15/2027	1,495,055	0.1
1,565,000	(2)	Dryden XXV Senior Loan Fund 2012-25A DRR, 4.831%, (US0003M + 3.000%), 10/15/2027	1,279,766	0.1
1,488,750	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,567,850	0.2
2,650,000	(2)	Galaxy XXIX CLO Ltd. 2018-29A D, 4.092%, (US0003M + 2.400%), 11/15/2026	2,154,988	0.2
945,500	(2)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	857,967	0.1
2,665,079	(2)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	1,477,228	0.1
1,500,000	(2)	Home Partners of America 2018-1 E Trust, 2.650%, (US0001M + 1.850%), 07/17/2037	1,322,705	0.1
650,000	(2)	J.G. Wentworth XLI LLC 2018-1A B, 4.700%, 10/15/2074	618,448	0.1
3,250,000	(2)	Jersey Mike's Funding 2019-1A A2, 4.433%, 02/15/2050	2,883,725	0.3
750,000	(2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	729,827	0.1
6,966		JP Morgan Mortgage Acquisition Trust 2007-CH5 A4, 1.107%, (US0001M + 0.160%), 06/25/2036	6,997	0.0
750,000	(2)	LCM XX L.P. 20A-DR, 4.619%, (US0003M + 2.800%), 10/20/2027	597,135	0.1
1,550,000	(2)	LCM XXII Ltd. 22A CR, 4.619%, (US0003M + 2.800%), 10/20/2028	1,174,466	0.1
944,101	(2)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	986,502	0.1
2,500,000	(2)	Madison Park Funding XIII Ltd. 2014-13A DR2, 4.669%, (US0003M + 2.850%), 04/19/2030	1,931,943	0.2
750,000	(2)	Magnetite XXIII Ltd. 2019-23A D, 5.470%, (US0003M + 3.600%), 10/25/2032	547,122	0.1
1,000,000	(2)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	930,537	0.1
5,950,000	(2)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	4,359,823	0.4
3,450,000	(2)	Marlette Funding Trust 2019-4A B, 2.950%, 12/17/2029	3,037,909	0.3
1,400,000	(2)	Marlette Funding Trust 2020-1A C, 2.800%, 03/15/2030	1,086,554	0.1
900,000	(1),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	849,944	0.1
1,190,857	(1),(2)	Mill City Mortgage Loan Trust 2017-3 M2, 3.250%, 01/25/2061	1,161,167	0.1
1,800,000	(1),(2)	Mill City Mortgage Trust 2015-2 B2, 3.820%, 09/25/2057	1,498,128	0.1
2,662,062	(2)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	2,520,596	0.3
1,921,832	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,847,669	0.2

See Accompanying Notes to Financial Statements

38

Voya Securitized Credit Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

1,786,759	(2)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	1,804,161	0.2
1,941,405	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,780,247	0.2
1,317,282	(2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,318,138	0.1
1,650,000	(2)	Neuberger Berman CLO XVI-S Ltd. 2017-16SA D, 4.331%, (US0003M + 2.500%), 01/15/2028	1,349,776	0.1
3,000,000	(2),(7)	Neuberger Berman CLO XXI Ltd. 2016-21A ER, 7.019%, (US0003M + 5.200%), 04/20/2027	1,811,709	0.2
475,000	(2)	OHA Credit Partners IX Ltd. 2013-9A DR, 5.119%, (US0003M + 3.300%), 10/20/2025	436,478	0.0
2,750,000	(2)	Palmer Square Loan Funding 2018-1A D Ltd., 5.781%, (US0003M + 3.950%), 04/15/2026	1,826,836	0.2
2,500,000	(2)	Palmer Square Loan Funding 2018-1A E Ltd., 7.731%, (US0003M + 5.900%), 04/15/2026	1,540,570	0.2
3,000,000	(2)	Palmer Square Loan Funding 2018-4 D Ltd., 5.942%, (US0003M + 4.250%), 11/15/2026	2,015,955	0.2
2,068,500	(2)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	1,974,653	0.2
330,314	(1)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.741%, 01/25/2036	322,145	0.0
2,000,000	(2)	Progress Residential 2018-SFR1 E Trust, 4.380%, 03/17/2035	1,915,610	0.2
2,147,000	(2)	Recette CLO Ltd. 2015-1A DR, 4.569%, (US0003M + 2.750%), 10/20/2027	1,794,838	0.2
1,950,000	(2)	Recette Clo Ltd. 2015-1A E, 7.519%, (US0003M + 5.700%), 10/20/2027	1,437,384	0.1
1,600,000	(2)	Silver Creek CLO Ltd. 2014-1A CR, 4.119%, (US0003M + 2.300%), 07/20/2030	1,409,080	0.1
900,000	(2)	Sofi Consumer Loan Program 2017-5 B LLC, 3.690%, 09/25/2026	788,859	0.1
1,000,000	(2)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	936,950	0.1
3,800,000	(2)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	3,133,373	0.3
850,000	(2)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	812,358	0.1
2,800,000	(2)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,615,765	0.3
1,100,000	(2)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	975,436	0.1
1,500,000	(2)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	1,322,219	0.1
2,500,000	(2)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	2,080,533	0.2
1,950,000	(2)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	1,594,756	0.2
600,000	(2)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	486,563	0.0
1,524,000	(1),(2)	SoFi Consumer Loan Program 2017-1 B, 4.730%, 01/26/2026	1,461,092	0.1
3,200,000	(2)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	2,519,168	0.3
1,780,000	(2)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	1,395,983	0.1
3,397,167	(2)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	3,305,933	0.3
417,280		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 1.117%, (US0001M + 0.170%), 12/25/2036	387,882	0.0
3,750,000	(2)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	2,782,193	0.3
1,993,880	(2)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	1,537,362	0.2
3,627,305	(2)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 01/30/2055	3,192,239	0.3
4,200,000	(2)	Symphony CLO XIV Ltd. 2014-14A DR, 4.938%, (US0003M + 3.100%), 07/14/2026	3,602,306	0.4
1,580,000	(2)	Taco Bell Funding LLC 2018-1A A2I, 4.318%, 11/25/2048	1,542,491	0.2
2,000,000	(2)	TES 2017-2A B LLC, 6.990%, 02/20/2048	1,394,787	0.1

See Accompanying Notes to Financial Statements

39

Voya Securitized Credit Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

1,100,000	(2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	940,037	0.1
2,000,000	(2)	THL Credit Wind River 2014-1 CRR CLO Ltd., 3.769%, (US0003M + 1.950%), 07/18/2031	1,628,234	0.2
1,100,000	(1),(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.449%, 11/25/2057	1,057,173	0.1
1,200,000	(1),(2)	Towd Point Mortgage Trust 2017-2 M1, 3.750%, 04/25/2057	1,147,631	0.1
1,000,000	(2)	Trafigura Securitisation Finance PLC 2018-1A B, 4.290%, 03/15/2022	1,006,783	0.1
3,500,000	(2)	Venture XX CLO Ltd. 2015-20A CR, 3.731%, (US0003M + 1.900%), 04/15/2027	3,009,930	0.3
2,443,750	(2)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	2,233,319	0.2
1,759,500	(2)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,595,022	0.2
3,851,250	(2)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	3,669,009	0.4
			156,482,746	15.6

		Student Loan Asset-Backed Securities: 3.8%
315,420	(2)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	294,279	0.0
959,896	(2)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	989,223	0.1
618,392	(2)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	657,958	0.1
270,279	(2)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	276,337	0.0
64,688	(2)	Commonbond Student Loan Trust 2018-BGS C, 4.120%, 09/25/2045	67,010	0.0
661,327	(1),(2)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/2042	670,697	0.1
141,844	(2)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	140,074	0.0
405,291	(1),(2)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	419,364	0.0
219,971	(2)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	223,406	0.0
513,232	(2)	Earnest Student Loan Program, LLC 2016-D B, 3.800%, 01/25/2041	523,505	0.1
490,361	(2)	Earnest Student Loan Program, LLC 2016-D C, 4.390%, 01/25/2041	492,752	0.1
428,101	(2)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	427,656	0.0
600,000	(2)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	614,697	0.1
2,050,000	(1),(2)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	2,077,999	0.2
516,550	(2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	502,255	0.1
1,290,000	(2)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	1,297,645	0.1
2,623,000	(2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,567,473	0.3
1,000,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,038,473	0.1
416,414	(2)	SoFi Professional Loan Program 2015-B B, 3.520%, 03/25/2036	419,337	0.0
478,103	(2)	SoFi Professional Loan Program 2015-C B LLC, 3.580%, 08/25/2036	486,105	0.1
245,131	(2)	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/2037	246,597	0.0
1,600,000	(2)	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/2037	1,627,706	0.2
3,265,000	(1),(2)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	3,456,924	0.3
1,525,000	(1),(2)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,610,189	0.2
1,250,000	(1),(2)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,308,390	0.1
1,250,000	(2)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/2040	1,276,059	0.1
1,000,000	(2)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,053,020	0.1

See Accompanying Notes to Financial Statements

40

Voya Securitized Credit Fund	portfolio of investments
as of March 31, 2020 (CONTINUED)

4,000,000	(2) SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	3,982,897	0.4
2,000,000	(2) Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	2,033,448	0.2
1,000,000	(2) Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,032,126	0.1
1,000,000	(2) Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	1,008,478	0.1
5,050,000	(2) SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	5,059,098	0.5
		37,881,177	3.8

	Total Asset-Backed Securities
	(Cost $261,815,854)	231,545,959	23.1

	Total Long-Term Investments
	(Cost $1,093,278,420)	959,334,614	95.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Mutual Funds: 2.9%
29,533,000	(8) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.340%
	(Cost $29,533,000)	29,533,000	2.9

	Total Short-Term Investments
	(Cost $29,533,000)	29,533,000	2.9

	Total Investments in Securities (Cost $1,122,811,420)	$ 988,867,614	98.7
	Assets in Excess of Other Liabilities	12,591,498	1.3
	Net Assets	$ 1,001,459,112	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of March 31, 2020.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of March 31, 2020.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Settlement is on a when-issued or delayed-delivery basis.
(8)	Rate shown is the 7-day yield as of March 31, 2020.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

41

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: June 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: June 8, 2020

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: June 8, 2020